                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-242

                           IXIS Advisor Funds Trust II
--------------------------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Item 1.  Reports to Stockholders.

                       [LOGO]
                       IXIS
                       ADVISOR FUNDS

  Equity Funds
  Semiannual Report
  June 30, 2005

CGM Advisor Targeted Equity Fund

Hansberger International Fund

Harris Associates Focused Value Fund

Harris Associates Large Cap Value Fund

IXIS U.S. Diversified Portfolio
(formerly CDC Nvest Star Advisers Fund)
  Harris Associates
  Loomis, Sayles & Company
  Mercury Advisors

IXIS Value Fund
(formerly CDC Nvest Star Value Fund)
  Harris Associates
  Loomis, Sayles & Company
  Vaughan Nelson Investment Management
  Westpeak Global Advisors

Vaughan Nelson Small Cap Value Fund

Westpeak Capital Growth Fund
TABLE OF CONTENTS

Management Discussion and Performance.......Page 1

Schedule of Investments....................Page 27

Financial Statements.......................Page 47

                       CGM ADVISOR TARGETED EQUITY FUND

PORTFOLIO PROFILE



Objective:
Seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the overall U.S. economy

--------------------------------------------------------------------------------
Strategy:
Generally invests in a focused portfolio of common stocks of large-cap companies

--------------------------------------------------------------------------------
Inception Date:
November 27, 1968

--------------------------------------------------------------------------------
Manager:
G. Kenneth Heebner

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFGX
                                 Class B NEBGX
                                 Class C NEGCX
                                 Class Y NEGYX

--------------------------------------------------------------------------------
You Should Know:
The fund invests in a small number of securities, which may result in greater volatility than more diversified funds. Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations. The fund may invest in foreign securities that involve risks not associated with domestic securities.

Management Discussion
--------------------------------------------------------------------------------

CGM Advisor Targeted Equity Fund's concentrated investment approach served shareholders well during the first half of 2005, as several key holdings delivered strong gains. For the six months ended June 30, 2005, the fund returned 3.34%, based on the net asset value of class A shares and $0.01 in dividends reinvested during the period. The fund's performance was ahead of both its benchmark, the S&P 500 Index, which returned -0.81% for the period, and Morningstar's Large Blend category, which averaged -0.60%.

ASSETS SHIFTED TO CAPITALIZE ON INVESTMENT OPPORTUNITIES
We began 2005 fully invested in anticipation of continued moderate economic growth, rising corporate profits and modest interest rates. Because we expected continued increases in oil and gas prices, these industries were the most heavily weighted. The fund also held a variety of economically sensitive companies and defense firms.

However, during the first half of the year we eliminated the defense holdings and reduced the economically sensitive securities, using the proceeds to add to the fund's positions in oil services and healthcare, including pharmaceutical and biotech companies.

ENERGY STOCKS AMONG TOP PERFORMERS
Reflecting our optimism for the sector, energy stocks accounted for approximately one-third of fund assets. The biggest gainer during the period was ConocoPhillips, a leading integrated oil company, which recently made a major investment in LUKOIL, Russia's largest oil company. Oil and gas producers -- including British Petroleum, France's Total, and Halliburton (a major U.S. provider of oil services) -- all contributed positively to fund performance. Going forward, we believe that oil and gas prices will continue to increase, creating significant investment opportunities within the industry.

Other top performers in the fund's portfolio included Genentech, which manufactures and markets biotechnology products in the U.S., Europe and Asia.
In addition to receiving recognition for its leadership in drugs used in treating cancer, Genentech targets rare and/or badly underserved diseases, sidestepping its competition. Google, a global internet search engine, has made impressive earnings gains since its initial public offering in the fall of 2004.

FINANCIAL SERVICES AND INTERNET STOCKS UNDERPERFORMED
Laggards for the period included American International Group (AIG), a major global financial services company. AIG declined in the face of regulatory accusations and the departure of its CEO, Maurice Greenburg. eBay, a popular online auction service, also proved disappointing. eBay's results were less than expected and we sold the stock at a significant loss.

However, we have high expectations for Legg Mason, which we added to the fund's financial services investments late in the period. Legg Mason recently announced the acquisition of CitiGroup's asset management business. We believe this merger should greatly increase Legg Mason's earning power and enhance its competitive position.

MANAGER EXPECTS CONTINUED ECONOMIC GROWTH AND GRADUALLY RISING INTEREST RATES We expect further economic expansion and additional short-term rate increases, as the Federal Reserve Board continues to raise interest rates from the abnormally low levels established in 2003 and 2004. While the market is not inexpensive by historical standards, we continue to find opportunities in individual stocks. As always, we will target a relatively small number of established companies in industries we believe will have earnings growth rates well above the overall economy.

                       CGM ADVISOR TARGETED EQUITY FUND

Investment Results through June 30, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                     June 30, 1995 through June 30, 2005

                                         Maximum
                  Net Asset Value/1/  Sales Charge/2/       S&P 500 Index/4/
                  ----------------    ----------------      ----------------
     6/30/1995         $10,000          $ 9,425                  $10,000
     7/31/1995          10,451            9,850                   10,332
     8/31/1995          10,504            9,900                   10,358
     9/30/1995          10,695           10,080                   10,795
    10/31/1995          10,475            9,873                   10,756
    11/30/1995          10,975           10,344                   11,228
    12/31/1995          10,827           10,204                   11,445
     1/31/1996          11,207           10,562                   11,834
     2/29/1996          11,566           10,901                   11,944
     3/31/1996          11,566           10,901                   12,059
     4/30/1996          11,351           10,699                   12,237
     5/31/1996          11,526           10,863                   12,552
     6/30/1996          11,403           10,747                   12,600
     7/31/1996          10,736           10,118                   12,043
     8/31/1996          10,839           10,216                   12,297
     9/30/1996          11,582           10,916                   12,990
    10/31/1996          12,263           11,558                   13,348
    11/30/1996          13,219           12,459                   14,357
    12/31/1996          13,089           12,336                   14,072
     1/31/1997          14,271           13,450                   14,951
     2/28/1997          14,034           13,227                   15,069
     3/31/1997          13,438           12,665                   14,450
     4/30/1997          14,204           13,387                   15,312
     5/31/1997          14,901           14,044                   16,244
     6/30/1997          15,566           14,671                   16,972
     7/31/1997          17,074           16,092                   18,323
     8/31/1997          16,196           15,265                   17,296
     9/30/1997          17,026           16,047                   18,243
    10/31/1997          16,358           15,418                   17,634
    11/30/1997          16,172           15,242                   18,450
    12/31/1997          16,172           15,242                   18,767
     1/31/1998          16,435           15,490                   18,975
     2/28/1998          17,880           16,852                   20,343
     3/31/1998          19,030           17,935                   21,385
     4/30/1998          19,760           18,624                   21,600
     5/31/1998          19,450           18,332                   21,229
     6/30/1998          20,491           19,313                   22,091
     7/31/1998          20,599           19,415                   21,856
     8/31/1998          16,669           15,711                   18,696
     9/30/1998          16,787           15,822                   19,894
    10/31/1998          18,478           17,415                   21,512
    11/30/1998          20,015           18,864                   22,816
    12/31/1998          21,572           20,332                   24,131
     1/31/1999          23,035           21,710                   25,140
     2/28/1999          21,383           20,154                   24,358
     3/31/1999          21,897           20,637                   25,333
     4/30/1999          21,820           20,565                   26,314
     5/31/1999          21,117           19,903                   25,693
     6/30/1999          22,674           21,370                   27,119
     7/31/1999          22,141           20,868                   26,272
     8/31/1999          22,103           20,832                   26,142
     9/30/1999          20,792           19,597                   25,425
    10/31/1999          21,591           20,349                   27,034
    11/30/1999          22,407           21,119                   27,584
    12/31/1999          24,847           23,418                   29,208
     1/31/2000          22,904           21,587                   27,741
     2/29/2000          24,938           23,504                   27,216
     3/31/2000          25,210           23,760                   29,878
     4/30/2000          24,262           22,867                   28,979
     5/31/2000          23,291           21,952                   28,385
     6/30/2000          23,382           22,038                   29,084
     7/31/2000          22,636           21,335                   28,630
     8/31/2000          23,709           22,346                   30,408
     9/30/2000          22,851           21,537                   28,803
    10/31/2000          22,899           21,582                   28,681
    11/30/2000          22,684           21,379                   26,420
    12/31/2000          23,718           22,354                   26,549
     1/31/2001          21,614           20,372                   27,491
     2/28/2001          20,929           19,726                   24,984
     3/31/2001          20,398           19,225                   23,401
     4/30/2001          21,285           20,061                   25,220
     5/31/2001          20,855           19,656                   25,389
     6/30/2001          20,997           19,789                   24,771
     7/31/2001          20,386           19,214                   24,527
     8/31/2001          18,706           17,630                   22,992
     9/30/2001          16,899           15,927                   21,135
    10/31/2001          17,000           16,023                   21,538
    11/30/2001          18,808           17,726                   23,190
    12/31/2001          19,876           18,733                   23,393
     1/31/2002          20,486           19,308                   23,052
     2/28/2002          19,544           18,420                   22,607
     3/31/2002          19,874           18,731                   23,458
     4/30/2002          19,926           18,780                   22,036
     5/31/2002          19,722           18,588                   21,873
     6/30/2002          19,085           17,988                   20,315
     7/31/2002          16,973           15,997                   18,732
     8/31/2002          16,973           15,997                   18,854
     9/30/2002          15,929           15,013                   16,805
    10/31/2002          15,546           14,653                   18,285
    11/30/2002          15,164           14,292                   19,361
    12/31/2002          14,147           13,333                   18,223
     1/31/2003          14,147           13,333                   17,746
     2/28/2003          14,045           13,237                   17,480
     3/31/2003          14,375           13,548                   17,649
     4/30/2003          15,290           14,411                   19,103
     5/31/2003          16,613           15,658                   20,110
     6/30/2003          16,892           15,921                   20,366
     7/31/2003          16,561           15,609                   20,725
     8/31/2003          16,993           16,016                   21,130
     9/30/2003          17,197           16,208                   20,905
    10/31/2003          19,335           18,223                   22,088
    11/30/2003          20,098           18,943                   22,282
    12/31/2003          20,201           19,039                   23,451
     1/31/2004          19,742           18,607                   23,881
     2/29/2004          20,939           19,735                   24,213
     3/31/2004          21,906           20,647                   23,848
     4/30/2004          20,176           19,016                   23,473
     5/31/2004          20,660           19,472                   23,795
     6/30/2004          20,837           19,639                   24,258
     7/31/2004          19,846           18,705                   23,455
     8/31/2004          20,074           18,920                   23,550
     9/30/2004          21,320           20,095                   23,805
    10/31/2004          21,574           20,334                   24,169
    11/30/2004          22,541           21,245                   25,147
    12/31/2004          23,023           21,699                   26,003
     1/31/2005          22,820           21,508                   25,369
     2/28/2005          24,347           22,947                   25,903
     3/31/2005          23,278           21,940                   25,444
     4/30/2005          22,643           21,341                   24,961
     5/31/2005          23,279           21,941                   25,756
     6/30/2005          23,797           22,428                   25,792


Average Annual Total Returns -- June 30, 2005


                                                                SINCE
                             6 MONTHS 1 YEAR 5 YEARS 10 YEARS INCEPTION
Class A (Inception 11/27/68)
Net Asset Value/1/             3.34%  14.19%   0.36%   9.06%      --
With Maximum Sales Charge/2/  -2.58    7.62   -0.82    8.41       --

Class B (Inception 2/28/97)
Net Asset Value/1/             3.10   13.44   -0.40      --     5.74%
With CDSC/3/                  -1.90    8.44   -0.76      --     5.74

Class C (Inception 9/1/98)
Net Asset Value/1/             2.99   13.31   -0.42      --     3.73
With CDSC/3/                   1.99   12.31   -0.42      --     3.73

Class Y (Inception 6/30/99)
Net Asset Value/1/             3.60   14.66    0.81      --     1.24
-----------------------------------------------------------------------

                                                                                   -------------------------

                                                                         SINCE        SINCE        SINCE
                                                                        CLASS B      CLASS C      CLASS Y
COMPARATIVE PERFORMANCE              6 MONTHS 1 YEAR 5 YEARS 10 YEARS INCEPTION/6/ INCEPTION/6/ INCEPTION/6/
S&P 500 Index/4/                      -0.81%   6.32%  -2.37%   9.94%     6.66%        3.92%        -0.83%
Morningstar Large Blend Fund Avg./5/  -0.60    6.35   -1.79    8.61      5.84         4.19         -0.22
------------------------------------------------------------------------------------------------------------

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those noted. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                           % of Net Assets as of
FUND COMPOSITION           6/30/05    12/31/04
------------------------------------------------
Common Stocks               99.2        99.4
------------------------------------------------
Short Term Investments
 and Other                   0.8         0.6
------------------------------------------------

                           % of Net Assets as of
TEN LARGEST HOLDINGS       6/30/05    12/31/04
------------------------------------------------
ConocoPhillips               7.7         5.7
------------------------------------------------
Total SA, Sponsored ADR      6.1         5.6
------------------------------------------------
Halliburton Co.              5.5          --
------------------------------------------------
HCA, Inc.                    5.4          --
------------------------------------------------
BP PLC, Sponsored ADR        5.3         4.7
------------------------------------------------
Occidental Petroleum Corp.   5.2          --
------------------------------------------------
J.C. Penney Co., Inc.        5.2          --
------------------------------------------------
Altria Group, Inc.           5.2          --
------------------------------------------------
Schlumberger, Ltd.           5.1          --
------------------------------------------------
Yum! Brands, Inc.            5.1         2.4
------------------------------------------------

                           % of Net Assets as of
FIVE LARGEST INDUSTRIES    6/30/05    12/31/04
------------------------------------------------
Oil & Gas                   24.8        23.7
------------------------------------------------
Oil & Gas Services          10.6          --
------------------------------------------------
Telecommunications           9.7        13.5
------------------------------------------------
Insurance                    7.2         4.4
------------------------------------------------
Health Care -- Services      5.4         4.7
------------------------------------------------

 Portfolio holdings and asset allocations will vary.
Notes to Charts
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/S&P 500 Index is an unmanaged index of U.S. common stocks.
/5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/The since-inception performance comparisons for each Class of fund shares are calculated as follows: Class B from 2/28/97; Class C from 9/30/98; and Class Y from 6/30/99.

                         HANSBERGER INTERNATIONAL FUND

PORTFOLIO PROFILE



Objective:
Seeks long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Invests in common stocks of small-, mid- and large-cap companies located outside the U.S. Assets are diversified across developed and emerging markets

--------------------------------------------------------------------------------
Inception Date:
December 29, 1995

--------------------------------------------------------------------------------
Managers:
Growth:
Barry A. Lockhart
Patrick H. Tan
Thomas R.H. Tibbles
Value:
Ronald Holt
Robert Mazuelos
Lauretta Reeves

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFDX
                                 Class B NEDBX
                                 Class C NEDCX

--------------------------------------------------------------------------------
You Should Know:
Foreign securities involve risks not associated with domestic securities, such as currency fluctuations, differing political, economic conditions and accounting standards. Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations. Value stocks may fall out of favor and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Hansberger International Fund is managed by two teams of international equity specialists -- one that focuses on value stocks and the other that looks for growth potential. For the six months ended June 30, 2005, the fund's total return was -0.58%, based on the net asset value of class A shares. The fund's benchmarks, the MSCI EAFE Index and the MSCI ACWI ex-U.S. Index (neither of which include the United States) returned -0.85% and 0.32%, respectively, for the six-month period, while the average performance of Morningstar's Foreign Large Blend category was -1.20%.

VALUE TEAM EMPHASIZED EUROPE AND EMERGING MARKETS
The value team's three strongest stocks were Brazilian companies, followed by two high-tech firms, one each in Taiwan and South Korea. Petrobras, a Brazilian oil company, was the top performer, as worldwide demand kept upward pressure on oil prices. A Brazilian electric utility, Cemig, was the second best performer, followed by one of the largest banks in Brazil, Banco Bradesco. Although concern about political stability hurt Brazilian stocks in the closing weeks of the semiannual period, these holdings were still a net positive. Two other major contributors were Taiwan Semiconductor and Samsung Electronics -- both information technology companies. The team believes this sector may be poised for recovery. They also like Finland's Nokia, one of Europe's leading telecommunication equipment companies, and Celestica, one of two Canadian companies recently added to the portfolio. Celestica is moving its electronics production operations into countries like China, where costs are lower.

Energy was the top-performing sector during the period, and the value segment benefited from its position in France's Total, a world leader in oil and gas production. However, energy was a relatively small portion of the fund's holdings. The value segment's worst performer was Telefonica Moviles, Spain's leading cellular telephone company, which is also active in cellular services in Latin America. Pricing wars have discouraged investors, but the team believes in the potential for Telefonica's growth in Mexico and Brazil. Another disappointing performer, Japan's Sumitomo Trust & Banking Company, was hurt when it was unable to take over the trust operations of another bank, and by sluggish economic growth in Japan. Although the team took some profits in Japanese stocks, the segment's exposure to Japan has increased.

INDIVIDUAL STOCK SELECTION HELPED GROWTH SEGMENT
Emerging markets were positive for both segments of the fund in 2005. In the growth segment, Europe was neutral and Japan was weak. Areas of concentration included information technology and healthcare; energy and materials were smaller positions relative to the benchmark. However, individual stock selection had a strongly positive influence on performance.

Energy is not considered a traditional growth investment, but this team is particularly interested in the growth potential of companies developing alternative energy sources. Denmark's Vestas Wind Systems, a pioneer and world leader in wind turbines, was this segment's top performing stock during the period. Canada's Suncor Energy was another leader. In addition to exploring for and producing crude oil and natural gas, after decades of work Suncor has developed a relatively inexpensive process that will enable it to pump oil out of huge deposits of tar sand the company owns in Alberta -- reserves said to equal those of Saudi Arabia. Energy-hungry China has expressed interest in buying the company. British Sky Broadcasting was one of this segment's worst performers in the first half of 2005. The company supplies digital television programming in the U.K. The growth team believes in the long-term fundamental outlook for Sky, although investors appear to be concerned that the franchise may be too powerful and potentially vulnerable to action by the British government that could hurt profits.

INTERNATIONAL MARKETS APPEAR UNDERVALUED RELATIVE TO THE UNITED STATES Hansberger believes that stocks in emerging markets are selling at a discount to developed markets. High oil prices and interest rates may slow economic growth, especially in Japan and Europe.

                         HANSBERGER INTERNATIONAL FUND

Investment Results through June 30, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                     [CHART]

             December 29, 1995 (inception) through June 30, 2005


                             Maximum          MSCI           MSCI ACWI
               Net Asset      Sales           EAFE             ex USA
                Value/1/    Charge/2/       Index/4/          Index/5/
              ----------   ----------      ----------       -----------
12/29/1995     $10,000      $ 9,425
12/31/1995      10,000        9,425         $10,000          $10,000
 1/31/1996      10,088        9,508          10,043           10,137
 2/29/1996      10,264        9,673          10,080           10,137
 3/31/1996      10,527        9,922          10,297           10,327
 4/30/1996      10,872       10,246          10,598           10,640
 5/31/1996      11,136       10,495          10,406           10,480
 6/30/1996      11,176       10,533          10,467           10,533
 7/31/1996      10,664       10,051          10,164           10,183
 8/31/1996      10,952       10,322          10,189           10,243
 9/30/1996      11,136       10,496          10,462           10,497
10/31/1996      11,048       10,413          10,357           10,392
11/30/1996      11,495       10,834          10,772           10,793
12/31/1996      11,665       10,995          10,636           10,668
 1/31/1997      12,136       11,438          10,266           10,472
 2/28/1997      12,387       11,675          10,437           10,664
 3/31/1997      12,265       11,560          10,477           10,641
 4/30/1997      12,387       11,675          10,535           10,731
 5/31/1997      13,027       12,278          11,223           11,394
 6/30/1997      13,626       12,843          11,845           12,023
 7/31/1997      14,144       13,331          12,039           12,266
 8/31/1997      13,351       12,583          11,142           11,301
 9/30/1997      14,081       13,271          11,769           11,912
10/31/1997      13,060       12,309          10,867           10,898
11/30/1997      12,907       12,165          10,759           10,762
12/31/1997      13,145       12,389          10,855           10,886
 1/31/1998      13,103       12,349          11,354           11,211
 2/28/1998      13,995       13,190          12,085           11,959
 3/31/1998      14,565       13,727          12,460           12,373
 4/30/1998      14,649       13,807          12,561           12,461
 5/31/1998      14,352       13,527          12,503           12,235
 6/30/1998      14,055       13,247          12,601           12,189
 7/31/1998      14,013       13,207          12,731           12,305
 8/31/1998      11,793       11,115          11,157           10,570
 9/30/1998      11,682       11,010          10,818           10,346
10/31/1998      12,533       11,812          11,948           11,430
11/30/1998      13,204       12,445          12,563           12,044
12/31/1998      13,672       12,886          13,062           12,459
 1/31/1999      14,148       13,334          13,027           12,446
 2/28/1999      13,969       13,166          12,719           12,167
 3/31/1999      14,539       13,703          13,253           12,755
 4/30/1999      15,321       14,440          13,793           13,393
 5/31/1999      14,938       14,079          13,086           12,764
 6/30/1999      15,814       14,905          13,599           13,350
 7/31/1999      15,635       14,736          14,006           13,663
 8/31/1999      15,524       14,631          14,061           13,711
 9/30/1999      15,167       14,295          14,205           13,804
10/31/1999      15,702       14,800          14,740           14,318
11/30/1999      16,875       15,905          15,256           14,890
12/31/1999      18,814       17,733          16,628           16,310
 1/31/2000      18,115       17,073          15,574           15,425
 2/29/2000      19,248       18,142          15,996           15,842
 3/31/2000      19,304       18,194          16,620           16,438
 4/30/2000      17,905       16,875          15,748           15,520
 5/31/2000      17,092       16,109          15,367           15,123
 6/30/2000      17,593       16,581          15,971           15,767
 7/31/2000      17,119       16,135          15,305           15,145
 8/31/2000      17,631       16,617          15,441           15,332
 9/30/2000      16,968       15,993          14,692           14,482
10/31/2000      16,325       15,387          14,348           14,021
11/30/2000      15,582       14,686          13,813           13,392
12/31/2000      16,516       15,566          14,307           13,850
 1/31/2001      16,836       15,868          14,300           14,057
 2/28/2001      15,760       14,854          13,229           12,945
 3/31/2001      14,730       13,883          12,353           12,030
 4/30/2001      15,680       14,778          13,220           12,848
 5/31/2001      15,863       14,951          12,764           12,493
 6/30/2001      15,732       14,827          12,246           12,014
 7/31/2001      15,444       14,556          12,025           11,746
 8/31/2001      15,110       14,241          11,722           11,455
 9/30/2001      13,533       12,754          10,538           10,239
10/31/2001      13,798       13,004          10,807           10,526
11/30/2001      14,582       13,743          11,206           11,008
12/31/2001      15,034       14,169          11,273           11,150
 1/31/2002      14,676       13,832          10,675           10,672
 2/28/2002      14,711       13,865          10,750           10,749
 3/31/2002      15,589       14,693          11,390           11,378
 4/30/2002      15,485       14,594          11,419           11,407
 5/31/2002      15,578       14,682          11,574           11,531
 6/30/2002      14,631       13,789          11,118           11,033
 7/31/2002      13,227       12,467          10,021            9,958
 8/31/2002      13,250       12,488          10,001            9,958
 9/30/2002      11,615       10,947           8,929            8,903
10/31/2002      12,253       11,548           9,410            9,381
11/30/2002      13,134       12,378           9,838            9,832
12/31/2002      12,565       11,842           9,508            9,514
 1/31/2003      12,124       11,427           9,112            9,180
 2/28/2003      11,788       11,110           8,904            8,994
 3/31/2003      11,637       10,968           8,735            8,820
 4/30/2003      12,854       12,115           9,601            9,669
 5/31/2003      13,770       12,978          10,192           10,285
 6/30/2003      14,082       13,272          10,444           10,570
 7/31/2003      14,372       13,546          10,699           10,852
 8/31/2003      14,824       13,971          10,959           11,175
 9/30/2003      15,021       14,157          11,299           11,488
10/31/2003      16,087       15,162          12,004           12,233
11/30/2003      16,365       15,424          12,273           12,500
12/31/2003      17,467       16,463          13,232           13,454
 1/31/2004      17,862       16,835          13,420           13,670
 2/29/2004      18,081       17,042          13,732           14,017
 3/31/2004      17,908       16,878          13,815           14,104
 4/30/2004      17,397       16,397          13,514           13,665
 5/31/2004      17,455       16,451          13,555           13,696
 6/30/2004      17,745       16,724          13,875           14,006
 7/31/2004      16,944       15,970          13,427           13,598
 8/31/2004      17,095       16,112          13,489           13,706
 9/30/2004      17,536       16,528          13,844           14,147
10/31/2004      18,046       17,009          14,317           14,639
11/30/2004      19,100       18,002          15,299           15,655
12/31/2004      19,841       18,701          15,971           16,327
 1/31/2005      19,413       18,297          15,679           16,046
 2/28/2005      20,479       19,301          16,360           16,838
 3/31/2005      19,911       18,766          15,955           16,381
 4/30/2005      19,447       18,329          15,598           15,977
 5/31/2005      19,517       18,395          15,622           16,077
 6/30/2005      19,731       18,600          15,835           16,380


Average Annual Total Returns -- June 30, 2005


                                                                              SINCE
                                             6 MONTHS 1 YEAR/8/ 5 YEARS/8/ INCEPTION/8/
CLASS A (Inception 12/29/95)
Net Asset Value/1/                            -0.58%   11.17%      2.31%      7.41%
With Maximum Sales Charge/2/                  -6.28     4.80       1.10       6.75

CLASS B (Inception 12/29/95)
Net Asset Value/1/                            -0.95    10.33       1.55       6.63
With CDSC/3/                                  -5.90     5.33       1.22       6.63

CLASS C (Inception 12/29/95)
Net Asset Value/1/                            -1.01    10.33       1.54       6.63
With CDSC/3/                                  -2.00     9.33       1.54       6.63
---------------------------------------------------------------------------------------

                                                                              SINCE
COMPARATIVE PERFORMANCE                      6 MONTHS  1 YEAR    5 YEARS   INCEPTION/7/
MSCI ACWI ex-U.S. Index/5/                     0.32%   16.95%      0.76%      5.33%
MSCI EAFE Index/4/                            -0.85    14.13      -0.17       4.96
Morningstar Foreign Large Blend Fund Avg./6/  -1.20    12.57      -2.51       5.09

All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                   % of Net Assets as of
FUND COMPOSITION                   6/30/05    12/31/04
--------------------------------------------------------
Common Stocks                       97.6        97.4
--------------------------------------------------------
Short Term Investments
 and Other                           2.4         2.6
--------------------------------------------------------

                                   % of Net Assets as of
TEN LARGEST HOLDINGS               6/30/05    12/31/04
--------------------------------------------------------
HBOS PLC                             1.8         1.6
--------------------------------------------------------
Royal Bank of Scotland PLC           1.8         1.8
--------------------------------------------------------
Novartis AG                          1.6         1.6
--------------------------------------------------------
Canon, Inc.                          1.4         1.7
--------------------------------------------------------
DBS Group Holdings, Ltd.             1.4         0.8
--------------------------------------------------------
Nestle SA                            1.4         0.9
--------------------------------------------------------
Schneider Electric SA                1.3         0.7
--------------------------------------------------------
Hutchison Whampoa, Ltd.              1.3         1.3
--------------------------------------------------------
Vestas Wind Systems AS               1.2         1.0
--------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA   1.1         0.8
--------------------------------------------------------

                                   % of Net Assets as of
FIVE LARGEST COUNTRIES             6/30/05    12/31/04
--------------------------------------------------------
United Kingdom                      18.7        19.0
--------------------------------------------------------
Japan                               16.7        18.7
--------------------------------------------------------
France                              13.1        13.9
--------------------------------------------------------
Switzerland                          8.9         5.6
--------------------------------------------------------
Germany                              6.4         7.2
--------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
Notes to Charts
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Morgan Stanley Capital International Europe Australasia and Far East Index
   (MSCI EAFE) is an unmanaged index designed to measure developed market equity performance, excluding the United States and Canada.
/5/Morgan Stanley Capital International All Countries World Index ex-U.S. (MSCI
   ACWI ex-U.S. Index) is an unmanaged index designed to measure equity market performance in developed and emerging markets, excluding the United States.
/6/Morningstar Foreign Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/The since-inception performance comparisons are calculated from 12/31/95. /8/Fund performance has been increased by expense waivers, without which performance would have been lower.

                     HARRIS ASSOCIATES FOCUSED VALUE FUND

PORTFOLIO PROFILE


Objective:
Seeks long-term capital appreciation

--------------------------------------------------------------------------------
Strategy:
Focuses on 25 to 30 stocks of mid- to large-cap U.S. companies

--------------------------------------------------------------------------------
Inception Date:
March 15, 2001

--------------------------------------------------------------------------------
Managers:
Floyd J. Bellman
Robert M. Levy

--------------------------------------------------------------------------------
Symbols:

                                 Class A NRSAX
                                 Class B NRSBX
                                 Class C NRSCX

--------------------------------------------------------------------------------
You Should Know:
The fund invests in a small number of securities, which may result in greater volatility than more diversified funds. Value stocks may fall out of favor with investors and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------


Equity returns were muted during the first half of 2005, but Harris Associates Focused Value Fund's total return for the six months ended June 30 was 2.76%, based on the net asset value of the fund's class A shares. The fund outperformed its benchmark, the Standard & Poor's 500 Index, which returned -0.81% for the period, and exceeded the 0.39% average return on Morningstar's Large Value category.

CAREFUL STOCK-PICKING BROUGHT SOLID RESULTS
Although the fund's energy position was significantly less than the benchmark, strong performance by Burlington Resources, a North American producer of oil and natural gas, had a positive impact on the fund's performance. In addition, the fund's technology holdings kept pace with the benchmark's tech segment, despite having far less exposure. H&R Block had a positive impact on fund performance by confounding the market's negative expectations. Although tax preparation volumes were flat, Block enhanced its competitive position, opened more stores, and exceeded estimates for its mortgage division. The result was increased revenue and a higher stock price. Among the fund's healthcare holdings, Omnicare, which provides pharmaceutical services to nursing homes, saw earnings stabilize as inconsistencies among state reimbursement plans were better managed. In 2006, this function will be further simplified as reimbursement rates will be set by the federal government. Omnicare has also slashed costs, and its proposed acquisition of one of its competitors, Neighborcare, drew favorable market response. Hospira, which makes a variety of hospital supply products and specialty injectable pharmaceuticals, has continued to move forward after it was spun off from Abbott Laboratories.

TIME WARNER, WASHINGTON MUTUAL, AND HARLEY DAVIDSON HURT RESULTS
Media giant Time Warner was down sharply, as cable and media stocks came under competitive fire from traditional phone companies encroaching on their franchises, and problems persisted at America Online (AOL). We think the market has overreacted to AOL's troubles and largely ignored Time Warner's other strengths. Because Washington Mutual was a relatively large holding, the modest drop in its stock price had a negative impact on the portfolio. We believe changes in management and other short-term news obscured the company's solid operating results. The market also may have misread Harley-Davidson's announcement of production cutbacks, which were aimed at controlling dealer inventory and maintaining pricing. Some investors saw the news as signaling a sales slowdown. Our dealer contacts reported continued strong demand for Harley products, and we increased the fund's holdings when the stock fell.

ADDITIONS INCLUDED HIGH-TECH BUSINESSES AND MCDONALD'S
We added two technology companies whose share prices have fallen and whose managements are using capital to enhance shareholder value. National Semiconductor is shifting its focus from digital to analog chips for use in high-volume consumer products. This is a more stable, higher margin business niche than large computer applications. National is buying back stock and, unlike many tech companies, pays a dividend. CDW Corp. is a direct distributor of multi-brand computers and other technology products to small businesses. CDW has a solid record of growth, good market share and business prospects, and an attractive return on capital, but we believe its shares have been overlooked. Management is committed to a long-term program of increasing shareholder value. We regarded the recent decline in McDonald's shares as an opportunity to invest in this global company at an attractive price. We believe the new management team is dedicated to better capital allocation, and to building returns by improving margins and enhancing return on capital.

MANAGERS FOCUS ON VALUE AND STOCK SELECTION
We believe the fund's current holdings are selling at low prices relative to the overall market -- a comfortable stance at a time when overall equity returns seem likely to stay subdued. Against that backdrop, we believe our style of opportunistic stock selection offers potential for good absolute and relative returns.

                     HARRIS ASSOCIATES FOCUSED VALUE FUND

Investment Results through June 30, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                   March 15, 2001 (inception) through June 30, 2005


                     Net            Maximum
                    Asset            Sales             S&P 500
                   Value/1/        Charge/2/           Index/4/
                  ----------       ----------         ----------
     3/15/2001     $10,000           $ 9,425
     3/31/2001      10,090             9,510             $10,000
     4/30/2001      10,420             9,821              10,777
     5/31/2001      10,690            10,075              10,849
     6/30/2001      10,990            10,358              10,585
     7/31/2001      11,310            10,660              10,481
     8/31/2001      10,870            10,245               9,825
     9/30/2001      10,240             9,651               9,032
    10/31/2001      10,000             9,425               9,204
    11/30/2001      10,680            10,066               9,910
    12/31/2001      10,960            10,330               9,997
     1/31/2002      10,890            10,264               9,851
     2/28/2002      10,600             9,990               9,661
     3/31/2002      10,910            10,282              10,024
     4/30/2002      10,859            10,235               9,416
     5/31/2002      10,929            10,300               9,347
     6/30/2002      10,079             9,499               8,681
     7/31/2002       9,619             9,066               8,005
     8/31/2002       9,959             9,386               8,057
     9/30/2002       8,568             8,076               7,181
    10/31/2002       8,968             8,453               7,813
    11/30/2002       9,468             8,924               8,273
    12/31/2002       9,238             8,707               7,787
     1/31/2003       9,008             8,490               7,583
     2/28/2003       8,888             8,377               7,469
     3/31/2003       8,988             8,471               7,542
     4/30/2003       9,507             8,960               8,163
     5/31/2003      10,117             9,535               8,593
     6/30/2003      10,336             9,742               8,703
     7/31/2003      10,256             9,667               8,856
     8/31/2003      10,676            10,062               9,029
     9/30/2003      10,556             9,949               8,933
    10/31/2003      11,196            10,552               9,439
    11/30/2003      11,687            11,015               9,522
    12/31/2003      11,787            11,109              10,021
     1/31/2004      12,097            11,401              10,205
     2/29/2004      12,177            11,477              10,347
     3/31/2004      11,937            11,251              10,191
     4/30/2004      11,777            11,100              10,031
     5/31/2004      12,037            11,345              10,168
     6/30/2004      11,907            11,223              10,366
     7/31/2004      11,677            11,006              10,023
     8/31/2004      11,627            10,959              10,064
     9/30/2004      11,938            11,251              10,173
    10/31/2004      12,148            11,449              10,328
    11/30/2004      12,648            11,921              10,746
    12/31/2004      13,058            12,307              11,111
     1/31/2005      12,608            11,883              10,841
     2/28/2005      12,987            12,240              11,069
     3/31/2005      12,817            12,080              10,873
     4/30/2005      12,597            11,872              10,667
     5/31/2005      13,046            12,296              11,006
     6/30/2005      13,420            12,648              11,022


Average Annual Total Returns -- June 30, 2005


                                                        SINCE
                                     6 MONTHS 1 YEAR INCEPTION/7/
CLASS A (Inception 3/15/01)
Net Asset Value/1/                     2.76%  12.68%    7.09%
With Maximum Sales Charge/2/          -3.17    6.17     5.63

CLASS B (Inception 3/15/01)
Net Asset Value/1/                     2.44   11.88     6.30
With CDSC/3/                          -2.56    6.88     5.92

CLASS C (Inception 3/15/01)
Net Asset Value/1/                     2.44   11.88     6.30
With CDSC/3/                           1.44   10.88     6.30
-----------------------------------------------------------------

                                                        SINCE
COMPARATIVE PERFORMANCE              6 MONTHS 1 YEAR INCEPTION/6/
S&P 500 Index/4/                      -0.81%   6.32%    2.32%
Morningstar Large Value Fund Avg./5/   0.39    9.55     4.31

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                           % of Net Assets as of
FUND COMPOSITION           6/30/05    12/31/04
------------------------------------------------
Common Stocks               92.2        90.6
------------------------------------------------
Short Term Investments
 and Other                   7.8         9.4
------------------------------------------------

                           % of Net Assets as of
TEN LARGEST HOLDINGS       6/30/05    12/31/04
------------------------------------------------
Washington Mutual, Inc.      9.6        15.3
------------------------------------------------
Yum! Brands, Inc.            5.5         6.7
------------------------------------------------
Omnicare, Inc.               5.5         4.3
------------------------------------------------
RR Donnelley & Sons Co.      5.3         4.9
------------------------------------------------
H&R Block, Inc.              5.0         6.6
------------------------------------------------
Time Warner, Inc.            4.7         5.0
------------------------------------------------
Hospira, Inc.                4.6         3.6
------------------------------------------------
TJX Cos., Inc.               4.5         4.2
------------------------------------------------
Raytheon Co.                 4.5         4.0
------------------------------------------------
Burlington Resources, Inc.   4.0         4.3
------------------------------------------------

                           % of Net Assets as of
FIVE LARGEST INDUSTRIES    6/30/05    12/31/04
------------------------------------------------
Pharmaceuticals             13.7        11.3
------------------------------------------------
Commercial Services         13.3        14.5
------------------------------------------------
Savings & Loans             12.2        15.3
------------------------------------------------
Media                       12.0        11.5
------------------------------------------------
Retail                      10.6        13.5
------------------------------------------------

 Portfolio holdings and asset allocations will vary.
Notes to Charts
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/S&P 500 Index is an unmanaged index of U.S. common stocks.
/5/Morningstar Large Value Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/The since-inception performance comparisons are calculated from 3/31/01. /7/Fund performance has been increased by expense waivers, without which performance would have been lower.

                    HARRIS ASSOCIATES LARGE CAP VALUE FUND

PORTFOLIO PROFILE



Objective:
Seeks opportunities for long-term capital growth and income

--------------------------------------------------------------------------------
Strategy:
Invests primarily in common stock of large- and mid-cap companies in any industry

--------------------------------------------------------------------------------
Inception Date:
May 6, 1931

--------------------------------------------------------------------------------
Managers:
Edward S. Loeb
Michael J. Mangan
Diane Mustain

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFOX
                                 Class B NEGBX
                                 Class C NECOX
                                 Class Y NEOYX

--------------------------------------------------------------------------------
You Should Know:
Value stocks may fall out of favor with investors and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Despite growing corporate earnings, the stock market's engines idled during the first half of 2005. High oil prices, the nation's trade deficit, and steady upticks in interest rates prompted investors to question the durability of the U.S. economic expansion.

For the six months ended June 30, 2005, class A shares of Harris Associates Large Cap Value Fund had a total return of -3.86% based on net asset value and $0.01 in dividends reinvested during the period. The fund's results trailed both its benchmark, the Russell 1000 Value Index, which returned 1.76% for the period, and the -0.60% average return on the funds in Morningstar's Large Blend category.

LOW EXPOSURE TO ENERGY, UTILITIES AND BASIC MATERIALS HURT RESULTS
The fund had relatively little exposure to energy, the period's best-performing segment, and we have been selling our smaller holdings as prices rise. At this point, the rise in the price of oil seems driven by speculative traders. Like any commodity, its price is sensitive to shifts in supply and demand; some data suggest that prices have outrun long-term demand. Our underweight stance in utilities and basic materials, two other sectors that performed well, also held back returns.

Earnings at Washington Mutual, the nation's largest savings and loan company, continue to progress. However, shares fell moderately over this period as investors focused on short-term issues, such as changes in management. The acquisition of Providian's credit card business fits well with the company's retail business, in our opinion.

MEDIA STOCKS ALSO SUFFERED
Media companies were among the fund's weakest holdings over the period, accounting for a large portion of our underperformance; Time Warner, Viacom, Liberty Media, Disney, and Comcast all declined. In each case, investors focused on short-term weaknesses, while ignoring greater strengths. Viacom's Infinity Broadcasting suffered during a challenging time for radio generally. But other parts of the businesses -- MTV, Nickelodeon, Comedy Central -- are growing rapidly. At Disney, the focus has been on ABC's problems rather than on the success of ESPN. And Time Warner's cable and other divisions are doing well, while investors only seem to see the difficulties at America Online
(AOL). In our view, all these companies are moving forward. Management's efforts to help investors see the real values inherent in their companies also bolster our enthusiasm. For example, Time Warner and Comcast are adding Adelphia's former subscribers, Viacom is splitting apart to highlight the sum of its parts, and Liberty Media is spinning off the highly profitable Discovery Channel.

FORTUNE BRANDS, HEWLETT-PACKARD AND BAXTER WERE POSITIVE
Conglomerate Fortune Brands' spirits business was bolstered by the announcement of its purchase, with Pernod, of several high-quality liquor brands. Fortune, which also makes a broad range of home and hardware products, has benefited from the strong housing market.

We bought Hewlett-Packard (HP) when shares slumped during a sudden management change that followed a series of failed initiatives. The firm reported better results than expected during the second quarter of 2005, and the stock has performed well since the appointment of a new CEO. HP's many assets include a dominant position in printers.

The turnaround at Baxter International continues to go well, as this medical products and services company reported solid quarterly results, with improved margins and the formation of a new management team under its new CEO.

CONDITIONS APPEAR TO FAVOR EQUITIES
We believe business is moving ahead. The economy is expanding at a reasonable pace, corporate profits are increasing faster than many expected, and interest rates are still relatively low -- not an unattractive scenario for equity investors. Moreover, there are few alternatives at the moment. Bond prices are vulnerable to higher interest rates and real estate prices are nearing extremes. The market may continue to mark time, but if the economy continues to move forward, as we think it will, stock prices should follow.

                    HARRIS ASSOCIATES LARGE CAP VALUE FUND

Investment Results through June 30, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.
Growth of a $10,000 Investment in Class A Shares


                                           [CHART]

                            June 30, 1995 through June 30, 2005



                   Net Asset           Maximum Sales         Russell 1000
                   Value/1/              Charge/2/           Value Index/4/
                  ----------           ---------------     -------------------
     6/30/1995     $10,000                $ 9,425               $10,000
     7/31/1995      10,350                  9,755                10,348
     8/31/1995      10,446                  9,846                10,494
     9/30/1995      10,905                 10,278                10,874
    10/31/1995      10,797                 10,176                10,766
    11/30/1995      11,158                 10,516                11,311
    12/31/1995      11,403                 10,747                11,595
     1/31/1996      11,760                 11,084                11,957
     2/29/1996      11,823                 11,144                12,047
     3/31/1996      11,883                 11,199                12,252
     4/30/1996      11,922                 11,236                12,299
     5/31/1996      12,104                 11,408                12,453
     6/30/1996      11,845                 11,164                12,463
     7/31/1996      11,256                 10,609                11,992
     8/31/1996      11,527                 10,864                12,335
     9/30/1996      12,117                 11,420                12,825
    10/31/1996      12,490                 11,772                13,321
    11/30/1996      13,600                 12,818                14,287
    12/31/1996      13,365                 12,596                14,105
     1/31/1997      14,029                 13,223                14,789
     2/28/1997      14,203                 13,386                15,006
     3/31/1997      13,585                 12,804                14,466
     4/30/1997      14,300                 13,478                15,074
     5/31/1997      15,217                 14,342                15,916
     6/30/1997      15,962                 15,044                16,599
     7/31/1997      16,968                 15,992                17,848
     8/31/1997      16,484                 15,536                17,212
     9/30/1997      17,501                 16,495                18,252
    10/31/1997      16,735                 15,772                17,742
    11/30/1997      17,456                 16,452                18,527
    12/31/1997      17,833                 16,808                19,068
     1/31/1998      17,938                 16,907                18,798
     2/28/1998      19,379                 18,264                20,063
     3/31/1998      20,472                 19,295                21,290
     4/30/1998      20,576                 19,393                21,433
     5/31/1998      20,296                 19,129                21,115
     6/30/1998      21,145                 19,929                21,386
     7/31/1998      20,819                 19,622                21,008
     8/31/1998      17,671                 16,655                17,882
     9/30/1998      18,551                 17,484                18,908
    10/31/1998      19,891                 18,747                20,373
    11/30/1998      20,794                 19,598                21,322
    12/31/1998      22,099                 20,829                22,048
     1/31/1999      22,740                 21,433                22,224
     2/28/1999      22,195                 20,918                21,910
     3/31/1999      22,501                 21,207                22,363
     4/30/1999      23,835                 22,465                24,452
     5/31/1999      23,728                 22,363                24,183
     6/30/1999      24,468                 23,061                24,886
     7/31/1999      23,746                 22,381                24,157
     8/31/1999      23,426                 22,079                23,260
     9/30/1999      22,477                 21,185                22,448
    10/31/1999      23,378                 22,034                23,740
    11/30/1999      23,446                 22,098                23,554
    12/31/1999      24,192                 22,801                23,668
     1/31/2000      22,929                 21,611                22,896
     2/29/2000      22,156                 20,882                21,195
     3/31/2000      23,955                 22,578                23,781
     4/30/2000      23,560                 22,205                23,504
     5/31/2000      22,834                 21,521                23,752
     6/30/2000      23,134                 21,803                22,666
     7/31/2000      22,992                 21,670                22,950
     8/31/2000      24,535                 23,124                24,227
     9/30/2000      23,414                 22,068                24,449
    10/31/2000      23,480                 22,129                25,049
    11/30/2000      22,080                 20,811                24,120
    12/31/2000      22,422                 21,133                25,328
     1/31/2001      22,438                 21,148                25,425
     2/28/2001      21,105                 19,892                24,718
     3/31/2001      19,919                 18,774                23,845
     4/30/2001      21,545                 20,306                25,014
     5/31/2001      21,577                 20,336                25,576
     6/30/2001      20,828                 19,631                25,009
     7/31/2001      20,114                 18,957                24,956
     8/31/2001      18,879                 17,793                23,956
     9/30/2001      17,302                 16,307                22,270
    10/31/2001      17,920                 16,890                22,078
    11/30/2001      19,189                 18,085                23,362
    12/31/2001      19,156                 18,055                23,912
     1/31/2002      19,058                 17,963                23,728
     2/28/2002      18,553                 17,487                23,766
     3/31/2002      19,058                 17,962                24,890
     4/30/2002      18,521                 17,456                24,037
     5/31/2002      18,439                 17,379                24,157
     6/30/2002      17,333                 16,336                22,770
     7/31/2002      16,227                 15,294                20,654
     8/31/2002      16,633                 15,676                20,809
     9/30/2002      14,389                 13,562                18,496
    10/31/2002      14,926                 14,067                19,866
    11/30/2002      15,933                 15,017                21,117
    12/31/2002      15,315                 14,434                20,200
     1/31/2003      14,941                 14,082                19,711
     2/28/2003      14,469                 13,637                19,186
     3/31/2003      14,648                 13,806                19,218
     4/30/2003      16,030                 15,108                20,909
     5/31/2003      17,234                 16,243                22,259
     6/30/2003      17,608                 16,595                22,537
     7/31/2003      17,446                 16,443                22,873
     8/31/2003      18,032                 16,995                23,229
     9/30/2003      17,642                 16,628                23,003
    10/31/2003      18,472                 17,409                24,410
    11/30/2003      19,122                 18,022                24,741
    12/31/2003      19,919                 18,774                26,266
     1/31/2004      20,067                 18,913                26,728
     2/29/2004      20,538                 19,357                27,301
     3/31/2004      20,230                 19,067                27,062
     4/30/2004      20,230                 19,067                26,401
     5/31/2004      20,246                 19,082                26,670
     6/30/2004      20,540                 19,359                27,300
     7/31/2004      19,792                 18,654                26,916
     8/31/2004      19,889                 18,745                27,298
     9/30/2004      19,889                 18,745                27,722
    10/31/2004      20,313                 19,145                28,182
    11/30/2004      20,865                 19,665                29,607
    12/31/2004      21,744                 20,493                30,599
     1/31/2005      21,320                 20,094                30,056
     2/28/2005      21,239                 20,017                31,052
     3/31/2005      20,980                 19,773                30,626
     4/30/2005      20,556                 19,374                30,077
     5/31/2005      21,059                 19,848                30,801
     6/30/2005      20,898                 19,697                31,138

Average Annual Total Returns -- June 30, 2005

                                                                                   SINCE
                                     6 MONTHS 1 YEAR/7/ 5 YEARS/7/ 10 YEARS/7/ INCEPTION/7/
CLASS A (Inception 5/6/31)
Net Asset Value/1/                    -3.86%    1.78%     -2.01%      7.65%          --
With Maximum Sales Charge/2/          -9.41    -4.07      -3.16       7.01           --

CLASS B (Inception 9/13/93)
Net Asset Value/1/                    -4.24     1.04      -2.73       6.86           --
With CDSC/3/                          -9.03    -3.96      -3.11       6.86           --

CLASS C (Inception 5/1/95)
Net Asset Value/1/                    -4.17     1.13      -2.72       6.86           --
With CDSC/3/                          -5.13     0.13      -2.72       6.86           --

CLASS Y (Inception 11/18/98)
Net Asset Value/1/                    -3.75     2.12      -1.52         --         0.77%
--------------------------------------------------------------------------------------------
                                                                               SINCE CLASS Y
COMPARATIVE PERFORMANCE              6 MONTHS  1 YEAR    5 YEARS    10 YEARS   INCEPTION/6/
Russell 1000 Value Index/4/            1.76%   14.06%      6.56%     12.03%        5.92%
Morningstar Large Blend Fund Avg./5/  -0.60     6.35      -1.79       8.61         2.29

All returns represents past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                               % of Net Assets as of
FUND COMPOSITION               6/30/05    12/31/04
----------------------------------------------------
Common Stocks                   98.5        97.3
----------------------------------------------------
Short Term Investments
 and Other                       1.5         2.7
----------------------------------------------------

                               % of Net Assets as of
TEN LARGEST HOLDINGS           6/30/05    12/31/04
----------------------------------------------------
Washington Mutual, Inc.          4.1         4.0
----------------------------------------------------
Liberty Media Corp., Class A     4.1         4.0
----------------------------------------------------
McDonald's Corp.                 4.0         3.6
----------------------------------------------------
JPMorgan Chase & Co.             3.5         3.0
----------------------------------------------------
Time Warner, Inc.                3.3         3.6
----------------------------------------------------
Home Depot, Inc.                 3.3         3.5
----------------------------------------------------
Citigroup, Inc.                  3.0         2.4
----------------------------------------------------
Hewlett-Packard Co.              3.0          --
----------------------------------------------------
Baxter International, Inc.       2.9         2.1
----------------------------------------------------
Viacom, Inc., Class B            2.9         2.5
----------------------------------------------------

                               % of Net Assets as of
FIVE LARGEST INDUSTRIES        6/30/05    12/31/04
----------------------------------------------------
Media                           16.6        17.8
----------------------------------------------------
Retail                          15.4        15.5
----------------------------------------------------
Diversified Financial Services  11.1         8.2
----------------------------------------------------
Beverages                        5.3         6.7
----------------------------------------------------
Health Care -- Products          4.9         5.9
----------------------------------------------------

 Portfolio holdings and asset allocations will vary.
Notes to Charts
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Russell 1000 Value Index is an unmanaged index of the largest 1,000 U.S.
   companies within the Russell 3000 with lower price-to-book ratios and lower forecasted growth values.
/5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/The since-inception performance comparison for Class Y shares is calculated from 11/30/98.
/7/Fund performance has been increased by expense waivers, without which performance would have been lower.

                        IXIS U.S. DIVERSIFIED PORTFOLIO

PORTFOLIO PROFILE


Objective:
Seeks long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Features growth and value investments through a diversified portfolio of complementary equity investment disciplines provided by specialized money managers

--------------------------------------------------------------------------------
Inception Date:
July 7, 1994

--------------------------------------------------------------------------------
Subadvisors:
Harris Associates, L.P.
Loomis, Sayles & Company, L.P.
Mercury Advisors

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFSX
                                 Class B NESBX
                                 Class C NECCX

--------------------------------------------------------------------------------
What You Should Know:
Growth stocks can be more sensitive to market movements because their values are based on future expectations. Value stocks may fall out of favor with investors and underperform the overall market. Small cap stocks carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility.

Management Discussion
--------------------------------------------------------------------------------

Faced with rising oil prices and the Federal Reserve Board's efforts to raise interest rates, U.S. stocks made only modest gains during the first half of 2005. For the six months ended June 30, 2005, IXIS U.S. Diversified Portfolio returned -0.37%, based on the net asset value of class A shares, slightly ahead of the -0.81% return on the Standard & Poor's 500 Index. However, the fund's results lagged the 3.85% return on the Standard & Poor's Midcap 400 Index and the 2.19% return on the Wilshire 4500 Index. It also fell short of the 0.05% average return of the funds in Morningstar's Mid-Cap Growth category.

The fund's four segments provide exposure to growth and value stocks across the capitalization spectrum. Harris Associates' large-cap value segment favored undervalued mid- to large-cap companies. Loomis Sayles manages two segments. Loomis' mid-cap growth segment focused on companies with a combination of earnings growth, attractive relative value and strong price trends, while their small-cap value segment emphasized companies whose appreciation potential had not been recognized by the market, in the managers' opinion. Mercury Advisors' segment sought large-cap growth stocks offering the potential for above-average earnings growth and return on equity.

HARRIS ASSOCIATES' LARGE-CAP VALUE SEGMENT FOCUSED ON INDIVIDUAL STOCKS
This segment had a relatively small position in energy, which hurt results during the period, while its media-related stocks, for which Harris Associates sees attractive business prospects, received only lukewarm attention from investors. One of the segment's energy holdings, Burlington Resources, benefited from lower exploration expenses and the rise in the price of oil and natural gas. Consumer products company Fortune Brands advanced on plans to spin-off its office products business and on the potential purchase of several high-quality liquor brands. A new CEO and better-than-expected earnings pushed Hewlett-Packard to a top-performing position. However, weak revenue growth depressed the price of Xerox Corporation stock, although Harris Associates believes the company's strong balance sheet, cash flow, and record of product innovation augur well for the future. Time Warner gave back some of its 2004 gains, depressing the stock, but Harris continues to like the company's stable of assets and strong cash flow. While McDonald's stock slumped toward the end of the period, Harris believes its fundamentals remain attractive.

LOOMIS SAYLES' MID-CAP GROWTH SEGMENT BALANCED CYCLICAL AND NON-CYCLICAL AREAS Positives for this segment included producer durables, consumer discretionary, and energy. Among producer durables, stocks of homebuilders rose on strong earnings gains, including Toll Brothers, which builds high-end homes. Specialty retail stocks were leaders, including Chico's FAS, a women's apparel company. Google, the global Internet search company, has been confounding critics with its exceptional earnings growth since its initial offering last year. The segment's large energy position was a positive. However, relatively few of the segment's technology holdings were big contributors during the period, and several financial services selections were weak. Individual stocks that proved disappointing included Harman International, a manufacturer of audio systems for automobiles, which weakened as competition in "infotainment" systems heated up. After a great run in 2004, shares of XM Satellite Radio fell on profit taking. Profit taking and concerns about the sustainability of its extraordinary sales numbers also drove down Starbucks' stock price. Loomis has been gradually moving the segment into less cyclical areas, like healthcare and consumer staples.

LOOMIS SAYLES' SMALL-CAP SEGMENT FOCUSED ON QUALITY COMPANIES WITH STRONG CASH FLOWS
Utilities, healthcare, and consumer staples were the strongest sectors during the period. The best performers among individual stocks included Triad Hospitals, which advanced on superior operating results; Trammell Crow Company, a real estate management and development company benefiting from the attractive commercial leasing and development environment; and UGI Corporation, a natural gas utility with operations in Europe, aided by the good performance of a

                        IXIS U.S. DIVERSIFIED PORTFOLIO

Management Discussion
--------------------------------------------------------------------------------

recent acquisition in France. Weakest contributors during the period included Commercial Capital Bancorp. Loomis sold its holdings in this California-based savings and loan, once a strong performer, when the stock fell as net interest margins declined. Avocent Corporation, which makes switching systems and remote access devices, fell after a disappointing earnings forecast; Loomis trimmed the position but decided to hold the stock after meeting with management. Bluelinx Holdings, a building products distributor, also declined in value but it remains in the segment because of its dividend yield and attractive valuation.

MERCURY'S LARGE-CAP GROWTH SEGMENT PURSUED OPPORTUNITIES IN A VARIETY OF SECTORS While certain individual energy stocks contributed to results, the Mercury segment's relatively small position in energy and utilities -- two of the best performing areas of the market -- held back performance. Selections in the financial and consumer staples areas also proved disappointing. Individual holdings that did poorly included Doral Financial, a diversified Puerto Rican financial company whose presence in the segment was brief but harmful; Wynn Resorts, a hotel and casino company in a highly competitive marketplace; and 3M Company, a diversified company with a broad product reach, which was obliged to narrow its full-year earnings estimates. Stock selection in the healthcare, information technology, consumer discretionary, and materials sectors had a positive impact on the segment. The best performers in this segment included Alcon, which makes medical instruments and supplies to treat eye diseases; Gilead Sciences, a biotechnology company; Transocean Inc., an offshore drilling company; and Corning, an information technology firm.

                        IXIS U.S. DIVERSIFIED PORTFOLIO

Investment Results through June 30, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                      June 30, 1995 through June 30, 2005


                             Maximum    S&P Midcap
               Net Asset      Sales        400      S&P 500     Wilshire 4500
               Value/1/     Charge/2/    Index/4/   Index/5/        Index/6/
              ----------  ------------  ----------  ---------    -------------
 6/30/1995     $10,000      $ 9,425     $10,000     $10,000        $10,000
 7/31/1995      10,727       10,110      10,522      10,332         10,588
 8/31/1995      10,950       10,320      10,716      10,358         10,835
 9/30/1995      11,291       10,641      10,976      10,795         11,128
10/31/1995      11,023       10,389      10,694      10,756         10,830
11/30/1995      11,504       10,842      11,161      11,228         11,290
12/31/1995      11,666       10,995      11,133      11,445         11,433
 1/31/1996      11,798       11,119      11,294      11,834         11,550
 2/29/1996      12,257       11,552      11,678      11,944         11,926
 3/31/1996      12,465       11,748      11,818      12,059         12,108
 4/30/1996      13,132       12,377      12,179      12,237         12,671
 5/31/1996      13,542       12,763      12,344      12,552         13,078
 6/30/1996      13,138       12,383      12,159      12,600         12,667
 7/31/1996      12,130       11,433      11,336      12,043         11,716
 8/31/1996      12,721       11,990      11,990      12,297         12,349
 9/30/1996      13,428       12,656      12,513      12,990         12,938
10/31/1996      13,316       12,550      12,549      13,348         12,746
11/30/1996      13,973       13,170      13,256      14,357         13,284
12/31/1996      13,877       13,079      13,271      14,072         13,404
 1/31/1997      14,496       13,662      13,769      14,951         13,837
 2/28/1997      14,015       13,209      13,656      15,069         13,545
 3/31/1997      13,427       12,655      13,073      14,450         12,838
 4/30/1997      13,687       12,900      13,412      15,312         12,870
 5/31/1997      14,717       13,871      14,585      16,244         14,150
 6/30/1997      15,321       14,440      14,995      16,972         14,821
 7/31/1997      16,549       15,598      16,480      18,323         15,841
 8/31/1997      16,076       15,152      16,460      17,296         15,985
 9/30/1997      16,854       15,885      17,406      18,243         17,093
10/31/1997      16,310       15,372      16,648      17,634         16,441
11/30/1997      16,435       15,490      16,895      18,450         16,446
12/31/1997      16,677       15,718      17,551      18,767         16,849
 1/31/1998      16,750       15,787      17,217      18,975         16,608
 2/28/1998      17,980       16,946      18,643      20,343         17,879
 3/31/1998      18,731       17,654      19,484      21,385         18,803
 4/30/1998      18,943       17,854      19,839      21,600         19,042
 5/31/1998      18,420       17,361      18,947      21,229         18,153
 6/30/1998      19,008       17,915      19,066      22,091         18,436
 7/31/1998      18,439       17,379      18,327      21,856         17,392
 8/31/1998      15,382       14,498      14,915      18,696         14,022
 9/30/1998      16,500       15,552      16,308      19,894         15,034
10/31/1998      17,514       16,506      17,765      21,512         15,888
11/30/1998      18,387       17,330      18,652      22,816         16,876
12/31/1998      19,888       18,744      20,905      24,131         18,304
 1/31/1999      20,823       19,625      20,091      25,140         18,599
 2/28/1999      20,206       19,044      19,039      24,358         17,587
 3/31/1999      21,419       20,187      19,571      25,333         18,273
 4/30/1999      22,273       20,993      21,115      26,314         19,729
 5/31/1999      21,656       20,411      21,206      25,693         19,558
 6/30/1999      23,018       21,695      22,342      27,119         20,379
 7/31/1999      22,254       20,975      21,867      26,272         19,762
 8/31/1999      22,165       20,891      21,118      26,142         19,269
 9/30/1999      22,245       20,966      20,466      25,425         19,121
10/31/1999      23,044       21,719      21,509      27,034         20,098
11/30/1999      25,005       23,567      22,637      27,584         21,794
12/31/1999      29,128       27,453      23,983      29,208         24,798
 1/31/2000      28,770       27,115      23,307      27,741         24,500
 2/29/2000      32,300       30,442      24,939      27,216         28,310
 3/31/2000      31,967       30,129      27,026      29,878         27,262
 4/30/2000      29,505       27,809      26,082      28,979         23,983
 5/31/2000      27,080       25,523      25,757      28,385         22,213
 6/30/2000      27,603       26,016      26,135      29,084         24,881
 7/31/2000      26,891       25,344      26,548      28,630         24,174
 8/31/2000      28,999       27,331      29,512      30,408         26,872
 9/30/2000      28,146       26,528      29,310      28,803         25,778
10/31/2000      26,812       25,270      28,316      28,681         23,672
11/30/2000      23,571       22,215      26,179      26,420         19,643
12/31/2000      24,181       22,791      28,181      26,549         20,886
 1/31/2001      24,870       23,440      28,809      27,491         22,023
 2/28/2001      22,376       21,089      27,165      24,984         19,347
 3/31/2001      20,861       19,661      25,145      23,401         17,573
 4/30/2001      22,692       21,388      27,919      25,220         19,432
 5/31/2001      22,913       21,595      28,569      25,389         19,893
 6/30/2001      22,784       21,474      28,454      24,771         20,054
 7/31/2001      22,386       21,098      28,030      24,527         19,121
 8/31/2001      21,434       20,202      27,113      22,992         18,192
 9/30/2001      19,160       18,058      23,741      21,135         15,852
10/31/2001      19,643       18,513      24,791      21,538         16,683
11/30/2001      21,256       20,033      26,635      23,190         17,979
12/31/2001      21,917       20,656      28,011      23,393         18,943
 1/31/2002      21,724       20,475      27,866      23,052         18,574
 2/28/2002      21,311       20,086      27,900      22,607         18,048
 3/31/2002      22,359       21,074      29,894      23,458         19,272
 4/30/2002      21,767       20,515      29,754      22,036         19,083
 5/31/2002      21,477       20,242      29,253      21,873         18,661
 6/30/2002      19,740       18,605      27,112      20,315         17,383
 7/31/2002      18,003       16,968      24,483      18,732         15,691
 8/31/2002      18,141       17,098      24,609      18,854         15,782
 9/30/2002      16,322       15,383      22,626      16,805         14,719
10/31/2002      17,079       16,097      23,606      18,285         15,203
11/30/2002      18,085       17,045      24,972      19,361         16,254
12/31/2002      17,134       16,149      23,946      18,223         15,569
 1/31/2003      16,693       15,734      23,246      17,746         15,233
 2/28/2003      16,515       15,565      22,693      17,480         14,845
 3/31/2003      16,639       15,682      22,884      17,649         15,064
 4/30/2003      17,935       16,904      24,545      19,103         16,319
 5/31/2003      19,258       18,151      26,579      20,110         17,869
 6/30/2003      19,520       18,398      26,918      20,366         18,295
 7/31/2003      20,016       18,865      27,873      20,725         19,149
 8/31/2003      20,995       19,788      29,138      21,130         19,951
 9/30/2003      20,472       19,295      28,692      20,905         19,704
10/31/2003      21,961       20,698      30,861      22,088         21,196
11/30/2003      22,512       21,217      31,936      22,282         21,920
12/31/2003      22,897       21,580      32,475      23,451         22,376
 1/31/2004      23,435       22,087      33,179      23,881         23,177
 2/29/2004      23,641       22,282      33,976      24,213         23,583
 3/31/2004      23,695       22,333      34,120      23,848         23,682
 4/30/2004      23,212       21,877      33,000      23,473         22,730
 5/31/2004      23,569       22,214      33,685      23,795         23,076
 6/30/2004      24,175       22,785      34,451      24,258         23,678
 7/31/2004      22,797       21,486      32,844      23,455         22,359
 8/31/2004      22,521       21,226      32,758      23,550         22,368
 9/30/2004      23,238       21,901      33,728      23,805         23,281
10/31/2004      23,665       22,304      34,267      24,169         23,804
11/30/2004      24,837       23,408      36,308      25,147         25,423
12/31/2004      25,842       24,356      37,828      26,003         26,532
 1/31/2005      25,127       23,682      36,863      25,369         25,661
 2/28/2005      25,637       24,163      38,099      25,903         26,126
 3/31/2005      25,168       23,720      37,678      25,444         25,663
 4/30/2005      24,367       22,966      36,213      24,961         24,796
 5/31/2005      25,388       23,928      38,394      25,756         26,266
 6/30/2005      25,754       24,275      39,284      25,792         27,112


Average Annual Total Returns -- June 30, 2005


                                        6 MONTHS 1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 7/7/94)
Net Asset Value/1/                       -0.37%   6.50%  -1.38%   9.92%
With Maximum Sales Charge/2/             -6.08    0.38   -2.54    9.27

CLASS B (Inception 7/7/94)
Net Asset Value/1/                       -0.71    5.68   -2.12    9.10
With CDSC/3/                             -5.68    0.68   -2.46    9.10

CLASS C (Inception 7/7/94)
Net Asset Value/1/                       -0.77    5.68   -2.13    9.10
With CDSC/3/                             -1.76    4.68   -2.13    9.10

CLASS Y (Inception 11/15/94)
Net Asset Value/1/                       -0.15    7.03   -0.82   10.41
------------------------------------------------------------------------

COMPARATIVE PERFORMANCE                 6 MONTHS 1 YEAR 5 YEARS 10 YEARS
S&P Midcap 400 Index/4/                   3.85%  14.03%   8.49%  14.66%
S&P 500 Index/5/                         -0.81    6.32   -2.37    9.94
Wilshire 4500 Index/6/                    2.19   14.50    1.73   10.49
Morningstar Mid-Cap Growth Fund Avg./7/   0.05    7.75   -4.72    8.56

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                               % of Net Assets as of
FUND COMPOSITION               6/30/05    12/31/04
----------------------------------------------------
Common Stocks                   99.3        98.3
----------------------------------------------------
Short Term Investments
 and Other                       0.7         1.7
----------------------------------------------------

                               % of Net Assets as of
TEN LARGEST HOLDINGS           6/30/05    12/31/04
----------------------------------------------------
General Electric Co.             1.3         1.3
----------------------------------------------------
Johnson & Johnson                1.3         0.6
----------------------------------------------------
Liberty Media Corp., Class A     1.1         1.1
----------------------------------------------------
Washington Mutual, Inc.          1.1         1.1
----------------------------------------------------
NRG Energy, Inc.                 1.1         0.9
----------------------------------------------------
McDonald's Corp.                 1.1         1.0
----------------------------------------------------
Citigroup, Inc.                  1.0         0.7
----------------------------------------------------
Assurant, Inc.                   1.0         0.8
----------------------------------------------------
Certegy, Inc.                    0.9         0.6
----------------------------------------------------
JPMorgan Chase & Co.             0.9         0.8
----------------------------------------------------

                               % of Net Assets as of
FIVE LARGEST HOLDINGS          6/30/05    12/31/04
----------------------------------------------------
Retail                           7.6         7.8
----------------------------------------------------
Media                            5.5         6.4
----------------------------------------------------
Health Care -- Products          5.2         5.4
----------------------------------------------------
Diversified Financial Services   4.6         4.1
----------------------------------------------------
Software                         3.8         5.2
----------------------------------------------------

 Portfolio holdings and asset allocations will vary.
Notes to Charts
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/S&P Midcap 400 Index is an unmanaged index of U.S. mid-sized companies. /5/S&P 500 Index is an unmanaged index of U.S. common stocks.
/6/Wilshire 4500 Index is an unmanaged index of 4,500 mid- and small-sized companies.
/7/Morningstar Mid-Cap Growth Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

                                IXIS VALUE FUND

PORTFOLIO PROFILE


Objective:
Seeks a reasonable, long-term investment return from a combination of market appreciation and dividend income from equity securities

--------------------------------------------------------------------------------
Strategy:
Features value investments through a diversified portfolio of complementary equity investment disciplines provided by specialized money managers

--------------------------------------------------------------------------------
Inception Date:
June 5, 1970

--------------------------------------------------------------------------------
Subadvisors:
Harris Associates, L.P.
Loomis, Sayles & Company, L.P.
Vaughan Nelson Investment Management, L.P.
Westpeak Global Advisors, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFVX
                                 Class B NEVBX
                                 Class C NECVX

--------------------------------------------------------------------------------
What You Should Know:
Value stocks may fall out of favor with investors and underperform the overall market. Small cap stocks carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility.

Management Discussion
--------------------------------------------------------------------------------

Mixed economic data, rising oil prices and interest rates, and concerns about the U.S. trade and budget deficits weighed on the market during the first half of 2005. Value stocks narrowly outperformed growth stocks. For the six months ended June 30, 2005, the total return on IXIS Value Fund was 1.52% based on the net asset value of class A shares and $0.24 in reinvested capital gains. Although the fund slightly lagged its benchmark, the Russell 1000 Value Index, which returned 1.76%, its results were above the -0.60% average return for the funds in Morningstar's Large Blend category.

The fund's four segments invest primarily in value stocks. Harris Associates focuses on companies with positive cash flows and favorable growth potential that are trading at discounts to their true business value. Loomis Sayles focuses on companies with below-average valuations and above-average earnings prospects. Vaughan Nelson emphasizes established but undervalued companies that they believe should rebound. Westpeak invests across the capitalization spectrum and employs proprietary research to select stocks based on their value and growth potential, while seeking to manage risk.

HARRIS ASSOCIATES' MID-CAP VALUE SEGMENT LOOKED FOR THE BASICS
The manager's stock-by-stock investment process led to an emphasis on consumer-oriented areas. The segment's exposure to energy, financials, utilities, and materials was less than the benchmark, which impeded relative performance. Media stocks were also weak even though, in the opinion of Harris Associates, many companies have attractive business prospects. Cablevision Systems, Yum! Brands and Baxter International were the top three performers. Cablevision stock rallied on plans to privatize the company. Yum! Brands rose on strong performance from its KFC operations in China. Baxter International, a healthcare company, is a turnaround story. Disappointments included Time Warner, McDonald's, and Liberty Media Corporation. Time Warner gave back some of its 2004 gains on weak revenues from two of its divisions, but Harris Associates believes the stock price does not adequately reflect the company's attractive stable of assets or cash flow. Although slow revenue growth in Europe hurt McDonald's, Harris still likes the company's long-term prospects. Liberty Media gave back some of its impressive 2004 gains. However, Harris believes the media group represents good value.

LOOMIS SAYLES' LARGE-CAP SEGMENT SOUGHT VALUE AND WISE USE OF CASH FLOW
Loomis Sayles added to each of its top-performing sectors, which included energy and healthcare. The high-yielding utilities sector was strong because of weakness in bond yields. Favored companies were those that deployed cash flow wisely. These included Universal Health Services, which rebounded after forecasting an earnings shortfall, and retailer JC Penney, which benefited from gains in market share. Exxon Mobil Corporation outperformed on good earnings growth. Stocks in telecommunications services, financials, and industrials struggled. The poorest performers included Avaya, Inc., a designer of communications networks, which declined on lackluster sales; Tyco International, which lost ground because of concerns that growth rates for industrials might slow later in 2005; and McDonald's, which experienced disappointing revenue growth in Europe.

VAUGHAN NELSON'S LARGE-CAP SEGMENT EMPHASIZED ATTRACTIVE ABSOLUTE RETURNS
This segment's positions in information technology, consumer discretionary, energy and consumer staples were among the biggest contributors. Triad Hospitals was one of the segment's top performers, as the company reduced its bad debt expenses. Pioneer Natural Resources, an oil and gas exploration and production company, and Kerr-McGee Corporation, a global energy company, were also among the best performing stocks. Both companies benefited from positive business fundamentals in the energy industry; both were sold during the period because they appeared overvalued. Individual stocks that detracted from results included International Business Machines (IBM), which missed first quarter earnings estimates and was sold from this segment. Regis Corporation, which owns, operates and franchises hair styling salons and schools in the United States and

                                IXIS VALUE FUND

Management Discussion
--------------------------------------------------------------------------------

Europe, declined on reports of slowing growth and rising expenses. Regis is raising prices and a reduced position in the stock remains in the segment. This segment sold its shares of American International Group (AIG) when it became the focus of several investigations.

WESTPEAK'S ALL-CAP SEGMENT PURSUED ATTRACTIVELY PRICED STOCKS WITH PRICE
MOMENTUM
This segment did well by focusing on stocks with positive price momentum and relatively low price/earnings ratios. A shift toward smaller companies and away from higher-yielding stocks was also positive. Investments in the construction, real estate, energy reserves, and electronic equipment industries produced good results. The segment's top three performers were Energizer Holdings, an industrial parts company best known for its batteries, Federated Department Stores, and Tesoro Corporation, a refiner of petroleum products. Energizer stock rose when earnings exceeded estimates; Federated made steady gains on improving sales and profits; and Tesoro benefited from rising oil prices. Holdings in the mining and metals industry posted the biggest declines. Disappointing stocks included Steel Dynamics, which declined on weakening demand for steel. International Business Machines (IBM) was hurt by disappointing first-quarter earnings; and NL Industries, a chemical company, slumped along with industrial companies in general. This segment sold its shares of Steel Dynamics and NL Industries, but retained a reduced position in IBM stock.

                                IXIS VALUE FUND

Investment Results through June 30, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                         June 30, 1995 through June30, 2005


                                      Maximum             Russell 1000
                 Net Asset             Sales                  Value
                 Value/1/             Charge/2/             Index/4/
                ----------           ----------           ------------
 6/30/1995       $10,000             $ 9,425               $10,000
 7/31/1995        10,324               9,730                10,348
 8/31/1995        10,324               9,730                10,494
 9/30/1995        10,639              10,027                10,874
10/31/1995        10,379               9,782                10,766
11/30/1995        10,948              10,319                11,311
12/31/1995        11,121              10,482                11,595
 1/31/1996        11,501              10,840                11,957
 2/29/1996        11,653              10,983                12,047
 3/31/1996        11,692              11,019                12,252
 4/30/1996        11,831              11,151                12,299
 5/31/1996        12,033              11,341                12,453
 6/30/1996        12,033              11,341                12,463
 7/31/1996        11,641              10,971                11,992
 8/31/1996        11,983              11,294                12,335
 9/30/1996        12,663              11,934                12,825
10/31/1996        13,055              12,304                13,321
11/30/1996        14,077              13,268                14,287
12/31/1996        14,048              13,240                14,105
 1/31/1997        14,399              13,571                14,789
 2/28/1997        14,560              13,723                15,006
 3/31/1997        14,004              13,199                14,466
 4/30/1997        14,267              13,447                15,074
 5/31/1997        15,072              14,205                15,916
 6/30/1997        15,862              14,950                16,599
 7/31/1997        17,061              16,080                17,848
 8/31/1997        16,402              15,459                17,212
 9/30/1997        17,096              16,113                18,252
10/31/1997        16,359              15,419                17,742
11/30/1997        16,744              15,781                18,527
12/31/1997        16,990              16,013                19,068
 1/31/1998        16,956              15,981                18,798
 2/28/1998        18,095              17,055                20,063
 3/31/1998        18,815              17,734                21,290
 4/30/1998        18,799              17,718                21,433
 5/31/1998        18,263              17,213                21,115
 6/30/1998        18,246              17,197                21,386
 7/31/1998        17,626              16,612                21,008
 8/31/1998        14,644              13,802                17,882
 9/30/1998        15,478              14,588                18,908
10/31/1998        16,777              15,812                20,373
11/30/1998        17,649              16,635                21,322
12/31/1998        18,189              17,144                22,048
 1/31/1999        17,720              16,701                22,224
 2/28/1999        17,401              16,401                21,910
 3/31/1999        17,476              16,471                22,363
 4/30/1999        18,829              17,746                24,452
 5/31/1999        18,659              17,586                24,183
 6/30/1999        19,148              18,047                24,886
 7/31/1999        18,284              17,233                24,157
 8/31/1999        17,495              16,489                23,260
 9/30/1999        16,485              15,537                22,448
10/31/1999        17,291              16,297                23,740
11/30/1999        17,042              16,062                23,554
12/31/1999        16,932              15,958                23,668
 1/31/2000        16,408              15,465                22,896
 2/29/2000        14,999              14,136                21,195
 3/31/2000        16,544              15,592                23,781
 4/30/2000        16,499              15,550                23,504
 5/31/2000        16,408              15,465                23,752
 6/30/2000        16,023              15,101                22,666
 7/31/2000        16,068              15,144                22,950
 8/31/2000        17,048              16,067                24,227
 9/30/2000        16,753              15,790                24,449
10/31/2000        17,207              16,217                25,049
11/30/2000        16,661              15,703                24,120
12/31/2000        17,274              16,281                25,328
 1/31/2001        17,820              16,796                25,425
 2/28/2001        17,343              16,346                24,718
 3/31/2001        16,751              15,788                23,845
 4/30/2001        17,797              16,773                25,014
 5/31/2001        18,274              17,223                25,576
 6/30/2001        17,956              16,923                25,009
 7/31/2001        17,796              16,773                24,956
 8/31/2001        17,024              16,045                23,956
 9/30/2001        15,592              14,695                22,270
10/31/2001        16,069              15,145                22,078
11/30/2001        17,138              16,152                23,362
12/31/2001        17,501              16,495                23,912
 1/31/2002        17,251              16,259                23,728
 2/28/2002        17,069              16,088                23,766
 3/31/2002        17,819              16,794                24,890
 4/30/2002        17,274              16,280                24,037
 5/31/2002        17,274              16,280                24,157
 6/30/2002        15,933              15,017                22,770
 7/31/2002        14,547              13,710                20,654
 8/31/2002        14,774              13,924                20,809
 9/30/2002        12,979              12,233                18,496
10/31/2002        13,820              13,025                19,866
11/30/2002        14,934              14,075                21,117
12/31/2002        14,093              13,283                20,200
 1/31/2003        13,752              12,961                19,711
 2/28/2003        13,434              12,662                19,186
 3/31/2003        13,457              12,683                19,218
 4/30/2003        14,707              13,862                20,909
 5/31/2003        15,775              14,868                22,259
 6/30/2003        16,070              15,146                22,537
 7/31/2003        16,252              15,317                22,873
 8/31/2003        16,661              15,703                23,229
 9/30/2003        16,298              15,361                23,003
10/31/2003        17,367              16,368                24,410
11/30/2003        17,800              16,776                24,741
12/31/2003        18,549              17,482                26,266
 1/31/2004        18,753              17,675                26,728
 2/29/2004        19,162              18,060                27,301
 3/31/2004        19,049              17,953                27,062
 4/30/2004        18,753              17,675                26,401
 5/31/2004        18,980              17,889                26,670
 6/30/2004        19,345              18,232                27,300
 7/31/2004        18,776              17,696                26,916
 8/31/2004        18,731              17,654                27,298
 9/30/2004        18,958              17,868                27,722
10/31/2004        19,208              18,103                28,182
11/30/2004        20,095              18,940                29,607
12/31/2004        20,658              19,470                30,599
 1/31/2005        20,356              19,186                30,056
 2/28/2005        20,865              19,665                31,052
 3/31/2005        20,588              19,404                30,626
 4/30/2005        20,124              18,967                30,077
 5/31/2005        20,726              19,534                30,801
 6/30/2005        20,969              19,759                31,138


Average Annual Total Returns -- June 30, 2005


                                     6 MONTHS 1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 6/5/70)
Net Asset Value/1/                     1.52%   8.41%   5.53%   7.69%
With Maximum Sales Charge/2/          -4.28    2.17    4.29    7.05

CLASS B (Inception 9/13/93)
Net Asset Value/1/                     1.16    7.69    4.75    6.89
With CDSC/3/                          -3.75    2.69    4.42    6.89

CLASS C (Inception 12/30/94)
Net Asset Value/1/                     1.16    7.69    4.75    6.89
With CDSC/3/                           0.18    6.69    4.75    6.89
---------------------------------------------------------------------

COMPARATIVE PERFORMANCE              6 MONTHS 1 YEAR 5 YEARS 10 YEARS
Russell 1000 Value Index/4/            1.76%  14.06%   6.56%  12.03%
Morningstar Large Blend Fund Avg./5/  -0.60    6.35   -1.79    8.61


All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                   % of Net Assets as of
FUND COMPOSITION                   6/30/05    12/31/04
--------------------------------------------------------
Common Stocks                       96.6        96.9
--------------------------------------------------------
Short Term Investments
 and Other                           3.4         3.1
--------------------------------------------------------

                                   % of Net Assets as of
TEN LARGEST HOLDINGS               6/30/05    12/31/04
--------------------------------------------------------
Exxon Mobil Corp.                    3.1         2.4
--------------------------------------------------------
JPMorgan Chase & Co.                 2.5         2.5
--------------------------------------------------------
McDonald's Corp.                     2.2         2.5
--------------------------------------------------------
Time Warner, Inc.                    2.1         2.5
--------------------------------------------------------
Citigroup, Inc.                      2.1         1.8
--------------------------------------------------------
Baxter International, Inc.           1.9         1.9
--------------------------------------------------------
Waste Management, Inc.               1.9         2.0
--------------------------------------------------------
Coca-Cola Co. (The)                  1.8         0.5
--------------------------------------------------------
Cablevision Systems Corp., Class A   1.8         1.3
--------------------------------------------------------
Cendant Corp.                        1.7         1.9
--------------------------------------------------------

                                   % of Net Assets as of
FIVE LARGEST INDUSTRIES            6/30/05    12/31/04
--------------------------------------------------------
Retail                              10.4        11.3
--------------------------------------------------------
Diversified Financial Services       8.6         9.1
--------------------------------------------------------
Media                                7.8         7.6
--------------------------------------------------------
Oil & Gas                            7.5         6.5
--------------------------------------------------------
Banks                                5.1         6.2
--------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
Notes to Charts
 /1/Does not include a sales charge.
 /2/Includes the maximum sales charge of 5.75%.
 /3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
 /4/Russell 1000 Value Index is an unmanaged index of the 1,000 largest U.S.
    companies within the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth values.
 /5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

                      VAUGHAN NELSON SMALL CAP VALUE FUND

PORTFOLIO PROFILE


Objective:
Seeks capital appreciation

--------------------------------------------------------------------------------
Strategy:
Invests in small-cap companies with a focus on absolute return using a bottom up value oriented investment process

--------------------------------------------------------------------------------
Inception Date:
December 31, 1996

--------------------------------------------------------------------------------
Managers:
Mark J. Roach
Chris D. Wallis
Scott J. Weber

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFJX
                                 Class B NEJBX
                                 Class C NEJCX

--------------------------------------------------------------------------------
You Should Know:
Investing in small cap stocks carries special risk, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks. Value stocks may fall out of favor with investors and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Although small-cap stocks continued to do relatively well in the first half of 2005, the market made little net progress. Vaughan Nelson Small Cap Value Fund provided a total return of 2.99% for the first half of 2005, based on the net asset value of class A shares. The fund outperformed both its benchmark, the Russell 2000 Value Index, which returned 0.90% for the period, and the 0.96% average return on the funds in Morningstar's Small Value category.

FUND'S TOP PERFORMERS WERE IN A VARIETY OF INDUSTRIES
Although rising oil prices put the energy sector in the lead, the fund's best performers have come from various sectors. Healthcare Services Group, which provides management and housekeeping services to nursing homes, was one of the fund's largest holdings and had the greatest impact on the fund's positive results year to date. We still like the company, but we have begun to take profits in the stock. The best-performing stock during the period was Southwestern Energy Company. This gas and oil company's operations include exploration, production, marketing, and transportation, primarily in the southwestern United States. Its operations are expanding and we do not expect energy prices to retreat. Another positive contributor among the fund's energy holdings was Oil State International, which provides specialty products and services to oil and gas companies both on and offshore. It is benefiting from increases in drilling activity and we believe the stock is still reasonably priced.

Another company that has done well this year is CB Richards Ellis Group, a commercial real estate broker. The company's global exposure allows it to benefit from activity around the world. We continue to like the stock. We have begun to take profits on another good performer, Gold Kist -- a small, profitable company that processes chickens.

INDUSTRIAL AND RETAIL SECTORS WERE WEAK
The fund's positives were stronger than its negatives during the period. Disappointments included K2 Inc, a retailer of sporting goods equipment that trimmed its earnings forecasts earlier this year. Since we believe the company's longer-term outlook is strong, we have used the price weakness to add to the fund's holdings in K2. The fund's industrial stocks retraced some of their gains from previous periods, including Briggs & Stratton Corporation, which designs and makes gasoline engines, small generators and pressure washing equipment, and Monaco Coach Corporation, which makes recreational vehicles. Consolidated Graphics, a commercial printer, also did some backtracking, but all three names remain in the portfolio. However, we sold all of the fund's steel and aluminum holdings on weakness during the period, taking profits on several positions.

FUND HOLDS RELATIVELY FEW REITS OR REGIONAL SAVINGS BANKS
We have chosen to underweight REITs (real estate investment trusts) and regional savings banks because we felt their valuations were too high relative to our growth expectations. This decision has cut into the fund's performance results during the past few years. However, the relatively few financial stocks in the portfolio have done well.

In general, we look for companies we believe are both reasonably valued and likely to grow, and these are not easy to find. We have actually reduced the number of holdings in the portfolio, narrowing its focus but not its sector concentration. During the down market in May, we took advantage of low prices to build up the fund's energy holdings, but there were no other major changes in the past six months.

OUTLOOK FOR 2005 IS FOR MODEST GAINS
We believe the Federal Reserve Board may be almost ready to pause in its rate-tightening program, and that oil prices are now at the higher end of their range for the next few months. If this proves to be the case, we expect to see stocks end 2005 in positive territory, although we don't anticipate major gains this year.

                      VAUGHAN NELSON SMALL CAP VALUE FUND

Investment Results through June 30, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

              December 31, 1996 (inception) through June 30, 2005

                                        Maximum          Russell 2000
                  Net Asset              Sales              Value
                   Value/1/             Charge/2/          Index/4/
                  ----------           ----------        ------------
12/31/1996         $10,000              $ 9,425            $10,000
 1/31/1997          10,192                9,606             10,154
 2/28/1997           9,920                9,349             10,250
 3/31/1997           9,351                8,814              9,975
 4/30/1997           9,264                8,731             10,122
 5/31/1997          10,447                9,847             10,928
 6/30/1997          11,040               10,405             11,481
 7/31/1997          11,784               11,106             11,963
 8/31/1997          12,104               11,408             12,153
 9/30/1997          13,160               12,403             12,961
10/31/1997          12,672               11,943             12,608
11/30/1997          12,375               11,664             12,746
12/31/1997          12,696               11,966             13,178
 1/31/1998          12,340               11,631             12,940
 2/28/1998          13,348               12,581             13,722
 3/31/1998          14,125               13,313             14,279
 4/30/1998          13,994               13,189             14,349
 5/31/1998          13,135               12,379             13,841
 6/30/1998          13,341               12,574             13,763
 7/31/1998          12,300               11,593             12,685
 8/31/1998           9,624                9,070             10,699
 9/30/1998          10,294                9,702             11,303
10/31/1998          10,749               10,131             11,638
11/30/1998          11,758               11,082             11,953
12/31/1998          12,957               12,212             12,328
 1/31/1999          13,231               12,470             12,048
 2/28/1999          12,122               11,425             11,226
 3/31/1999          12,957               12,212             11,133
 4/30/1999          13,934               13,133             12,150
 5/31/1999          13,818               13,024             12,523
 6/30/1999          14,968               14,107             12,976
 7/31/1999          14,785               13,935             12,668
 8/31/1999          14,654               13,811             12,205
 9/30/1999          15,061               14,195             11,961
10/31/1999          16,203               15,271             11,722
11/30/1999          18,066               17,027             11,783
12/31/1999          21,430               20,198             12,145
 1/31/2000          21,402               20,172             11,827
 2/29/2000          26,682               25,148             12,550
 3/31/2000          25,666               24,190             12,609
 4/30/2000          22,655               21,352             12,684
 5/31/2000          20,815               19,619             12,490
 6/30/2000          22,508               21,213             12,855
 7/31/2000          20,925               19,722             13,283
 8/31/2000          23,526               22,174             13,877
 9/30/2000          22,776               21,466             13,799
10/31/2000          20,858               19,659             13,750
11/30/2000          17,223               16,232             13,470
12/31/2000          18,811               17,729             14,917
 1/31/2001          19,631               18,502             15,329
 2/28/2001          17,102               16,119             15,307
 3/31/2001          15,472               14,583             15,062
 4/30/2001          17,023               16,044             15,759
 5/31/2001          17,375               16,376             16,164
 6/30/2001          17,968               16,934             16,815
 7/31/2001          16,737               15,774             16,438
 8/31/2001          15,711               14,807             16,381
 9/30/2001          13,216               12,456             14,572
10/31/2001          14,116               13,304             14,953
11/30/2001          15,358               14,475             16,028
12/31/2001          16,544               15,593             17,009
 1/31/2002          16,157               15,228             17,235
 2/28/2002          14,869               14,014             17,340
 3/31/2002          16,191               15,260             18,638
 4/30/2002          15,815               14,906             19,294
 5/31/2002          15,051               14,186             18,656
 6/30/2002          14,049               13,241             18,243
 7/31/2002          11,929               11,243             15,533
 8/31/2002          11,917               11,232             15,463
 9/30/2002          10,823               10,201             14,359
10/31/2002          11,382               10,727             14,575
11/30/2002          12,259               11,554             15,738
12/31/2002          11,450               10,792             15,066
 1/31/2003          10,812               10,190             14,641
 2/28/2003          10,436                9,836             14,149
 3/31/2003          10,459                9,857             14,300
 4/30/2003          11,462               10,803             15,659
 5/31/2003          12,636               11,909             17,257
 6/30/2003          13,114               12,360             17,550
 7/31/2003          13,970               13,166             18,425
 8/31/2003          14,688               13,843             19,125
 9/30/2003          14,254               13,435             18,906
10/31/2003          15,279               14,401             20,447
11/30/2003          15,724               14,820             21,232
12/31/2003          15,883               14,969             22,000
 1/31/2004          16,497               15,549             22,761
 2/29/2004          16,407               15,463             23,201
 3/31/2004          16,441               15,496             23,522
 4/30/2004          15,734               14,829             22,306
 5/31/2004          15,791               14,883             22,575
 6/30/2004          16,610               15,655             23,721
 7/31/2004          15,893               14,979             22,631
 8/31/2004          15,734               14,829             22,853
 9/30/2004          16,292               15,355             23,757
10/31/2004          16,520               15,570             24,126
11/30/2004          17,774               16,752             26,267
12/31/2004          18,309               17,256             26,894
 1/31/2005          17,762               16,740             25,853
 2/28/2005          18,343               17,288             26,367
 3/31/2005          18,080               17,041             25,824
 4/30/2005          17,214               16,224             24,492
 5/31/2005          18,125               17,083             25,986
 6/30/2005          18,856               17,775             27,135


Average Annual Total Returns -- June 30, 2005


                                                               SINCE
                                     6 MONTHS 1 YEAR 5 YEARS INCEPTION
CLASS A (Inception 12/31/96)
Net Asset Value/1/                     2.99%  13.51%  -3.48%    7.75%
With Maximum Sales Charge/2/          -2.93    6.98   -4.62     7.01

CLASS B (Inception 12/31/96)
Net Asset Value/1/                     2.60   12.61   -4.21     6.94
With CDSC/3/                          -2.40    7.61   -4.52     6.94

CLASS C (Inception 12/31/96)
Net Asset Value/1/                     2.60   12.60   -4.19     6.95
With CDSC/3/                           1.60   11.60   -4.19     6.95
----------------------------------------------------------------------

                                                               SINCE
COMPARATIVE PERFORMANCE              6 MONTHS 1 YEAR 5 YEARS INCEPTION
Russell 2000 Value Index/4/            0.90%  14.39%  16.12%   12.46%
Morningstar Small Value Fund Avg./5/   0.96   12.85   14.96    11.67

All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                      % of Net Assets as of
FUND COMPOSITION                      6/30/05    12/31/04
-----------------------------------------------------------
Common Stocks                          98.9        98.6
-----------------------------------------------------------
Short Term Investments
 and Other                              1.1         1.4
-----------------------------------------------------------

                                      % of Net Assets as of
TEN LARGEST HOLDINGS                  6/30/05    12/31/04
-----------------------------------------------------------
iShares Russell 2000 Value Index Fund   3.5         3.7
-----------------------------------------------------------
HCC Insurance Holdings, Inc.            2.5         1.8
-----------------------------------------------------------
DRS Technologies, Inc.                  2.3         2.2
-----------------------------------------------------------
Triad Hospitals, Inc.                   2.3         1.8
-----------------------------------------------------------
Ashford Hospitality Trust, Inc.         2.3         1.9
-----------------------------------------------------------
Raymond James Financial, Inc.           2.2         2.0
-----------------------------------------------------------
Jacuzzi Brands, Inc.                    2.1         1.4
-----------------------------------------------------------
Genesee & Wyoming, Inc., Class A        2.1         1.6
-----------------------------------------------------------
Oil States International, Inc.          2.1         1.3
-----------------------------------------------------------
Comstock Resources, Inc.                2.0         1.7
-----------------------------------------------------------

                                      % of Net Assets as of
FIVE LARGEST INDUSTRIES               6/30/05    12/31/04
-----------------------------------------------------------
Oil & Gas                               8.7         3.2
-----------------------------------------------------------
Retail                                  7.1         7.5
-----------------------------------------------------------
Commercial Services                     7.1         7.9
-----------------------------------------------------------
Aerospace & Defense                     6.3         5.7
-----------------------------------------------------------
Banks                                   6.1         8.2
-----------------------------------------------------------

 Portfolio holdings and asset allocations will vary.

Notes to Charts
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
/5/Morningstar Small Value Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

                         WESTPEAK CAPITAL GROWTH FUND

PORTFOLIO PROFILE


Objective:
Seeks long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Invests primarily in common stocks of large- and mid-cap companies in any industry

--------------------------------------------------------------------------------
Inception Date:
August 3, 1992

--------------------------------------------------------------------------------
Manager:
Westpeak Global Advisors, L.P.
Team Management

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFCX
                                 Class B NECBX
                                 Class C NECGX

--------------------------------------------------------------------------------
You Should Know:
Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations.

Management Discussion
--------------------------------------------------------------------------------

Rising oil prices pumped up the energy sector during the first half of 2005, but in other respects the market lacked a clear direction. For the six months ended June 30, 2005, the total return on class A shares of Westpeak Capital Growth Fund was -0.53% at net asset value -- better results than its benchmark, the Russell 1000 Growth Index, which returned -1.72% for the period, and the -1.78% average return on the funds in Morningstar's Large Growth category.

ENERGY STOCKS LED THE MARKET
As oil prices reached $60 a barrel, stock prices of most energy and energy-related companies rose during the past six months. Even though energy is not a traditional focus for growth-oriented mutual funds, this fund's diversified portfolio includes energy stocks, and Southwestern Energy was the best-performing stock in the portfolio. Utility stocks also did well, but higher-yielding stocks that are generally regarded as defensive did not do as well as might have been expected during this uncertain market period. Although value stocks performed slightly better than growth stocks for the first half of the year, neither strategy was dominant.

FUND'S TECHNOLOGY HOLDINGS WERE MIXED
The fund began 2005 with a relatively large exposure to technology. We reduced this position early in the year, although late in the period we began building the position back up again. In general, we focus on what we consider reasonable valuations among high-quality stocks of companies that appear able to deliver sustainable earnings growth. Our core holdings include International Business Machines (IBM), Best Buy, and Intel -- companies we regarded as more stable than others in their respective industries. A world leader in business and information technology, IBM dipped sharply in April, although it has begun to recover. We have also been reducing the fund's holdings in Microsoft, which has been in the portfolio for some time. After lingering in the first quarter, chip-maker Intel staged a brisk recovery in the second quarter, as did Cisco Systems, to a lesser extent.

Best Buy -- a leading retailer of consumer electronics -- has been a strong performer for the fund and is now one of our larger holdings. Travelzoo, which provides online marketing services to the travel industry, was a major success story in 2004, but the price of the stock reversed sharply early in the year and we sold the position in January. Even though the fund realized a profit on the sale of Travelzoo, the sharp decline in the stock's value in January had a negative effect on the fund's performance year-to-date.

We also sold off Taser International early in the year, as negative news stories about the potential dangers of the non-lethal weapons the company makes sent the price of the stock into a swift decline during the first two weeks of the year. Even though we got out well before the low, the net effect on fund performance was negative.

ENERGIZER AND AMERISOURCEBERGEN WERE POSITIVES
In addition to Best Buy and Southwestern Energy, the fund's top performers included Energizer Holdings, an industrial parts company best known for its Energizer batteries, and AmerisourceBergen Corporation, a wholesaler and distributor of pharmaceuticals. Both of these stocks are among the fund's larger holdings.

MANAGER SEEKS VALUE PLUS PRICE MOMENTUM
We continue to focus on stocks that appear to be reasonably valued, maintaining our emphasis on stocks with low price/earnings ratios, as well as on stocks with strong recent price performance. We also favor shares of companies in the smaller-cap range of the fund's mid- and large-cap universe, as they currently appear to have some advantage over shares of larger companies, while always keeping in mind the importance we place on diversification and risk control. Our current industry emphasis is on consumer staples, interest sensitive, and energy-related companies, while limiting the fund's exposure to the basic industry and consumer discretionary sectors.

                         WESTPEAK CAPITAL GROWTH FUND

Investment Results through June 30, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. it is not possible to invest directly in an index. investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                  June 30, 1995 through June 30, 2005

                                       Maximum
                 Net Asset              Sales             Russell 1000
                  Value/1/            Charge/2/          Growth Index/4/
                 ----------           ----------         ---------------
 6/30/1995        $10,000              $ 9,425                $10,000
 7/31/1995         10,448                9,847                 10,416
 8/31/1995         10,636               10,024                 10,427
 9/30/1995         10,996               10,363                 10,908
10/31/1995         10,821               10,199                 10,915
11/30/1995         11,084               10,446                 11,339
12/31/1995         10,852               10,228                 11,404
 1/31/1996         11,053               10,417                 11,786
 2/29/1996         11,341               10,689                 12,001
 3/31/1996         11,235               10,589                 12,017
 4/30/1996         11,794               11,116                 12,333
 5/31/1996         12,148               11,449                 12,764
 6/30/1996         11,983               11,294                 12,781
 7/31/1996         11,157               10,516                 12,032
 8/31/1996         11,581               10,915                 12,343
 9/30/1996         12,542               11,821                 13,242
10/31/1996         12,536               11,815                 13,322
11/30/1996         13,160               12,404                 14,322
12/31/1996         12,700               11,970                 14,041
 1/31/1997         13,419               12,647                 15,026
 2/28/1997         13,050               12,299                 14,924
 3/31/1997         12,075               11,380                 14,117
 4/30/1997         12,595               11,871                 15,054
 5/31/1997         13,702               12,914                 16,141
 6/30/1997         14,085               13,275                 16,787
 7/31/1997         15,073               14,207                 18,271
 8/31/1997         14,381               13,555                 17,202
 9/30/1997         14,816               13,964                 18,048
10/31/1997         14,217               13,400                 17,381
11/30/1997         14,590               13,751                 18,119
12/31/1997         14,889               14,033                 18,322
 1/31/1998         15,008               14,145                 18,870
 2/28/1998         16,037               15,115                 20,290
 3/31/1998         16,754               15,791                 21,099
 4/30/1998         17,053               16,072                 21,391
 5/31/1998         16,642               15,685                 20,784
 6/30/1998         17,507               16,500                 22,057
 7/31/1998         17,342               16,345                 21,911
 8/31/1998         14,588               13,750                 18,622
 9/30/1998         15,464               14,575                 20,053
10/31/1998         16,594               15,640                 21,664
11/30/1998         17,590               16,578                 23,312
12/31/1998         19,215               18,110                 25,414
 1/31/1999         20,182               19,021                 26,907
 2/28/1999         19,047               17,952                 25,678
 3/31/1999         19,466               18,347                 27,030
 4/30/1999         19,848               18,707                 27,064
 5/31/1999         19,485               18,364                 26,233
 6/30/1999         20,517               19,338                 28,070
 7/31/1999         20,062               18,908                 27,178
 8/31/1999         20,238               19,075                 27,622
 9/30/1999         19,943               18,796                 27,042
10/31/1999         21,333               20,106                 29,084
11/30/1999         21,967               20,704                 30,653
12/31/1999         23,970               22,592                 33,841
 1/31/2000         22,618               21,318                 32,255
 2/29/2000         23,561               22,206                 33,831
 3/31/2000         25,449               23,985                 36,253
 4/30/2000         24,693               23,273                 34,528
 5/31/2000         23,540               22,186                 32,789
 6/30/2000         25,091               23,648                 35,274
 7/31/2000         24,441               23,036                 33,804
 8/31/2000         26,352               24,837                 36,864
 9/30/2000         23,917               22,542                 33,377
10/31/2000         23,087               21,760                 31,798
11/30/2000         19,973               18,824                 27,111
12/31/2000         19,288               18,179                 26,253
 1/31/2001         20,212               19,050                 28,066
 2/28/2001         17,467               16,463                 23,302
 3/31/2001         15,837               14,927                 20,766
 4/30/2001         17,978               16,945                 23,392
 5/31/2001         17,774               16,752                 23,048
 6/30/2001         17,496               16,490                 22,514
 7/31/2001         16,572               15,620                 21,952
 8/31/2001         15,238               14,362                 20,156
 9/30/2001         13,673               12,887                 18,144
10/31/2001         14,302               13,480                 19,096
11/30/2001         15,547               14,653                 20,930
12/31/2001         15,341               14,459                 20,891
 1/31/2002         15,277               14,399                 20,522
 2/28/2002         14,724               13,877                 19,670
 3/31/2002         15,226               14,351                 20,351
 4/30/2002         14,378               13,551                 18,690
 5/31/2002         14,069               13,260                 18,238
 6/30/2002         12,911               12,169                 16,551
 7/31/2002         11,908               11,223                 15,641
 8/31/2002         11,921               11,235                 15,687
 9/30/2002         10,661               10,048                 14,060
10/31/2002         11,433               10,775                 15,350
11/30/2002         11,805               11,127                 16,184
12/31/2002         11,033               10,399                 15,066
 1/31/2003         10,751               10,133                 14,700
 2/28/2003         10,802               10,181                 14,633
 3/31/2003         11,021               10,387                 14,905
 4/30/2003         11,663               10,993                 16,007
 5/31/2003         12,306               11,598                 16,806
 6/30/2003         12,422               11,707                 17,037
 7/31/2003         12,589               11,865                 17,461
 8/31/2003         12,744               12,011                 17,896
 9/30/2003         12,795               12,059                 17,704
10/31/2003         13,412               12,641                 18,699
11/30/2003         13,566               12,786                 18,894
12/31/2003         13,977               13,173                 19,548
 1/31/2004         14,183               13,367                 19,947
 2/29/2004         14,183               13,367                 20,074
 3/31/2004         13,926               13,125                 19,701
 4/30/2004         13,617               12,834                 19,472
 5/31/2004         13,860               13,063                 19,835
 6/30/2004         14,041               13,233                 20,083
 7/31/2004         13,398               12,627                 18,948
 8/31/2004         13,384               12,615                 18,854
 9/30/2004         13,462               12,688                 19,033
10/31/2004         13,770               12,978                 19,330
11/30/2004         14,285               13,464                 19,995
12/31/2004         14,696               13,851                 20,779
 1/31/2005         14,272               13,451                 20,086
 2/28/2005         14,387               13,560                 20,300
 3/31/2005         14,002               13,197                 19,930
 4/30/2005         13,694               12,906                 19,551
 5/31/2005         14,440               13,610                 20,497
 6/30/2005         14,625               13,787                 20,421


Average Annual Total Returns -- June 30, 2005


                                      6 MONTHS 1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 8/3/92)
Net Asset Value/1/                     -0.53%   4.12% -10.24%   3.87%
With Maximum Sales Charge/2/           -6.27   -1.90  -11.29    3.26

CLASS B (Inception 9/13/93)
Net Asset Value/1/                     -1.01    3.25  -10.91    3.05
With CDSC/3/                           -5.96   -1.75  -11.20    3.05

CLASS C (Inception 12/30/94)
Net Asset Value/1/                     -1.01    3.26  -10.98    3.03
With CDSC/3/                           -2.00    2.26  -10.98    3.03
----------------------------------------------------------------------

COMPARATIVE PERFORMANCE               6 MONTHS 1 YEAR 5 YEARS 10 YEARS
Russell 1000 Growth Index/4/           -1.72%   1.68% -10.36%   7.40%
Morningstar Large Growth Fund Avg./5/  -1.78    3.24   -8.27    7.37

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                      % of Net Assets as of
FUND COMPOSITION                      6/30/05    12/30/04
-----------------------------------------------------------
Common Stocks                          99.1        98.4
-----------------------------------------------------------
Short Term Investments
 and Other                              0.9         1.6
-----------------------------------------------------------

                                      % of Net Assets as of
TEN LARGEST HOLDINGS                  6/30/05    12/31/04
-----------------------------------------------------------
Johnson & Johnson                       5.2         2.4
-----------------------------------------------------------
Intel Corp.                             4.8         4.7
-----------------------------------------------------------
Microsoft Corp.                         4.3         5.3
-----------------------------------------------------------
Cisco Systems, Inc.                     4.2         4.3
-----------------------------------------------------------
Pfizer, Inc.                            3.9         3.6
-----------------------------------------------------------
Home Depot, Inc.                        3.3         3.6
-----------------------------------------------------------
UnitedHealth Group, Inc.                3.2         1.3
-----------------------------------------------------------
Oracle Corp.                            2.8         6.7
-----------------------------------------------------------
International Business Machines Corp.   2.8         4.0
-----------------------------------------------------------
Target Corp.                            2.8          --
-----------------------------------------------------------

                                      % of Net Assets as of
FIVE LARGEST INDUSTRIES               6/30/05    12/31/04
-----------------------------------------------------------
Pharmaceuticals                        11.5         6.8
-----------------------------------------------------------
Retail                                 10.7         8.0
-----------------------------------------------------------
Health Care -- Products                 9.4         5.4
-----------------------------------------------------------
Software                                8.1         9.3
-----------------------------------------------------------
Health Care -- Services                 5.7         2.4
-----------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
Notes to Charts
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Russell 1000 Growth Index is an unmanaged index of the 1,000 largest U.S.
   companies within the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.
/5/Morningstar Large Growth Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

                            ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information, including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.
PROXY VOTING INFORMATION
A description of the funds' proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 800-225-5478; on the funds' website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available from the funds' website and the SEC's website. QUARTERLY PORTFOLIO SCHEDULES
The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                      UNDERSTANDING YOUR FUND'S EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. In addition, each fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2005 through June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
CGM ADVISOR TARGETED EQUITY FUND                 1/1/05                6/30/05              1/1/05 - 6/30/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,033.40                   $6.55
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,018.30                   $6.51
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,031.00                  $10.32
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,014.60                  $10.24
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,029.90                  $10.32
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,014.60                  $10.24
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,036.00                   $5.50
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,019.40                   $5.46

*Expenses are equal to the fund's annualized expense ratio: 1.30%, 2.05%, 2.05%, 1.09% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
HANSBERGER INTERNATIONAL FUND                    1/1/05                6/30/05              1/1/05 - 6/30/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $994.20                   $8.90
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,015.90                   $9.00
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $990.50                  $12.59
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,012.10                  $12.72
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $989.90                  $12.58
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,012.10                  $12.72

*Expenses are equal to the fund's annualized expense ratio: 1.80%, 2.55%, and 2.55% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
HARRIS ASSOCIATES FOCUSED VALUE FUND             1/1/05                6/30/05              1/1/05 - 6/30/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,027.60                   $8.35
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,016.60                   $8.30
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,024.40                  $12.10
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,012.80                  $12.03
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,024.40                  $12.10
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,012.80                  $12.03

*Expenses are equal to the fund's annualized expense ratio: 1.66%, 2.41%, and 2.41% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
HARRIS ASSOCIATES LARGE CAP VALUE FUND           1/1/05                6/30/05              1/1/05 - 6/30/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $961.40                   $6.32
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,018.30                   $6.51
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $957.60                   $9.95
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,014.60                  $10.24
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $958.30                   $9.95
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,014.60                  $10.24
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $962.50                   $5.06
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,019.70                   $5.21

*Expenses are equal to the fund's annualized expense ratio: 1.43%, 2.18%, 2.18% and 1.04% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
IXIS U.S. DIVERSIFIED PORTFOLIO                  1/1/05                6/30/05              1/1/05 - 6/30/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $996.30                   $9.01
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,015.80                   $9.10
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $992.90                  $12.70
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,012.10                  $12.82
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $992.30                  $12.70
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,012.10                  $12.82
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $998.50                   $6.84
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,018.00                   $6.90

*Expenses are equal to the fund's annualized expense ratio: 1.82%, 2.57%, 2.57% and 1.38% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
IXIS VALUE FUND                                  1/1/05                6/30/05              1/1/05 - 6/30/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,015.20                   $7.89
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,017.00                   $7.90
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,011.60                  $11.62
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,013.20                  $11.63
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,011.60                  $11.62
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,013.20                  $11.68

*Expenses are equal to the fund's annualized expense ratio: 1.58%, 2.33%, and 2.33% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
VAUGHAN NELSON SMALL CAP VALUE FUND              1/1/05                6/30/05              1/1/05 - 6/30/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,029.90                   $9.97
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,015.00                   $9.89
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,026.00                  $13.71
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,011.30                  $13.61
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,026.00                  $13.71
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,011.30                  $13.61

*Expenses are equal to the fund's annualized expense ratio: 1.98%, 2.73%, and 2.73% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
WESTPEAK CAPITAL GROWTH FUND                     1/1/05                6/30/05              1/1/05 - 6/30/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $994.70                   $9.45
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,015.30                   $9.54
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $989.90                  $13.12
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,011.60                  $13.27
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000                 $989.90                  $13.12
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,011.60                  $13.27

*Expenses are equal to the fund's annualized expense ratio: 1.91%, 2.66%, and 2.66% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                    BOARD APPROVAL OF MANAGEMENT CONTRACTS

The Board of Trustees, including the Independent Trustees, considers matters bearing on each Fund's advisory and sub-advisory agreements (collectively, the "Agreements") at most of its meetings throughout the year. Once a year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds' investment advisers believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds' performance benchmarks,
(ii) information on the Funds' advisory and sub-advisory fees and other expenses, including information comparing the Funds' expenses to those of peer groups of funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Funds' advisers and sub-advisers (collectively, the "Advisers"), and (v) information obtained through the completion of a questionnaire by the Advisers (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, may also consider other material facts such as (i) each Adviser's financial results and financial condition, (ii) each Fund's investment objective and strategies and the size, education and experience of the Advisers' respective investment staffs and their use of technology, external research and trading cost measurement tools,
(iii) arrangements in respect of the distribution of the Funds' shares, (iv) the procedures employed to determine the value of the Funds' assets, (v) the allocation of the Funds' securities transactions, including allocations to brokers affiliated with the Advisers and the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, and (vii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

The Board of Trustees most recently approved the continuation of the Agreements at their meeting held in May, 2005. In considering whether to approve the continuation of the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the following:

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by IXIS Advisors with respect to sub-advised Funds. For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information which compared the performance of the Funds to the performance of peer groups of funds and the Funds' respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Funds using a variety of performance metrics, including metrics which also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund's performance supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Funds' Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund's performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by the Fund's Advisers that were reasonable and consistent with the Fund's investment objective and policies; (3) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; (4) that the Fund's Adviser has taken or is taking steps designed to help improve the Fund's investment performance; and (5) that the Fund's advisory fee or other expenses have recently been, or were proposed to be, reduced, with the goal of helping the Fund's net return to shareholders become more competitive.

The Trustees also considered each Adviser's performance and reputation generally, these Funds' performance as a fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets. In evaluating each Fund's advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees considered management's recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints, institution of advisory fee waivers and reductions of expense caps, which impacted 7 of the Funds and resulted in an estimated annual savings to the Funds of $1,287,600. The Trustees noted that U.S. Diversified Portfolio had a total expense ratio and an advisory fee rate that were at or above the median of a peer group of Funds. The Trustees noted that management was proposing fee reductions for this Fund. The Trustees also noted management's stated justification for the fees charged to the Funds, which included information about the performance of the Funds, the services provided to the Funds and management's view as to why it was appropriate that some funds bear advisory fees or total expenses greater than their peer group median.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers' and their affiliates' relationships with the Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that 7 of the Funds benefited from breakpoints and/or expense caps, and that for the remaining Fund, management had represented that the Fund's Advisers did not benefit from economies of scale in providing services to the Fund because of the small size of the Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees considered, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

.. whether each Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance related resources the Advisers and their affiliates were providing to the Funds.
.. the nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering transfer agency and administrative services.
.. so-called "fallout benefits" to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, brokerage and transfer agency services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions generated by the Funds' securities transactions. The Trustees also considered the fact that IXIS Advisors' parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing advisory and sub-advisory agreements should be continued through June 30, 2006.

          CGM ADVISOR TARGETED EQUITY FUND -- SCHEDULE OF INVESTMENTS

Investments as of June 30, 2005 (unaudited)


 Shares   Description                                         Value (a)
-------------------------------------------------------------------------
Common Stocks -- 99.2% of Total Net Assets
          Beverages & Tobacco -- 5.2%
  588,000 Altria Group, Inc.                                 $ 38,020,080
                                                             ------------
          Biotechnology -- 5.0%
  459,000 Genentech, Inc.(c)                                   36,848,520
                                                             ------------
          Cosmetics & Personal Care -- 4.2%
  584,000 Procter & Gamble Co.(d)                              30,806,000
                                                             ------------
          Diversified Financial Services -- 4.8%
  340,000 Legg Mason, Inc.                                     35,397,400
                                                             ------------
          Health Care -- Services -- 5.4%
  700,000 HCA, Inc.                                            39,669,000
                                                             ------------
          Heavy Machinery -- 0.3%
   25,000 Caterpillar, Inc.                                     2,382,750
                                                             ------------
          Insurance -- 7.2%
  725,000 Aflac, Inc.                                          31,378,000
  380,000 American International Group, Inc.                   22,078,000
                                                             ------------
                                                               53,456,000
                                                             ------------
          Internet -- 3.4%
   85,000 Google, Inc., Class A(c)(d)                          25,002,750
                                                             ------------
          Miscellaneous -- Manufacturing -- 1.8%
  380,000 General Electric Co.                                 13,167,000
                                                             ------------
          Oil & Gas -- 24.8%
   50,000 Apache Corp.                                          3,230,000
  630,000 BP PLC, Sponsored ADR                                39,299,400
  990,000 ConocoPhillips                                       56,915,100
  499,000 Occidental Petroleum Corp.                           38,388,070
  384,000 Total SA, Sponsored ADR(d)                           44,870,400
                                                             ------------
                                                              182,702,970
                                                             ------------
          Oil & Gas Services -- 10.6%
  845,000 Halliburton Co.                                      40,407,900
  500,000 Schlumberger, Ltd.                                   37,970,000
                                                             ------------
                                                               78,377,900
                                                             ------------
          Pharmaceuticals -- 5.1%
  850,000 Wyeth Corp.                                          37,825,000
                                                             ------------
          Restaurants -- 5.1%
  727,000 Yum! Brands, Inc.                                    37,862,160
                                                             ------------
          Retail -- 5.2%
  730,000 J.C. Penney Co., Inc.                                38,383,400
                                                             ------------
          Semiconductors -- 1.4%
  390,000 Intel Corp.                                          10,163,400
                                                             ------------
          Telecommunications -- 9.7%
  585,000 America Movil SA de CV, Series L, ADR                34,871,850
2,210,000 Corning, Inc.                                        36,730,200
                                                             ------------
                                                               71,602,050
                                                             ------------
          Total Common Stocks (Identified Cost $670,890,323)  731,666,380
                                                             ------------

Principal
 Amount    Description                                                                Value (a)
-------------------------------------------------------------------------------------------------
Short Term Investments -- 9.5%
$4,973,267 Repurchase Agreement with Investors Bank & Trust Co. dated
           6/30/2005 at $4,973,544 on 7/01/2005, collateralized by
           $4,840,678 Small Business Administration Bond, 5.875% due
           1/25/2029 valued at $5,221,930                                           $  4,973,267
 2,983,939 American Beacon Fund, 3.18%, due 7/01/2005(e)                               2,983,939
 4,266,969 Bank of Nova Scotia, 3.11%, due 7/11/2005(e)                                4,266,969
   958,869 Bank of Nova Scotia, 3.16%, due 7/15/2005(e)                                  958,869
 2,397,174 Bank of Nova Scotia, 3.30%, due 7/29/2005(e)                                2,397,174
 3,926,350 BGI Institutional Money Market Fund(e)                                      3,926,350
 3,918,388 Calyon, 3.09%, due 7/01/2005(e)                                             3,918,388
 2,397,174 Clipper Receivables Corp., 3.19%, due 7/14/2005(e)                          2,397,174
 2,588,948 Compass Securitization, 3.16%, due 7/11/2005(e)                             2,588,948
 2,617,138 Fairway Finance, 3.26%, due 7/25/2005(e)                                    2,617,138
 2,397,174 Falcon Asset Securitization Corp., 3.17%, due 7/12/2005(e)                  2,397,174
 1,917,739 General Electric Capital Corp., 3.25%, due 7/08/2005(e)                     1,917,739
 2,032,370 Goldman Sachs Financial Square Prime Obligations Fund(e)                    2,032,370
 2,468,130 Greyhawk Funding, 3.26%, due 8/01/2005(e)                                   2,468,130
 2,397,174 Jupiter Securitization Corp., 3.21%, due 7/15/2005(e)                       2,397,174
 2,397,174 Lexington Parker Capital Corp., 3.26%, due 7/19/2005(e)                     2,397,174
   306,860 Merrimac Cash Fund-Premium Class(e)                                           306,860
 3,682,303 National Australia Bank, 3.26%, due 7/06/2005(e)                            3,682,303
 2,397,174 Park Avenue Receivables Corp., 3.23%, due 7/20/2005(e)                      2,397,174
 2,397,174 Prefco, 3.26%, due 7/26/2005(e)                                             2,397,174
 1,874,029 Rabobank Nederland, 3.35%, due 7/01/2005(e)                                 1,874,029
 2,359,139 Ranger Funding, 3.19%, due 7/15/2005(e)                                     2,359,139
 2,397,174 Royal Bank of Canada, 3.25%, due 8/05/2005(e)                               2,397,174
 4,794,344 Royal Bank of Scotland, 3.29%, due 7/12/2005(e)                             4,794,344
 2,397,174 Sheffield Receivables Corp., 3.34%, due 7/15/2005(e)                        2,397,174
 2,384,269 Yorktown Capital LLC, 3.24%, due 7/20/2005(e)                               2,384,269
                                                                                    ------------
           Total Short Term Investments (Identified Cost $69,627,617)                 69,627,617
                                                                                    ------------
           Total Investments -- 108.7%
           (Identified Cost $740,517,940)(b)                                         801,293,997
           Other assets less liabilities                                             (63,911,234)
                                                                                    ------------
           Total Net Assets -- 100%                                                 $737,382,763
                                                                                    ============
       (a) See Note 2a of Notes to Financial Statements.
       (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
           At June 30, 2005, the net unrealized appreciation on investments based on cost of $740,517,940 for federal income tax purposes was as follows:
           Aggregate gross unrealized appreciation for all investments in which
           there is an excess of value over tax cost                                $ 61,701,985
           Aggregate gross unrealized depreciation for all investments in which
           there is an excess of tax cost over value                                    (925,928)
                                                                                    ------------
           Net unrealized appreciation                                              $ 60,776,057
                                                                                    ============

                See accompanying notes to financial statements.

Investments as of June 30, 2005 (unaudited)

    At December 31, 2004, the Fund had a capital loss carryover of approximately $141,323,294 which expires on December 31, 2010. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(c) Non-income producing security.
(d) All or a portion of this security was on loan to brokers at June 30, 2005.
(e) Represents investments of securities lending collateral.
ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at June 30, 2005 as a Percentage of Net Assets (unaudited)

                      Oil & Gas                      24.8%
                      Oil & Gas Services             10.6
                      Telecommunications              9.7
                      Insurance                       7.2
                      Health Care -- Services         5.4
                      Retail                          5.2
                      Beverages & Tobacco             5.2
                      Restaurants                     5.1
                      Pharmaceuticals                 5.1
                      Biotechnology                   5.0
                      Diversified Financial Services  4.8
                      Cosmetics & Personal Care       4.2
                      Internet                        3.4
                      Other, less than 2% each        3.5

                See accompanying notes to financial statements.

           HANSBERGER INTERNATIONAL FUND -- SCHEDULE OF INVESTMENTS

Investments as of June 30, 2005 (unaudited)

   Shares    Description                                          Value (a)
------------------------------------------------------------------------------
Common Stocks -- 97.6% of Total Net Assets
             Australia -- 0.8%
      46,400 Woodside Petroleum, Ltd.                          $     1,030,956
                                                               ---------------
             Brazil -- 2.1%
      15,000 Banco Bradesco SA, Sponsored ADR(c)                       530,850
      27,000 Cia Energetica de Minas Gerais, Sponsored ADR             859,950
      25,860 Petroleo Brasileiro SA, ADR(c)                          1,348,082
                                                               ---------------
                                                                     2,738,882
                                                               ---------------
             Canada -- 3.0%
      21,200 Alcan, Inc.(c)                                            636,000
      50,000 Celestica, Inc.(d)                                        670,000
      28,500 Manulife Financial Corp.(c)                             1,362,585
      23,800 Suncor Energy, Inc.(c)                                  1,126,216
                                                               ---------------
                                                                     3,794,801
                                                               ---------------
             China -- 1.8%
   1,910,410 Denway Motors, Ltd.                                       677,461
     451,160 Ping An Insurance Group Co. of China, Ltd.(d)             722,892
      23,200 Shanda Interactive Entertainment, Ltd., ADR(c)(d)         853,528
                                                               ---------------
                                                                     2,253,881
                                                               ---------------
             Denmark -- 1.2%
      92,200 Vestas Wind Systems AS(c)(d)                            1,525,406
                                                               ---------------
             Finland -- 2.0%
      52,380 Nokia OYJ                                                 871,589
      44,700 Nokia OYJ, Sponsored ADR                                  743,808
      30,000 Tietoenator OYJ                                           910,559
                                                               ---------------
                                                                     2,525,956
                                                               ---------------
             France -- 13.1%
      40,520 Axa                                                     1,008,877
      44,200 Axa, Sponsored ADR(c)                                   1,101,022
      12,000 BNP Paribas                                               819,630
      29,500 Bouygues SA                                             1,219,545
      20,380 Carrefour SA                                              985,665
      10,300 Cie Generale D'Optique Essilor International SA           702,516
      10,000 Groupe Danone                                             876,194
       9,401 L'Oreal SA                                                673,155
       9,300 Sanofi-Aventis                                            761,681
      22,430 Schneider Electric SA                                   1,686,763
      12,800 Societe Generale, Class A                               1,298,015
      21,240 Suez SA(c)                                                574,145
      16,400 Technip SA                                                760,898
      42,800 Thomson                                                 1,021,031
       5,140 Total SA                                                1,202,788
      11,900 Total SA, Sponsored ADR(c)                              1,390,515
      18,700 Veolia Environnement                                      700,013
                                                               ---------------
                                                                    16,782,453
                                                               ---------------
             Germany -- 5.7%
       4,750 Adidas-Salomon AG                                         792,362
       8,100 Allianz AG                                                923,955
      11,620 Deutsche Bank AG                                          904,772
      11,710 E.ON AG                                                 1,039,576
       8,090 Fresenius Medical Care AG(c)                              688,669
       9,910 Linde AG                                                  667,108
      16,700 SAP AG, Sponsored ADR(c)                                  723,110
      15,380 Schering AG                                               945,004
       9,700 Siemens AG                                                704,820
                                                               ---------------
                                                                     7,389,376
                                                               ---------------

   Shares    Description                                               Value (a)
-----------------------------------------------------------------------------------
             Hong Kong -- 4.5%
     194,900 Esprit Holdings, Ltd.                                  $     1,405,454
      64,000 HSBC Holdings PLC (Hong Kong)                                1,022,991
     178,950 Hutchison Whampoa, Ltd.                                      1,610,661
   1,058,730 Johnson Electric Holdings, Ltd.                                969,967
     544,217 Shangri-La Asia, Ltd.                                          839,423
                                                                    ---------------
                                                                          5,848,496
                                                                    ---------------
             India -- 1.6%
      23,300 HDFC Bank, Ltd., ADR                                         1,083,683
      12,600 Infosys Technologies, Ltd., Sponsored ADR(c)                   976,122
                                                                    ---------------
                                                                          2,059,805
                                                                    ---------------
             Indonesia -- 0.6%
   1,300,000 PT Indosat Tbk                                                 734,406
                                                                    ---------------
             Israel -- 0.6%
      24,300 Teva Pharmaceutical Industries, Ltd., Sponsored ADR(c)         756,702
                                                                    ---------------
             Italy -- 2.4%
      46,420 Eni-Ente Nazionale Idrocarburi SpA(c)                        1,192,794
      52,040 Saipem SpA                                                     699,890
     229,300 UniCredito Italiano SpA(c)                                   1,208,975
                                                                    ---------------
                                                                          3,101,659
                                                                    ---------------
             Japan -- 16.7%
      90,000 Asahi Glass Co., Ltd.(c)                                       941,046
      21,655 Astellas Pharma, Inc.                                          737,987
      53,000 Bank of Yokohama, Ltd. (The)                                   304,665
      35,400 Canon, Inc.                                                  1,856,562
      54,500 Denso Corp.                                                  1,238,245
      46,400 JS Group Corp.                                                 784,394
     483,000 Kawasaki Heavy Industries, Ltd.(c)                             925,054
       3,400 Keyence Corp.                                                  758,400
     210,000 Marubeni Corp.                                                 716,432
     115,000 NEC Corp.                                                      618,844
       9,200 Nidec Corp.                                                    970,358
      65,000 Nissan Motor Co., Ltd.                                         642,970
      18,900 Nitto Denko Corp.                                            1,077,527
       6,400 ORIX Corp.                                                     956,207
      45,000 Pioneer Corp.                                                  680,269
      80,000 Sharp Corp.                                                  1,245,542
      46,000 Shionogi & Co., Ltd.                                           591,416
       9,800 SMC Corp.                                                    1,063,073
      23,400 Sony Corp.                                                     803,760
         156 Sumitomo Mitsui Financial Group, Inc.                        1,049,654
     194,000 Sumitomo Trust & Banking Co., Ltd. (The)                     1,174,700
      18,600 Takeda Pharmaceutical Co., Ltd.                                920,269
      18,500 Toyota Motor Corp.                                             660,574
      22,000 World Co., Ltd.                                                768,387
                                                                    ---------------
                                                                         21,486,335
                                                                    ---------------
             Netherlands -- 3.0%
      37,575 ABN AMRO Holding NV(c)                                         923,171
      16,880 Akzo Nobel NV                                                  663,810
      55,400 ASML Holding NV, ADR(c)(d)                                     867,564
      35,028 ING Groep NV                                                   984,580
      19,190 Koninklijke Philips Electronics NV                             483,381
                                                                    ---------------
                                                                          3,922,506
                                                                    ---------------
             Republic of Korea -- 3.6%
      15,660 Kookmin Bank                                                   706,758
      16,200 Kookmin Bank, Sponsored ADR(c)                                 738,396
      16,430 LG Chem, Ltd.                                                  599,392

                See accompanying notes to financial statements.

Investments as of June 30, 2005 (unaudited)

   Shares    Description                                     Value (a)
-------------------------------------------------------------------------
             Republic of Korea -- continued
       2,490 Samsung Electronics Co., Ltd.                $     1,179,253
       3,400 Samsung Electronics Co., Ltd., GDR, 144A(c)          812,579
       1,920 Shinsegae Co., Ltd.                                  602,334
                                                          ---------------
                                                                4,638,712
                                                          ---------------
             Russia -- 0.6%
      20,000 LUKOIL Sponsored ADR                                 722,000
                                                          ---------------
             Singapore -- 1.9%
     211,140 DBS Group Holdings, Ltd.                           1,786,800
      93,470 Singapore Airlines, Ltd.                             620,136
                                                          ---------------
                                                                2,406,936
                                                          ---------------
             South Africa -- 0.5%
     303,020 Old Mutual PLC                                       660,368
                                                          ---------------
             Spain -- 3.7%
      93,500 Banco Bilbao Vizcaya Argentaria SA                 1,436,666
      56,000 Banco Santander Central Hispano SA                   648,347
     128,500 Telefonica Moviles SA(c)                           1,357,608
      77,390 Telefonica SA                                      1,262,557
                                                          ---------------
                                                                4,705,178
                                                          ---------------
             Switzerland -- 8.9%
     132,750 ABB, Ltd.(d)                                         869,847
      10,900 Ciba Specialty Chemicals AG                          633,586
      25,000 Credit Suisse Group(d)                               979,597
      18,880 Lonza Group AG                                     1,042,572
       6,867 Nestle SA                                          1,753,647
       3,800 Nobel Biocare Holding AG                             769,341
      42,010 Novartis AG                                        1,993,794
       6,960 Roche Holding AG                                     877,884
         759 Serono SA, Class B                                   485,658
       1,148 Sika AG(d)                                           715,961
      16,100 UBS AG                                             1,254,637
                                                          ---------------
                                                               11,376,524
                                                          ---------------
             Taiwan -- 0.6%
     449,054 Taiwan Semiconductor Manufacturing Co., Ltd.         781,789
                                                          ---------------
             United Kingdom -- 18.7%
      25,000 AstraZeneca PLC, Sponsored ADR                     1,030,549
      98,818 Barclays PLC                                         979,374
      56,711 BHP Billiton PLC                                     722,836
      12,700 BP PLC, Sponsored ADR                                792,226
     146,900 British Sky Broadcasting PLC                       1,381,653
     234,090 Compass Group PLC                                    980,119
      60,351 Exel PLC                                             915,257
      39,595 GlaxoSmithKline PLC                                  956,621
     299,300 Group 4 Securicor PLC(d)                             785,663
     152,533 HBOS PLC                                           2,344,812
      51,991 ICAP PLC                                             275,914
      37,600 Johnson Matthey PlC                                  716,722
     122,799 Kingfisher PLC                                       538,665
     110,401 Lloyds TSB Group PLC                                 932,209
      29,972 Reckitt Benckiser PLC                                880,306
      75,742 Royal Bank of Scotland Group PLC                   2,280,190
     330,070 Signet Group PLC                                     641,455
      81,400 Smith & Nephew PLC                                   800,149
      84,200 Smiths Group PLC                                   1,381,501
      36,380 Standard Chartered PLC                               662,701
     229,588 Tesco PLC                                          1,307,788
      71,610 Unilever PLC                                         688,828

  Shares    Description                                                   Value (a)
---------------------------------------------------------------------------------------
            United Kingdom -- continued
    514,446 Vodafone Group PLC                                         $     1,250,578
     34,300 Vodafone Group PLC, Sponsored ADR                                  834,176
                                                                       ---------------
                                                                            24,080,292
                                                                       ---------------
            Total Common Stocks (Identified Cost $112,620,832)             125,323,419
                                                                       ---------------
Preferred Stocks -- 1.3%
            Brazil -- 0.6%
     25,500 Companhia de Bebidas das Americas, ADR                             787,950
                                                                       ---------------
            Germany -- 0.7%
      1,237 Porsche AG(c)                                                      926,766
                                                                       ---------------
            Total Preferred Stocks (Identified Cost $1,356,808)              1,714,716
                                                                       ---------------
 Principal
  Amount    Description                                                   Value (a)
---------------------------------------------------------------------------------------
Short Term Investments -- 16.5%
$ 1,848,112 Repurchase Agreement with Investors Bank & Trust Co. dated
            6/30/2005 at $1,848,215 on 7/01/2005, collateralized by
            $1,806,396 Small Business Administration Bond, 6.875% due
            4/25/2016 valued at $1,940,517                                   1,848,112
    895,698 American Beacon Fund, 3.18%, due 7/01/2005(e)                      895,698
  1,280,829 Bank of Nova Scotia, 3.11%, due 7/11/2005(e)                     1,280,829
    287,826 Bank of Nova Scotia, 3.16%, due 7/15/2005(e)                       287,826
    719,566 Bank of Nova Scotia, 3.30%, due 7/29/2005(e)                       719,566
  1,178,584 BGI Institutional Money Market Fund(e)                           1,178,584
  1,176,194 Calyon, 3.09%, due 7/01/2005(e)                                  1,176,194
    719,566 Clipper Receivables Corp., 3.19%, due 7/14/2005(e)                 719,566
    777,132 Compass Securitization, 3.16%, due 7/11/2005(e)                    777,132
    785,595 Fairway Finance, 3.26%, due 7/25/2005(e)                           785,595
    719,566 Falcon Asset Securitization Corp., 3.17%, due 7/12/2005(e)         719,566
    575,654 General Electric Capital Corp., 3.25%, due 7/08/2005(e)            575,654
    610,062 Goldman Sachs Financial Square Prime Obligations Fund(e)           610,062
    740,865 Greyhawk Funding, 3.26%, due 8/01/2005(e)                          740,865
    719,566 Jupiter Securitization Corp., 3.21%, due 7/15/2005(e)              719,566
    719,566 Lexington Parker Capital Corp., 3.26%, due 7/19/2005(e)            719,566
     92,111 Merrimac Cash Fund-Premium Class(e)                                 92,111
  1,105,328 National Australia Bank, 3.26%, due 7/06/2005(e)                 1,105,328
    719,566 Park Avenue Receivables Corp., 3.23%, due 7/20/2005(e)             719,566
    719,566 Prefco, 3.26%, due 7/26/2005(e)                                    719,566
    562,533 Rabobank Nederland, 3.35%, due 7/01/2005(e)                        562,533
    708,149 Ranger Funding, 3.19%, due 7/15/2005(e)                            708,149
    719,566 Royal Bank of Canada, 3.25%, due 8/05/2005(e)                      719,566
  1,439,138 Royal Bank of Scotland, 3.29%, due 7/12/2005(e)                  1,439,138
    719,566 Sheffield Receivables Corp., 3.34%, due 7/15/2005(e)               719,566
    715,693 Yorktown Capital LLC, 3.24%, due 7/20/2005(e)                      715,693
                                                                       ---------------
            Total Short Term Investments (Identified Cost $21,255,597)      21,255,597
                                                                       ---------------
            Total Investments -- 115.4%
            (Identified Cost $135,233,237)(b)                              148,293,732
            Other assets less liabilities                                  (19,831,035)
                                                                       ---------------
            Total Net Assets -- 100%                                   $   128,462,697
                                                                       ===============

                See accompanying notes to financial statements.

Investments as of June 30, 2005 (unaudited)

    (a) See Note 2a of Notes to Financial Statements.
    (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the
        Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
        At June 30, 2005, the net unrealized appreciation on investments based on cost of
        $135,233,237 for federal income tax purposes was as follows:
        Aggregate gross unrealized appreciation for all investments in which there
        is an excess of value over tax cost                                           $15,749,490
        Aggregate gross unrealized depreciation for all investments in which there
        is an excess of tax cost over value                                            (2,688,995)
                                                                                       -----------
        Net unrealized appreciation                                                   $13,060,495
                                                                                       ===========
        At December 31, 2004, the Fund had a capital loss carryover of approximately $8,938,160 of which $1,066,443 expires on December 31, 2009 and $7,871,717 expires on December
        31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
        For the year ended December 31, 2004, the Fund has elected to defer $9,235 of foreign currency attributable to Post-October losses.
    (c) All or a portion of this security was on loan to brokers at June 30, 2005.
    (d) Non-income producing security.
    (e) Represents investments of securities lending collateral.
ADR/GDR An American Depositary Receipt (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.
   144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $812,579 or 0.6% of net assets.

Holdings at June 30, 2005 as a Percentage of Net Assets (unaudited)

                    Banks                             17.8%
                    Pharmaceuticals                    7.8
                    Oil & Gas                          6.8
                    Telecommunications                 5.6
                    Insurance                          5.3
                    Electrical Components & Equipment  4.5
                    Food                               4.4
                    Chemicals                          3.1
                    Hand & Machine Tools               2.9
                    Electronics                        2.6
                    Miscellaneous -- Manufacturing     2.4
                    Health Care -- Products            2.2
                    Engineering & Construction         2.2
                    Other, less than 2% each          31.3

                See accompanying notes to financial statements.

        HARRIS ASSOCIATES FOCUSED VALUE FUND -- SCHEDULE OF INVESTMENTS

Investments as of June 30, 2005 (unaudited)

   Shares    Description                                           Value (a)
-------------------------------------------------------------------------------
Common Stocks -- 92.2% of Total Net Assets
             Aerospace & Defense -- 4.5%
     378,600 Raytheon Co.                                       $    14,810,832
                                                                ---------------
             Apparel -- 2.4%
     203,800 Liz Claiborne, Inc.                                      8,103,088
                                                                ---------------
             Beverages -- 3.6%
     548,500 Coca-Cola Enterprises, Inc.                             12,072,485
                                                                ---------------
             Commercial Services -- 13.3%
     282,500 H&R Block, Inc.(c)                                      16,483,875
     228,400 Moody's Corp.(c)                                        10,268,864
     503,000 RR Donnelley & Sons Co.                                 17,358,530
                                                                ---------------
                                                                     44,111,269
                                                                ---------------
             Distribution & Wholesale -- 1.0%
      55,600 CDW Corp.                                                3,174,204
                                                                ---------------
             Hand & Machine Tools -- 1.6%
      57,500 Black & Decker Corp.(c)                                  5,166,375
                                                                ---------------
             Health Care -- Products -- 1.9%
     170,300 Baxter International, Inc.                               6,318,130
                                                                ---------------
             Leisure Time -- 2.7%
     179,300 Harley-Davidson, Inc.                                    8,893,280
                                                                ---------------
             Media -- 12.0%
     138,400 Cablevision Systems Corp., Class A(d)                    4,456,480
     181,400 Knight-Ridder, Inc.(c)                                  11,127,076
     851,200 Liberty Media Corp., Class A(d)                          8,673,728
     932,700 Time Warner, Inc.(d)                                    15,585,417
                                                                ---------------
                                                                     39,842,701
                                                                ---------------
             Oil & Gas -- 4.0%
     239,200 Burlington Resources, Inc.                              13,213,408
                                                                ---------------
             Pharmaceuticals -- 13.7%
     480,100 Bristol-Myers Squibb Co.(c)                             11,992,898
     388,400 Hospira, Inc.(d)                                        15,147,600
     425,900 Omnicare, Inc.                                          18,070,937
                                                                ---------------
                                                                     45,211,435
                                                                ---------------
             Restaurants -- 5.5%
     348,100 Yum! Brands, Inc.                                       18,129,048
                                                                ---------------
             Retail -- 10.6%
     564,800 AutoNation, Inc.(d)                                     11,589,696
     303,900 McDonald's Corp.                                         8,433,225
     611,900 TJX Cos., Inc.(c)                                       14,899,765
                                                                ---------------
                                                                     34,922,686
                                                                ---------------
             Savings & Loans -- 12.2%
     380,300 Sovereign Bancorp, Inc.                                  8,495,902
     782,500 Washington Mutual, Inc.(c)                              31,839,925
                                                                ---------------
                                                                     40,335,827
                                                                ---------------
             Semiconductors -- 1.2%
     177,900 National Semiconductor Corp.                             3,919,137
                                                                ---------------
             Software -- 2.0%
     168,700 First Data Corp.                                         6,771,618
                                                                ---------------
             Total Common Stocks (Identified Cost $239,081,564)     304,995,523
                                                                ---------------

 Principal
  Amount     Description                                                              Value (a)
----------------------------------------------------------------------------------------------------
Short Term Investments -- 25.5%
$ 26,052,899 Repurchase Agreement with Investors Bank & Trust Co. dated
             6/30/2005 at 2.01% to be repurchased at $26,054,354 on
             7/01/2005, collateralized by $20,793,986 Federal National
             Mortgage Association Bond, 3.814% due 11/25/2033 valued at
             $21,000,000 and $5,876,783 Small Business Administration Bond,
             6.295% due 3/25/2023 valued at $6,355,544                             $    26,052,899
   2,687,343 American Beacon Fund, 3.18%, due 7/01/2005(e)                               2,687,343
   3,842,842 Bank of Nova Scotia, 3.11%, due 7/11/2005(e)                                3,842,842
     863,560 Bank of Nova Scotia, 3.16%, due 7/15/2005(e)                                  863,560
   2,158,900 Bank of Nova Scotia, 3.30%, due 7/29/2005(e)                                2,158,900
   3,536,080 BGI Institutional Money Market Fund(e)                                      3,536,080
   3,528,909 Calyon, 3.09%, due 7/01/2005(e)                                             3,528,909
   2,158,900 Clipper Receivables Corp., 3.19%, due 7/14/2005(e)                          2,158,900
   2,331,612 Compass Securitization, 3.16%, due 7/11/2005(e)                             2,331,612
   2,357,001 Fairway Finance, 3.26%, due 7/25/2005(e)                                    2,357,001
   2,158,900 Falcon Asset Securitization Corp., 3.17%, due 7/12/2005(e)                  2,158,900
   1,727,120 General Electric Capital Corp., 3.25%, due 7/08/2005(e)                     1,727,120
   1,830,357 Goldman Sachs Financial Square Prime Obligations Fund(e)                    1,830,357
   2,222,804 Greyhawk Funding, 3.26%, due 8/01/2005(e)                                   2,222,804
   2,158,900 Jupiter Securitization Corp., 3.21%, due 7/15/2005(e)                       2,158,900
   2,158,900 Lexington Parker Capital Corp., 3.26%, due 7/19/2005(e)                     2,158,900
     276,359 Merrimac Cash Fund-Premium Class(e)                                           276,359
   3,316,291 National Australia Bank, 3.26%, due 7/06/2005(e)                            3,316,291
   2,158,900 Park Avenue Receivables Corp., 3.23%, due 7/20/2005(e)                      2,158,900
   2,158,900 Prefco, 3.26%, due 7/26/2005(e)                                             2,158,900
   1,687,755 Rabobank Nederland, 3.35%, due 7/01/2005(e)                                 1,687,755
   2,124,646 Ranger Funding, 3.19%, due 7/15/2005(e)                                     2,124,646
   2,158,900 Royal Bank of Canada, 3.25%, due 8/05/2005(e)                               2,158,900
   4,317,801 Royal Bank of Scotland, 3.29%, due 7/12/2005(e)                             4,317,801
   2,158,900 Sheffield Receivables Corp., 3.34%, due 7/15/2005(e)                        2,158,900
   2,147,278 Yorktown Capital LLC, 3.24%, due 7/20/2005(e)                               2,147,278
                                                                                   ---------------
             Total Short Term Investments (Identified Cost $84,280,757)                 84,280,757
                                                                                   ---------------
             Total Investments -- 117.7%
             (Identified Cost $323,362,321)(b)                                         389,276,280
             Other assets less liabilities                                             (58,673,664)
                                                                                   ---------------
             Total Net Assets -- 100%                                              $   330,602,616
                                                                                   ===============
         (a) See Note 2a of Notes to Financial Statements.
         (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the
             Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
             At June 30, 2005, the net unrealized appreciation on investments based on cost of
             $323,362,321 for federal income tax purposes was as follows:
             Aggregate gross unrealized appreciation for all investments in which
             there is an excess of value over tax cost                             $    67,989,617
             Aggregate gross unrealized depreciation for all investments in which
             there is an excess of tax cost over value                                  (2,075,658)
                                                                                   ---------------
             Net unrealized appreciation                                           $    65,913,959
                                                                                   ===============
             At December 31, 2004, the Fund had a capital loss carryover of approximately
             $10,136,380 which expires on December 31, 2011. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.
         (c) All or a portion of this security was on loan to brokers at June 30, 2005.
         (d) Non-income producing security.
         (e) Represents investments of securities lending collateral.

                See accompanying notes to financial statements.

Investments as of June 30, 2005 (unaudited)


Holdings at June 30, 2005 as a Percentage of Net Assets (unaudited)

                         Pharmaceuticals          13.7%
                         Commercial Services      13.3
                         Savings & Loans          12.2
                         Media                    12.0
                         Retail                   10.6
                         Restaurants               5.5
                         Aerospace & Defense       4.5
                         Oil & Gas                 4.0
                         Beverages                 3.6
                         Leisure Time              2.7
                         Apparel                   2.4
                         Software                  2.0
                         Other, less than 2% each  5.7

                See accompanying notes to financial statements.

       HARRIS ASSOCIATES LARGE CAP VALUE FUND -- SCHEDULE OF INVESTMENTS

Investments as of June 30, 2005 (unaudited)

   Shares    Description                                Value (a)
--------------------------------------------------------------------
Common Stocks -- 98.5% of Total Net Assets
             Aerospace & Defense -- 2.7%
     213,000 Raytheon Co.                            $     8,332,560
                                                     ---------------
             Banks -- 0.9%
      98,100 U.S. Bancorp                                  2,864,520
                                                     ---------------
             Beverages -- 5.3%
      83,800 Anheuser-Busch Cos., Inc.                     3,833,850
      38,500 Coca-Cola Co. (The)                           1,607,375
     144,200 Coca-Cola Enterprises, Inc.                   3,173,842
     130,100 Diageo PLC, Sponsored ADR(c)                  7,714,930
                                                     ---------------
                                                          16,329,997
                                                     ---------------
             Building Materials -- 2.9%
     279,100 Masco Corp.(c)                                8,864,216
                                                     ---------------
             Computers -- 4.5%
     386,400 Hewlett-Packard Co.                           9,084,264
   1,241,900 Sun Microsystems, Inc.(d)                     4,632,287
                                                     ---------------
                                                          13,716,551
                                                     ---------------
             Diversified Financial Services -- 11.1%
      61,100 American Express Co.                          3,252,353
     198,800 Citigroup, Inc.                               9,190,524
     120,300 Fannie Mae                                    7,025,520
     299,300 JPMorgan Chase & Co.                         10,571,276
      77,500 Morgan Stanley                                4,066,425
                                                     ---------------
                                                          34,106,098
                                                     ---------------
             Electronics -- 2.4%
     264,500 Texas Instruments, Inc.                       7,424,515
                                                     ---------------
             Environmental Control -- 2.9%
     307,300 Waste Management, Inc.                        8,708,882
                                                     ---------------
             Food -- 1.8%
      60,700 General Mills, Inc.                           2,840,153
      40,100 Nestle SA, Sponsored ADR                      2,564,996
                                                     ---------------
                                                           5,405,149
                                                     ---------------
             Health Care-Products -- 4.9%
     241,200 Baxter International, Inc.                    8,948,520
      91,000 Johnson & Johnson                             5,915,000
                                                     ---------------
                                                          14,863,520
                                                     ---------------
             Household Products & Wares -- 2.5%
      85,600 Fortune Brands, Inc.                          7,601,280
                                                     ---------------
             Insurance --1.9%
      73,700 Aflac, Inc.                                   3,189,736
      41,600 MGIC Investment Corp.                         2,713,152
                                                     ---------------
                                                           5,902,888
                                                     ---------------
             Leisure Time -- 3.8%
      60,300 Carnival Corp.                                3,289,365
     165,600 Harley-Davidson, Inc.(c)                      8,213,760
                                                     ---------------
                                                          11,503,125
                                                     ---------------
             Media -- 16.6%
     207,000 Comcast Corp., Special Class A(d)             6,199,650
     313,200 DIRECTV Group (The), Inc.(d)                  4,854,600
   1,229,700 Liberty Media Corp., Class A(d)              12,530,643
     614,000 Time Warner, Inc.(d)                         10,259,940
     278,200 Viacom, Inc., Class B                         8,907,964
     322,500 Walt Disney Co. (The)                         8,120,550
                                                     ---------------
                                                          50,873,347
                                                     ---------------

  Shares    Description                                           Value (a)
------------------------------------------------------------------------------
            Miscellaneous--Manufacturing -- 3.0%
    120,500 Honeywell International, Inc.                      $     4,413,915
    164,300 Tyco International, Ltd.                                 4,797,560
                                                               ---------------
                                                                     9,211,475
                                                               ---------------
            Office & Business Equipment -- 2.6%
    586,400 Xerox Corp.(d)                                           8,086,456
                                                               ---------------
            Oil & Gas -- 1.0%
     56,800 Burlington Resources, Inc.                               3,137,632
                                                               ---------------
            Pharmaceuticals -- 3.1%
    127,400 Abbott Laboratories                                      6,243,874
    131,000 Bristol-Myers Squibb Co.(c)                              3,272,380
                                                               ---------------
                                                                     9,516,254
                                                               ---------------
            Retail -- 15.4%
     83,500 Costco Wholesale Corp.                                   3,742,470
    395,100 Gap (The), Inc.                                          7,803,225
    257,900 Home Depot, Inc.                                        10,032,310
    109,200 Kohl's Corp.(d)                                          6,105,372
     71,800 Limited Brands, Inc.                                     1,537,956
    438,200 McDonald's Corp.                                        12,160,050
    117,100 Wal-Mart Stores, Inc.                                    5,644,220
                                                               ---------------
                                                                    47,025,603
                                                               ---------------
            Savings & Loans -- 4.1%
    309,300 Washington Mutual, Inc.(c)                              12,585,417
                                                               ---------------
            Semiconductors -- 2.0%
    238,000 Intel Corp.                                              6,202,280
                                                               ---------------
            Software -- 1.1%
     81,800 First Data Corp.                                         3,283,452
                                                               ---------------
            Transportation -- 2.0%
     95,000 Union Pacific Corp.                                      6,156,000
                                                               ---------------
            Total Common Stocks (Identified Cost $260,233,076)     301,701,217
                                                               ---------------

 Principal
  Amount
-------------------------------------------------------------------------------------
Short Term Investments -- 8.9%
$ 2,093,927 Repurchase Agreement with Investors Bank & Trust Co. dated
            6/30/2005 at $2,094,044 on 7/01/2005, collateralized by
            $2,062,123 Small Business Administration Bond, 6.625% due
            9/25/2015 valued at 2,198,623                                   2,093,927
  1,168,830 American Beacon Fund, 3.18%, due 7/01/2005(e)                   1,168,830
  1,671,402 Bank of Nova Scotia, 3.11%, due 7/11/2005(e)                    1,671,402
    375,596 Bank of Nova Scotia, 3.16%, due 7/15/2005(e)                      375,596
    938,990 Bank of Nova Scotia, 3.30%, due 7/29/2005(e)                      938,990
  1,537,980 BGI Institutional Money Market Fund(e)                          1,537,980
  1,534,861 Calyon, 3.09%, due 7/01/2005(e)                                 1,534,861
    938,990 Clipper Receivables Corp., 3.19%, due 7/14/2005(e)                938,990
  1,014,109 Compass Securitization, 3.16%, due 7/11/2005(e)                 1,014,109
  1,025,152 Fairway Finance, 3.26%, due 7/25/2005(e)                        1,025,152
    938,990 Falcon Asset Securitization Corp., 3.17%, due 7/12/2005(e)        938,990
    751,192 General Electric Capital Corp., 3.25%, due 7/08/2005(e)           751,192
    796,094 Goldman Sachs Financial Square Prime Obligations Fund(e)          796,094
    966,784 Greyhawk Funding, 3.26%, due 8/01/2005(e)                         966,784
    938,990 Jupiter Securitization Corp., 3.21%, due 7/15/2005(e)             938,990
    938,990 Lexington Parker Capital Corp., 3.26%, due 7/19/2005(e)           938,990
    120,199 Merrimac Cash Fund-Premium Class(e)                               120,199
  1,442,385 National Australia Bank, 3.26%, due 7/06/2005(e)                1,442,385
    938,990 Park Avenue Receivables Corp., 3.23%, due 7/20/2005(e)            938,990
    938,990 Prefco, 3.26%, due 7/26/2005(e)                                   938,990
    734,071 Rabobank Nederland, 3.35%, due 7/01/2005(e)                       734,071

                See accompanying notes to financial statements.

Investments as of June 30, 2005 (unaudited)

  Principal
   Amount     Description                                                            Value (a)
------------------------------------------------------------------------------------------------------
Short Term Investments -- continued
$     924,092 Ranger Funding, 3.19%, due 7/15/2005(e)                             $       924,092
      938,990 Royal Bank of Canada, 3.25%, due 8/05/2005(e)                               938,990
    1,877,982 Royal Bank of Scotland, 3.29%, due 7/12/2005(e)                           1,877,982
      938,990 Sheffield Receivables Corp., 3.34%, due 7/15/2005(e)                        938,990
      933,935 Yorktown Capital LLC, 3.24%, due 7/20/2005(e)                               933,935
                                                                                    ---------------
              Total Short Term Investments (Identified Cost $27,419,501)               27,419,501
                                                                                    ---------------
              Total Investments -- 107.4%
              (Identified Cost $287,652,577)(b)                                       329,120,718
              Other assets less liabilities                                           (22,806,082)
                                                                                    ---------------
              Total Net Assets -- 100%                                            $   306,314,636
                                                                                    ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the
              Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
              At June 30, 2005, the net unrealized appreciation on investments based on cost of
              $287,652,577 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                     $    47,127,925
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                          (5,659,784)
                                                                                    ---------------
              Net unrealized appreciation                                         $    41,468,141
                                                                                    ===============
              At December 31, 2004, the Fund had a capital loss carryover of approximately
              $134,352,059 of which $16,433,943 expires on December 31, 2008, $83,318,807 expires on December 31, 2009, $24,633,843 expires on December 31, 2010 and
              $9,965,466 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
              For the year ended December 31, 2004, the Fund has elected to defer $159,806 of capital losses attributable to Post-October losses.
          (c) All or a portion of this security was on loan to brokers at June 30, 2005.
          (d) Non-income producing security.
          (e) Represents investments of securities lending collateral.
          ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at June 30, 2005 as a Percentage of Net Assets (unaudited)

                      Media                          16.6%
                      Retail                         15.4
                      Diversified Financial Services 11.1
                      Beverages                       5.3
                      Health Care -- Products         4.9
                      Computers                       4.5
                      Savings & Loans                 4.1
                      Leisure Time                    3.8
                      Pharmaceuticals                 3.1
                      Miscellaneous -- Manufacturing  3.0
                      Building Materials              2.9
                      Environmental Control           2.9
                      Aerospace & Defense             2.7
                      Office & Business Equipment     2.6
                      Household Products & Wares      2.5
                      Electronics                     2.4
                      Semiconductors                  2.0
                      Transportation                  2.0
                      Other, less than 2% each        6.7

                See accompanying notes to financial statements.

          IXIS U.S. DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS

Investments as of June 30, 2005 (unaudited)


   Shares    Description                              Value (a)
------------------------------------------------------------------
Common Stocks -- 99.3% of Total Net Assets
             Advertising -- 1.6%
      31,225 Getty Images, Inc.(c)(d)              $     2,318,768
      66,300 Lamar Advertising Co.(c)                    2,835,651
      77,700 R.H. Donnelley Corp.(c)                     4,815,846
                                                   ---------------
                                                         9,970,265
                                                   ---------------
             Aerospace & Defense -- 1.3%
      29,200 Boeing Co. (The)                            1,927,200
      26,900 Lockheed Martin Corp.                       1,745,003
     118,300 Raytheon Co.                                4,627,896
                                                   ---------------
                                                         8,300,099
                                                   ---------------
             Apparel -- 0.9%
     127,850 Coach, Inc.(c)                              4,291,924
      15,300 Nike, Inc., Class B                         1,324,980
                                                   ---------------
                                                         5,616,904
                                                   ---------------
             Auto Parts & Equipment -- 0.2%
      19,825 Harman International Industries, Inc.       1,612,962
                                                   ---------------
             Banks -- 3.8%
      37,700 Bank of America Corp.                       1,719,497
      78,700 BOK Financial Corp.                         3,629,644
      60,125 City National Corp.                         4,311,564
     168,550 Colonial BancGroup Inc.                     3,718,213
      84,506 Dearborn Bancorp, Inc.(c)                   2,188,705
     130,650 South Financial Group (The), Inc.(d)        3,713,073
      35,450 SVB Financial Group(c)(d)                   1,698,055
     100,500 U.S. Bancorp(d)                             2,934,600
                                                   ---------------
                                                        23,913,351
                                                   ---------------
             Beverages -- 2.1%
      46,400 Anheuser-Busch Cos., Inc.                   2,122,800
      21,400 Coca-Cola Co. (The)                           893,450
      80,100 Coca-Cola Enterprises, Inc.                 1,763,001
      81,725 Constellation Brands, Inc.(c)               2,410,887
      72,200 Diageo PLC, Sponsored ADR(d)                4,281,460
      39,200 PepsiCo, Inc.                               2,114,056
                                                   ---------------
                                                        13,585,654
                                                   ---------------
             Biotechnology -- 1.1%
      19,175 Affymetrix, Inc.(c)(d)                      1,034,108
      28,600 Amgen, Inc.(c)                              1,729,156
      15,950 Celgene Corp.(c)                              650,281
      42,000 Gilead Sciences, Inc.(c)                    1,847,580
      22,150 Invitrogen Corp.(c)                         1,844,873
                                                   ---------------
                                                         7,105,998
                                                   ---------------
             Building Materials -- 1.7%
     356,875 Comfort Systems USA, Inc.(c)                2,348,237
     155,000 Masco Corp.(d)                              4,922,800
      61,425 Texas Industries, Inc.                      3,453,928
                                                   ---------------
                                                        10,724,965
                                                   ---------------
             Chemicals -- 2.2%
      33,900 Air Products & Chemicals, Inc.              2,044,170
     154,500 Airgas, Inc.(d)                             3,811,515
      33,575 Cytec Industries, Inc.                      1,336,285
      65,900 Dow Chemical Co. (The)                      2,934,527
      39,000 Du Pont (E.I.) de Nemours & Co.             1,677,390
      45,500 Praxair, Inc.                               2,120,300
                                                   ---------------
                                                        13,924,187
                                                   ---------------

   Shares    Description                                   Value (a)
-----------------------------------------------------------------------
             Commercial Services -- 3.8%
     123,550 Adesa, Inc.                                $     2,689,683
     143,450 Aramark Corp., Class B(d)                        3,787,080
      47,925 Arbitron, Inc.                                   2,055,983
      39,275 Corporate Executive Board Co.                    3,076,411
      92,050 Exponent, Inc.(c)                                2,630,789
      20,200 Hewitt Associates, Inc., Class A(c)                535,502
      33,400 Manpower, Inc.                                   1,328,652
      66,700 Moody's Corp.(d)                                 2,998,832
     109,700 United Rentals, Inc.(c)                          2,217,037
     105,518 Viad Corp.                                       2,990,380
                                                        ---------------
                                                             24,310,349
                                                        ---------------
             Computers -- 2.1%
      61,950 Cognizant Technology Solutions Corp.(c)          2,919,703
     214,600 Hewlett-Packard Co.                              5,045,246
      38,925 Micros Systems Inc.(c)                           1,741,894
      29,150 PalmOne Inc.                                       867,795
     690,600 Sun Microsystems, Inc.(c)                        2,575,938
                                                        ---------------
                                                             13,150,576
                                                        ---------------
             Cosmetics & Personal Care -- 0.5%
      58,200 Procter & Gamble Co.(d)                          3,070,050
                                                        ---------------
             Distribution & Wholesale -- 0.5%
     275,750 BlueLinx Holdings, Inc.                          2,917,435
                                                        ---------------
             Diversified Financial Services -- 4.6%
      33,800 American Express Co.                             1,799,174
     141,300 Citigroup, Inc.                                  6,532,299
      66,800 Fannie Mae                                       3,901,120
      21,300 Franklin Resources, Inc.                         1,639,674
     166,000 JPMorgan Chase & Co.                             5,863,120
      22,100 Legg Mason, Inc.                                 2,300,831
      43,000 Morgan Stanley                                   2,256,210
     125,825 Nuveen Investments, Class A(d)                   4,733,536
                                                        ---------------
                                                             29,025,964
                                                        ---------------
             Electric -- 2.3%
      44,041 Allete, Inc.                                     2,197,646
     193,975 MDU Resources Group, Inc.                        5,464,276
     183,500 NRG Energy, Inc.(c)(d)                           6,899,600
                                                        ---------------
                                                             14,561,522
                                                        ---------------
             Electrical Components & Equipment -- 0.6%
      91,825 Ametek, Inc.                                     3,842,876
                                                        ---------------
             Electronics -- 2.0%
      71,000 Amphenol Corp., Class A                          2,852,070
     111,200 Avnet, Inc.(c)                                   2,505,336
      65,675 Cogent, Inc.(c)                                  1,875,021
      16,400 Fisher Scientific International, Inc.(c)         1,064,360
     146,900 Texas Instruments, Inc.                          4,123,483
      15,500 Waters Corp.(c)                                    576,135
                                                        ---------------
                                                             12,996,405
                                                        ---------------
             Engineering & Construction -- 0.7%
      84,625 Washington Group International, Inc.(c)(d)       4,326,030
                                                        ---------------
             Environmental Control -- 1.0%
      65,550 Nalco Holding Co.(c)(d)                          1,286,746
     170,700 Waste Management, Inc.                           4,837,638
                                                        ---------------
                                                              6,124,384
                                                        ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2005 (unaudited)

   Shares    Description                                        Value (a)
----------------------------------------------------------------------------
             Food -- 2.3%
     159,175 Dean Foods Co.(c)                               $     5,609,327
      33,700 General Mills, Inc.                                   1,576,823
      43,200 McCormick & Co., Inc.                                 1,411,776
      22,300 Nestle SA, Sponsored ADR                              1,426,419
      31,835 TreeHouse Foods Inc.(c)                                 907,616
      21,600 Whole Foods Market, Inc.                              2,555,280
      20,000 WM Wrigley Jr. Co.                                    1,376,800
                                                             ---------------
                                                                  14,864,041
                                                             ---------------
             Gas -- 1.4%
     124,325 Oneok, Inc.(d)                                        4,059,211
     169,150 UGI Corp.                                             4,719,285
                                                             ---------------
                                                                   8,778,496
                                                             ---------------
             Health Care -- Products -- 5.2%
      52,300 Alcon, Inc.                                           5,719,005
     133,900 Baxter International, Inc.                            4,967,690
      73,100 Boston Scientific Corp.(c)                            1,973,700
      21,825 Intuitive Surgical, Inc.(c)                           1,017,918
     125,100 Johnson & Johnson                                     8,131,500
      48,800 Medtronic, Inc.                                       2,527,352
      92,450 St. Jude Medical, Inc.(c)                             4,031,744
      39,100 Sybron Dental Specialties, Inc.(c)                    1,470,942
      41,500 Varian Medical Systems, Inc.(c)(d)                    1,549,195
      36,750 Ventana Medical Systems(c)(d)                         1,478,452
                                                             ---------------
                                                                  32,867,498
                                                             ---------------
             Health Care -- Services -- 3.2%
      35,300 Caremark Rx, Inc.(c)                                  1,571,556
      53,850 Covance, Inc.(c)                                      2,416,249
      36,700 Sierra Health Services, Inc.(c)(d)                    2,622,582
      62,725 Triad Hospitals, Inc.(c)                              3,427,294
      34,025 United Surgical Partners International, Inc.(c)       1,772,022
      65,800 UnitedHealth Group, Inc.                              3,430,812
      76,750 WellPoint, Inc.(c)                                    5,344,870
                                                             ---------------
                                                                  20,585,385
                                                             ---------------
             Heavy Machinery -- 0.7%
      14,500 Caterpillar, Inc.                                     1,381,995
      64,900 National Oilwell Varco, Inc.(c)                       3,085,346
                                                             ---------------
                                                                   4,467,341
                                                             ---------------
             Home Builders -- 1.3%
      63,950 DR Horton, Inc.(d)                                    2,405,159
      15,000 Meritage Homes Corp.(c)                               1,192,500
      24,575 Standard-Pacific Corp.(d)                             2,161,371
      23,175 Toll Brothers, Inc.(c)(d)                             2,353,421
                                                             ---------------
                                                                   8,112,451
                                                             ---------------
             Home Furnishings -- 0.3%
      73,450 Tempur-Pedic International(c)(d)                      1,629,121
                                                             ---------------
             Household Products & Wares -- 1.1%
      71,475 Church & Dwight Co., Inc.(d)                          2,587,395
      47,400 Fortune Brands, Inc.                                  4,209,120
                                                             ---------------
                                                                   6,796,515
                                                             ---------------
             Insurance -- 3.0%
      40,900 Aflac, Inc.                                           1,770,152
     173,175 Assurant, Inc.                                        6,251,617
      23,100 MGIC Investment Corp.                                 1,506,582
      71,875 Old Republic International Corp.                      1,817,719
     106,725 Platinum Underwriters Holdings, Ltd.                  3,395,989
      99,250 Protective Life Corp.                                 4,190,335
                                                             ---------------
                                                                  18,932,394
                                                             ---------------

   Shares    Description                                         Value (a)
-----------------------------------------------------------------------------
             Internet -- 1.5%
      61,225 Avocent Corp.(c)                                 $     1,600,422
      11,000 Google, Inc., Class A(c)(d)                            3,235,650
      92,600 VeriSign, Inc.(c)(d)                                   2,663,176
      67,600 Yahoo!, Inc.(c)(d)                                     2,342,340
                                                              ---------------
                                                                    9,841,588
                                                              ---------------
             Iron & Steel -- 0.1%
      52,218 Roanoke Electric Steel Corp.                             862,641
                                                              ---------------
             Leisure Time -- 1.2%
      61,000 Carnival Corp.(d)                                      3,327,550
      92,300 Harley-Davidson, Inc.(d)                               4,578,080
                                                              ---------------
                                                                    7,905,630
                                                              ---------------
             Lodging -- 2.4%
      17,475 Choice Hotels International, Inc.(d)                   1,148,108
     431,800 La Quinta Corp.(c)                                     4,028,694
      38,000 Marriott International, Inc., Class A                  2,592,360
      68,750 Starwood Hotels & Resorts Worldwide, Inc.              4,026,688
      39,400 Station Casinos, Inc.                                  2,616,160
      23,500 Wynn Resorts, Ltd.(c)(d)                               1,110,845
                                                              ---------------
                                                                   15,522,855
                                                              ---------------
             Machinery--Diversified -- 1.6%
      79,275 Alamo Group, Inc.                                      1,480,064
     104,000 Albany International Corp., Class A                    3,339,440
      19,900 Deere & Co.                                            1,303,251
     187,650 Wabtec Corp.                                           4,030,722
                                                              ---------------
                                                                   10,153,477
                                                              ---------------
             Media -- 5.5%
     115,000 Comcast Corp., Special Class A(c)                      3,444,250
     173,900 DIRECTV Group (The), Inc.(c)                           2,695,450
     700,000 Liberty Media Corp., Class A(c)                        7,133,000
      84,500 Scholastic Corp.(c)                                    3,257,475
     338,500 Time Warner, Inc.(c)                                   5,656,335
      41,350 Univision Communications, Inc., Class A(c)             1,139,193
     155,200 Viacom, Inc., Class B                                  4,969,504
     205,200 Walt Disney Co. (The)                                  5,166,936
      53,150 XM Satellite Radio Holdings, Inc., Class A(c)(d)       1,789,029
                                                              ---------------
                                                                   35,251,172
                                                              ---------------
             Metal Fabricate & Hardware -- 0.4%
      31,575 Precision Castparts Corp.                              2,459,693
                                                              ---------------
             Miscellaneous -- Manufacturing -- 3.5%
      75,300 3M Co.                                                 5,444,190
      19,150 Brink's Co.The                                           689,400
     239,500 General Electric Co.                                   8,298,675
      66,800 Honeywell International, Inc.                          2,446,884
      13,300 ITT Industries, Inc.                                   1,298,479
      43,500 Pall Corp.                                             1,320,660
      91,000 Tyco International, Ltd.                               2,657,200
                                                              ---------------
                                                                   22,155,488
                                                              ---------------
             Office & Business Equipment -- 0.7%
     325,700 Xerox Corp.(c)                                         4,491,403
                                                              ---------------
             Office Furnishings -- 0.3%
     243,939 Interface, Inc., Class A(c)                            1,963,709
                                                              ---------------
             Oil & Gas -- 3.1%
      33,400 Baker Hughes, Inc.                                     1,708,744
      31,700 Burlington Resources, Inc.                             1,751,108
     173,375 Energy Partners, Ltd.(c)                               4,544,159
      48,725 EOG Resources, Inc.                                    2,767,580

                See accompanying notes to financial statements.

Investments as of June 30, 2005 (unaudited)

   Shares    Description                                 Value (a)
------------------------------------------------------------------------
             Oil & Gas -- continued
      44,600 Halliburton Co.                          $     2,132,772
      34,100 Southwestern Energy Co.(c)                     1,602,018
      93,050 Transocean, Inc.(c)                            5,021,909
                                                      ---------------
                                                           19,528,290
                                                      ---------------
             Oil & Gas Services -- 1.8%
     170,575 FMC Technologies, Inc.(c)                      5,453,283
      18,600 Grant Prideco, Inc.(c)                           491,970
      38,000 Schlumberger, Ltd.                             2,885,720
      78,700 Universal Compression Holdings, Inc.(c)        2,852,088
                                                      ---------------
                                                           11,683,061
                                                      ---------------
             Pharmaceuticals -- 3.0%
      70,500 Abbott Laboratories                            3,455,205
      49,450 Amylin Pharmaceuticals, Inc.(c)(d)             1,034,989
      39,200 Avon Products, Inc.                            1,483,720
      72,400 Bristol-Myers Squibb Co.                       1,808,552
      37,700 Express Scripts, Inc.(c)(d)                    1,884,246
      23,325 Idenix Pharmaceuticals, Inc.(c)                  505,686
      44,825 Medco Health Solutions, Inc.(c)                2,391,862
      96,200 Omnicare, Inc.                                 4,081,766
     167,025 Perrigo Co.                                    2,328,329
                                                      ---------------
                                                           18,974,355
                                                      ---------------
             Pipelines -- 0.4%
      37,775 Questar Corp.                                  2,489,373
                                                      ---------------
             Real Estate -- 1.7%
      56,725 CB Richard Ellis Group, Inc., Class A(c)       2,487,959
      34,725 St. Joe Co. (The)(d)                           2,831,477
     224,250 Trammell Crow Co.(c)                           5,435,820
                                                      ---------------
                                                           10,755,256
                                                      ---------------
             REITs -- Financial Services -- 0.3%
      37,450 CBL & Associates Properties, Inc.              1,612,972
                                                      ---------------
             REITs -- Shopping Centers -- 0.6%
      87,975 Developers Diversified Realty Corp.            4,043,331
                                                      ---------------
             Restaurants -- 0.5%
      63,000 Yum! Brands, Inc.                              3,281,040
                                                      ---------------
             Retail -- 7.6%
      40,125 Advance Auto Parts(c)                          2,590,069
      83,275 Applebee's International, Inc.                 2,205,955
      71,625 BJ's Wholesale Club, Inc.(c)                   2,327,096
      27,400 CBRL Group, Inc.                               1,064,764
      69,750 Chico's FAS, Inc.(c)(d)                        2,391,030
      46,400 Costco Wholesale Corp.                         2,079,648
      25,875 Family Dollar Stores                             675,338
     219,400 Gap (The), Inc.                                4,333,150
     142,700 Home Depot, Inc.                               5,551,030
      61,000 Kohl's Corp.(c)                                3,410,510
      84,700 Limited Brands, Inc.                           1,814,274
     242,400 McDonald's Corp.                               6,726,600
      10,000 MSC Industrial Direct Co., Inc.                  337,500
       7,375 Regis Corp.                                      288,215
      99,950 Staples, Inc.                                  2,130,934
      35,300 Starbucks Corp.(c)                             1,823,598
      90,725 Talbots, Inc.                                  2,945,841
      43,575 Urban Outfitters, Inc.(c)(d)                   2,470,267
      65,000 Wal-Mart Stores, Inc.                          3,133,000
                                                      ---------------
                                                           48,298,819
                                                      ---------------

  Shares    Description                                                   Value (a)
--------------------------------------------------------------------------------------
            Savings & Loans -- 1.1%
    170,000 Washington Mutual, Inc.(d)                                 $     6,917,300
                                                                       ---------------
            Semiconductors -- 2.3%
     80,700 Cypress Semiconductor Corp.(c)                                   1,016,013
    232,375 Entegris, Inc.(c)                                                2,300,513
    132,500 Intel Corp.                                                      3,452,950
     59,700 Marvell Technology Group, Ltd.(c)                                2,270,988
    107,125 MEMC Electronic Materials, Inc.(c)                               1,689,361
     87,600 Microsemi Corp.(c)                                               1,646,880
    556,375 ON Semiconductor Corp.(c)                                        2,559,325
                                                                       ---------------
                                                                            14,936,030
                                                                       ---------------
            Software -- 3.8%
    107,750 Activision, Inc.(c)                                              1,780,030
     51,125 Autodesk, Inc.                                                   1,757,166
    156,350 Certegy, Inc.(d)                                                 5,975,697
    327,650 Compuware Corp.(c)                                               2,355,804
     21,925 Dun & Bradstreet Corp.(c)                                        1,351,676
     80,300 First Data Corp.                                                 3,223,242
    224,800 Microsoft Corp.                                                  5,584,032
    125,550 Sybase, Inc.(c)                                                  2,303,843
                                                                       ---------------
                                                                            24,331,490
                                                                       ---------------
            Telecommunications -- 3.1%
    140,875 ADTRAN, Inc.                                                     3,492,291
     84,400 Corning, Inc.                                                    1,402,728
    101,750 Harris Corp.                                                     3,175,618
    108,650 Juniper Networks, Inc.(c)(d)                                     2,735,807
    124,475 Nextel Partners, Inc., Class A(c)(d)                             3,133,036
     27,525 NII Holdings, Inc., Class B(c)(d)                                1,759,949
     46,200 Telefonaktiebolaget LM Ericsson, Sponsored ADR(d)                1,476,090
    165,175 Valor Communications Group, Inc.                                 2,279,415
                                                                       ---------------
                                                                            19,454,934
                                                                       ---------------
            Transportation -- 1.3%
    206,750 Laidlaw International, Inc.(c)                                   4,982,675
     53,000 Union Pacific Corp.                                              3,434,400
                                                                       ---------------
                                                                             8,417,075
                                                                       ---------------
            Total Common Stocks (Identified Cost $531,112,060)             631,444,200
                                                                       ---------------
 Principal
  Amount
--------------------------------------------------------------------------------------
Short Term Investments --15.1%
$ 4,993,909 Repurchase Agreement with Investors Bank & Trust Co. dated
            6/30/2005 at $4,994,188 on 7/01/2005, collateralized by
            $4,874,421 Small Business Administration Bond, 6.125% due
            9/25/2022 valued at $5,243,604                                   4,993,909
  4,210,078 American Beacon Fund, 3.18%, due 7/01/2005(e)                    4,210,078
  6,020,320 Bank of Nova Scotia, 3.11%, due 7/11/2005(e)                     6,020,320
  1,352,881 Bank of Nova Scotia, 3.16%, due 7/15/2005(e)                     1,352,881
  3,382,202 Bank of Nova Scotia, 3.30%, due 7/29/2005(e)                     3,382,202
  5,539,736 BGI Institutional Money Market Fund(e)                           5,539,736
  5,528,502 Calyon, 3.09%, due 7/01/2005(e)                                  5,528,502
  3,382,202 Clipper Receivables Corp., 3.19%, due 7/14/2005(e)               3,382,202
  3,652,778 Compass Securitization, 3.16%, due 7/11/2005(e)                  3,652,778
  3,692,553 Fairway Finance, 3.26%, due 7/25/2005(e)                         3,692,553
  3,382,202 Falcon Asset Securitization Corp., 3.17%, due 7/12/2005(e)       3,382,202
  2,705,762 General Electric Capital Corp., 3.25%, due 7/08/2005(e)          2,705,762
  2,867,496 Goldman Sachs Financial Square Prime Obligations Fund(e)         2,867,496
  3,482,315 Greyhawk Funding, 3.26%, due 8/01/2005(e)                        3,482,315
  3,382,202 Jupiter Securitization Corp., 3.21%, due 7/15/2005(e)            3,382,202

                See accompanying notes to financial statements.

Investments as of June 30, 2005 (unaudited)

  Principal
   Amount     Description                                                            Value (a)
------------------------------------------------------------------------------------------------------
Short Term Investments -- continued
$   3,382,202 Lexington Parker Capital Corp., 3.26%, due 7/19/2005(e)             $     3,382,202
      432,952 Merrimac Cash Fund-Premium Class(e)                                         432,952
    5,195,407 National Australia Bank, 3.26%, due 7/06/2005(e)                          5,195,407
    3,382,202 Park Avenue Receivables Corp., 3.23%, due 7/20/2005(e)                    3,382,202
    3,382,202 Prefco, 3.26%, due 7/26/2005(e)                                           3,382,202
    2,644,092 Rabobank Nederland, 3.35%, due 7/01/2005(e)                               2,644,092
    3,328,539 Ranger Funding, 3.19%, due 7/15/2005(e)                                   3,328,539
    3,382,202 Royal Bank of Canada, 3.25%, due 8/05/2005(e)                             3,382,202
    6,764,406 Royal Bank of Scotland, 3.29%, due 7/12/2005(e)                           6,764,406
    3,382,202 Sheffield Receivables Corp., 3.34%, due 7/15/2005(e)                      3,382,202
    3,363,995 Yorktown Capital LLC, 3.24%, due 7/20/2005(e)                             3,363,995
                                                                                    ---------------
              Total Short Term Investments (Identified Cost $96,215,539)               96,215,539
                                                                                    ---------------
              Total Investments -- 114.4%
              (Identified Cost $627,327,599)(b)                                       727,659,739
              Other assets less liabilities                                           (91,364,392)
                                                                                    ---------------
              Total Net Assets -- 100%                                            $   636,295,347
                                                                                    ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the
              Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
              At June 30, 2005, the net unrealized appreciation on investments based on cost of
              $627,327,599 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                     $   110,643,305
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                         (10,311,165)
                                                                                    ---------------
              Net unrealized appreciation                                         $   100,332,140
                                                                                    ===============
              At December 31, 2004, the Fund had a capital loss carryover of approximately
              $224,285,919 of which $161,817,021 expires on December 31, 2009 and
              $62,468,898 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
              For the year ended December 31, 2004, the Fund has elected to defer $2,008 of foreign currency losses attributable to Post-October losses.
          (c) Non-income producing security.
          (d) All or a portion of this security was on loan to brokers at June 30, 2005.
          (e) Represents investments of securities lending collateral.
          ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
        REITs Real Estate Investment Trusts

Holdings at June 30, 2005 as a Percentage of Net Assets (unaudited)

                      Retail                          7.6%
                      Media                           5.5
                      Health Care -- Products         5.2
                      Diversified Financial Services  4.6
                      Software                        3.8
                      Commercial Services             3.8
                      Banks                           3.8
                      Miscellaneous -- Manufacturing  3.5
                      Health Care -- Services         3.2
                      Oil & Gas                       3.1
                      Telecommunications              3.1
                      Pharmaceuticals                 3.0
                      Insurance                       3.0
                      Lodging                         2.4
                      Semiconductors                  2.3
                      Food                            2.3
                      Electric                        2.3
                      Chemicals                       2.2
                      Beverages                       2.1
                      Computers                       2.1
                      Electronics                     2.0
                      Other, less than 2% each       28.4

                See accompanying notes to financial statements.

                  IXIS VALUE FUND -- SCHEDULE OF INVESTMENTS

Investments as of June 30, 2005 (unaudited)

   Shares    Description                               Value (a)
-------------------------------------------------------------------
Common Stocks -- 96.6% of Total Net Assets
             Aerospace & Defense -- 1.9%
       4,600 General Dynamics Corp.                 $       503,884
       7,600 Lockheed Martin Corp.                          493,012
      14,650 Northrop Grumman Corp.                         809,412
       1,000 Raytheon Co.                                    39,120
      10,900 United Technologies Corp.                      559,715
                                                    ---------------
                                                          2,405,143
                                                    ---------------
             Agriculture -- 1.2%
      15,900 Altria Group, Inc.                           1,028,094
      22,400 Archer-Daniels-Midland Co.                     478,912
                                                    ---------------
                                                          1,507,006
                                                    ---------------
             Banks -- 5.1%
      18,975 Bank of America Corp.                          865,450
       3,600 Bear Stearns Cos. (The), Inc.                  374,184
         900 Comerica, Inc.                                  52,020
       9,000 First Bancorp Puerto Rico                      361,350
       2,100 M&T Bank Corp.(c)                              220,836
       5,850 SunTrust Banks, Inc.(c)                        422,604
      70,500 U.S. Bancorp(c)                              2,058,600
      16,576 Wachovia Corp.                                 822,170
      21,200 Wells Fargo & Co.                            1,305,496
                                                    ---------------
                                                          6,482,710
                                                    ---------------
             Beverages -- 4.1%
      10,100 Anheuser-Busch Cos., Inc.                      462,075
      55,000 Coca-Cola Co. (The)                          2,296,250
      65,000 Pepsi Bottling Group, Inc.                   1,859,650
      11,400 PepsiCo, Inc.                                  614,802
                                                    ---------------
                                                          5,232,777
                                                    ---------------
             Biotechnology -- 0.3%
       5,300 Amgen, Inc.(d)                                 320,438
                                                    ---------------
             Building Materials -- 1.0%
      15,300 Masco Corp.(c)                                 485,928
       7,900 USG Corp.(c)(d)                                335,750
      11,600 York International Corp.                       440,800
                                                    ---------------
                                                          1,262,478
                                                    ---------------
             Chemicals -- 0.6%
      16,600 Praxair, Inc.                                  773,560
                                                    ---------------
             Coal -- 0.5%
      11,250 Peabody Energy Corp.                           585,450
                                                    ---------------
             Commercial Services -- 2.1%
      23,050 Accenture, Ltd., Class A(d)                    522,543
      98,800 Cendant Corp.(c)                             2,210,156
                                                    ---------------
                                                          2,732,699
                                                    ---------------
             Computers -- 1.7%
      74,525 Hewlett-Packard Co.                          1,752,083
       6,500 International Business Machines Corp.          482,300
                                                    ---------------
                                                          2,234,383
                                                    ---------------
             Diversified Financial Services -- 8.6%
      24,850 American Express Co.                         1,322,765
      19,125 CIT Group, Inc.                                821,801
      56,908 Citigroup, Inc.                              2,630,857
      90,597 JPMorgan Chase & Co.                         3,199,886
      11,600 Lehman Brothers Holdings, Inc.(c)            1,151,648
       4,600 MBNA Corp.                                     120,336
      21,500 Merrill Lynch & Co., Inc.                    1,182,715

   Shares    Description                                    Value (a)
------------------------------------------------------------------------
             Diversified Financial Services -- continued
       8,250 Morgan Stanley                              $       432,877
       2,100 SLM Corp.                                           106,680
                                                         ---------------
                                                              10,969,565
                                                         ---------------
             Electric -- 4.5%
       9,625 Constellation Energy Group, Inc.                    555,266
      12,200 Dominion Resources, Inc.(c)                         895,358
       6,300 Entergy Corp.(c)                                    475,965
      21,075 Exelon Corp.                                      1,081,780
      49,825 PG&E Corp.                                        1,870,430
       4,500 TXU Corp.                                           373,905
      12,300 Wisconsin Energy Corp.                              479,700
                                                         ---------------
                                                               5,732,404
                                                         ---------------
             Electrical Components & Equipment -- 0.4%
       7,200 Energizer Holdings, Inc.(d)                         447,624
                                                         ---------------
             Electronics -- 0.4%
      11,400 Amphenol Corp., Class A                             457,938
       5,100 Applera Corp. -- Applied Biosystems Group           100,317
                                                         ---------------
                                                                 558,255
                                                         ---------------
             Engineering & Construction -- 0.3%
      59,600 ABB, Ltd., Sponsored ADR(d)                         385,612
                                                         ---------------
             Environmental Control -- 1.9%
      87,000 Waste Management, Inc.                            2,465,580
                                                         ---------------
             Food -- 0.6%
       4,400 Supervalu, Inc.                                     143,484
      36,100 Tyson Foods, Inc., Class A                          642,580
                                                         ---------------
                                                                 786,064
                                                         ---------------
             Gas -- 0.1%
       1,700 KeySpan Corp.(c)                                     69,190
       2,400 UGI Corp.                                            66,960
                                                         ---------------
                                                                 136,150
                                                         ---------------
             Health Care -- Products -- 3.7%
      67,000 Baxter International, Inc.                        2,485,700
       8,000 Becton Dickinson & Co.                              419,760
      21,100 Boston Scientific Corp.(c)(d)                       569,700
       3,000 Conmed Corp.(d)                                      92,310
       7,300 Cooper, Cos. (The), Inc.(c)                         444,278
      11,700 Johnson & Johnson                                   760,500
                                                         ---------------
                                                               4,772,248
                                                         ---------------
             Health Care -- Services -- 2.9%
       1,800 Coventry Health Care, Inc.(d)                       127,350
       4,900 Genesis Healthcare Corp.(d)                         226,772
      11,500 Laboratory Corp. of America Holdings(d)             573,850
       4,500 Pediatrix Medical Group, Inc.(d)                    330,930
      10,500 Quest Diagnostics                                   559,335
       9,100 Triad Hospitals, Inc.(d)                            497,224
      10,900 UnitedHealth Group, Inc.                            568,326
      12,525 Universal Health Services, Inc., Class B(c)         778,804
                                                         ---------------
                                                               3,662,591
                                                         ---------------
             Home Builders -- 0.4%
       7,800 Beazer Homes USA, Inc.(c)                           445,770
       3,750 Technical Olympic USA, Inc.                          91,050
                                                         ---------------
                                                                 536,820
                                                         ---------------
             Insurance -- 4.2%
       9,900 Allmerica Financial Corp.(d)                        367,191
      19,900 Allstate Corp. (The)                              1,189,025

                See accompanying notes to financial statements.

Investments as of June 30, 2005 (unaudited)

   Shares    Description                                 Value (a)
---------------------------------------------------------------------
             Insurance -- continued
       7,000 AMBAC Financial Group, Inc.              $       488,320
      10,875 American International Group, Inc.               631,837
         140 Berkshire Hathaway, Inc., Class B(c)(d)          389,690
       5,200 Genworth Financial Inc., Class A                 157,196
      13,100 HCC Insurance Holdings, Inc.                     496,097
       9,100 Hilb, Rogal & Hobbs Co.                          313,040
       2,400 Loews Corp.                                      186,000
      12,300 Old Republic International Corp.                 311,067
       6,500 Principal Financial Group                        272,350
       9,450 Prudential Financial, Inc.                       620,487
                                                      ---------------
                                                            5,422,300
                                                      ---------------
             Internet -- 0.1%
       6,200 Internet Security Systems(d)                     125,798
                                                      ---------------
             Iron & Steel -- 0.1%
       7,000 Steel Dynamics, Inc.                             183,750
                                                      ---------------
             Leisure Time -- 0.9%
      20,000 Carnival Corp.(c)                              1,091,000
                                                      ---------------
             Lodging -- 0.2%
       2,900 Marriott International, Inc., Class A            197,838
                                                      ---------------
             Machinery--Construction & Mining -- 0.1%
       3,200 Terex Corp.(d)                                   126,080
                                                      ---------------
             Media -- 7.8%
      70,000 Cablevision Systems Corp., Class A(d)          2,254,000
       6,000 Clear Channel Communications, Inc.               185,580
      42,675 DIRECTV Group (The), Inc.(d)                     661,462
      12,000 Liberty Global Inc., Class A(d)                  560,040
     200,000 Liberty Media Corp., Class A(d)                2,038,000
      12,600 McGraw-Hill Cos. (The), Inc.                     557,550
      44,350 News Corp., Inc., Class A                        717,583
     162,425 Time Warner, Inc.(d)                           2,714,122
      11,400 Walt Disney Co. (The)                            287,052
                                                      ---------------
                                                            9,975,389
                                                      ---------------
             Mining -- 0.7%
      11,100 Inco, Ltd.(c)                                    419,025
         900 Newmont Mining Corp.                              35,127
       4,200 Phelps Dodge Corp.                               388,500
                                                      ---------------
                                                              842,652
                                                      ---------------
             Miscellaneous -- Manufacturing -- 2.2%
      34,500 General Electric Co.                           1,195,425
      21,600 Honeywell International, Inc.                    791,208
      26,925 Tyco International, Ltd.                         786,210
                                                      ---------------
                                                            2,772,843
                                                      ---------------
             Oil & Gas -- 7.5%
       1,200 Anadarko Petroleum Corp.                          98,580
       8,400 BP PLC, Sponsored ADR                            523,992
       9,600 ChevronTexaco Corp.                              536,832
      12,300 Comstock Resources, Inc.(d)                      311,067
      32,300 ConocoPhillips                                 1,856,927
       2,800 Devon Energy Corp.                               141,904
      69,650 Exxon Mobil Corp.                              4,002,785
      23,700 GlobalSantaFe Corp.                              966,960
       3,200 Houston Exploration Co.(d)                       169,760
       8,050 Quicksilver Resources, Inc.(c)(d)                514,637
       9,200 Tesoro Corp.                                     427,984
                                                      ---------------
                                                            9,551,428
                                                      ---------------

   Shares    Description                                  Value (a)
----------------------------------------------------------------------
             Oil & Gas Services -- 1.3%
      20,950 Halliburton Co.                           $     1,001,829
       8,000 Oil States International, Inc.(d)                 201,360
      12,600 Universal Compression Holdings, Inc.(d)           456,624
                                                       ---------------
                                                             1,659,813
                                                       ---------------
             Pharmaceuticals -- 3.7%
      24,100 Abbott Laboratories                             1,181,141
       6,900 AmerisourceBergen Corp.                           477,135
       3,100 Cardinal Health, Inc.                             178,498
      34,100 Merck & Co., Inc.(c)                            1,050,280
      67,317 Pfizer, Inc.                                    1,856,603
                                                       ---------------
                                                             4,743,657
                                                       ---------------
             REITs -- Healthcare -- 0.4%
      19,100 Health Care Property Investors, Inc.(c)           516,464
                                                       ---------------
             REITs -- Mortgage -- 0.6%
      12,600 American Home Mortgage Investment Corp.           440,496
      12,100 Ventas Inc.                                       365,420
                                                       ---------------
                                                               805,916
                                                       ---------------
             REITs -- Regional Malls -- 0.4%
       6,750 Simon Property Group, Inc.(c)                     489,308
                                                       ---------------
             Restaurants -- 1.6%
      40,000 Yum! Brands, Inc.                               2,083,200
                                                       ---------------
             Retail -- 10.4%
      35,000 Costco Wholesale Corp.                          1,568,700
      11,600 CVS Corp.                                         337,212
      15,225 Federated Department Stores(c)                  1,115,688
      80,000 Gap (The), Inc.                                 1,580,000
      15,000 Home Depot, Inc.                                  583,500
      18,750 J.C. Penney Co., Inc.                             985,875
       9,900 Kohl's Corp.(d)                                   553,509
      15,900 Limited Brands, Inc.                              340,578
     103,300 McDonald's Corp.                                2,866,575
      16,450 Office Depot, Inc.(d)                             375,718
      11,000 Outback Steakhouse, Inc.                          497,640
       8,000 Regis Corp.                                       312,640
      52,000 Tiffany & Co.                                   1,703,520
      15,100 United Auto Group, Inc.(c)                        449,980
                                                       ---------------
                                                            13,271,135
                                                       ---------------
             Savings & Loans -- 3.6%
       5,300 Firstfed Financial Corp.(d)                       315,933
      24,000 People's Bank                                     725,760
      80,000 Sovereign Bancorp, Inc.(c)                      1,787,200
      45,000 Washington Mutual, Inc.(c)                      1,831,050
                                                       ---------------
                                                             4,659,943
                                                       ---------------
             Semiconductors -- 2.1%
      26,415 Freescale Semiconductor, Inc., Class B(d)         559,470
      56,200 Intel Corp.                                     1,464,572
      41,200 MEMC Electronic Materials, Inc.(d)                649,724
                                                       ---------------
                                                             2,673,766
                                                       ---------------
             Software -- 1.1%
      10,575 First Data Corp.                                  424,481
      18,700 Microsoft Corp.                                   464,508
      41,400 Oracle Corp.(d)                                   546,480
                                                       ---------------
                                                             1,435,469
                                                       ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2005 (unaudited)

  Shares    Description                                                     Value (a)
----------------------------------------------------------------------------------------
            Telecommunications -- 3.8%
      7,700 Alltel Corp.(c)                                              $       479,556
     49,850 Avaya, Inc.(d)                                                       414,752
     31,150 BellSouth Corp.(c)                                                   827,656
     12,050 CenturyTel, Inc.                                                     417,292
     43,100 Cisco Systems, Inc.(d)                                               823,641
     36,400 Motorola, Inc.                                                       664,664
     25,300 Nokia OYJ, Sponsored ADR                                             420,992
     34,500 SBC Communications, Inc.(c)                                          819,375
                                                                         ---------------
                                                                               4,867,928
                                                                         ---------------
            Toys, Games & Hobbies -- 0.5%
     26,150 Hasbro, Inc.(c)                                                      543,659
      3,500 Jakks Pacific, Inc.(c)(d)                                             67,235
                                                                         ---------------
                                                                                 610,894
                                                                         ---------------
            Transportation -- 1.0%
     14,100 Burlington Northern Santa Fe Corp.                                   663,828
     11,100 Norfolk Southern Corp.                                               343,656
      5,100 Overseas Shipholding Group                                           304,215
                                                                         ---------------
                                                                               1,311,699
                                                                         ---------------
            Total Common Stocks (Identified Cost $100,516,846)               123,407,827
                                                                         ---------------
 Principal
  Amount
----------------------------------------------------------------------------------------
Short Term Investments --19.3%
$ 3,892,302 Repurchase Agreement with Investors Bank & Trust Co. dated
            6/30/2005 at 2.01% to be repurchased at $3,892,519 on
            07/01/2005, collateralized by $4,064,884 Federal National
            Mortgage Association Bond, 4.125%, due 05/01/2033, valued at
            $4,086,917                                                         3,892,302
    959,503 American Beacon Fund, 3.18%, due 7/01/2005(e)                        959,503
  1,372,070 Bank of Nova Scotia, 3.11%, due 7/11/2005(e)                       1,372,070
    308,330 Bank of Nova Scotia, 3.16%, due 7/15/2005(e)                         308,330
    770,825 Bank of Nova Scotia, 3.30%, due 7/29/2005(e)                         770,825
  1,262,540 BGI Institutional Money Market Fund(e)                             1,262,540
  1,259,980 Calyon, 3.09%, due 7/01/2005(e)                                    1,259,980
    770,825 Clipper Receivables Corp., 3.19%, due 7/14/2005(e)                   770,825
    832,492 Compass Securitization, 3.16%, due 7/11/2005(e)                      832,492
    841,555 Fairway Finance, 3.26%, due 7/25/2005(e)                             841,555
    770,824 Falcon Asset Securitization Corp., 3.17%, due 7/12/2005(e)           770,824
    616,660 General Electric Capital Corp., 3.25%, due 7/08/2005(e)              616,660
    653,519 Goldman Sachs Financial Square Prime Obligations Fund(e)             653,519
    793,642 Greyhawk Funding, 3.26%, due 8/01/2005(e)                            793,642
    770,824 Jupiter Securitization Corp., 3.21%, due 7/15/2005(e)                770,824
    770,824 Lexington Parker Capital Corp., 3.26%, due 7/19/2005(e)              770,824
     98,673 Merrimac Cash Fund-Premium Class(e)                                   98,673
  1,184,068 National Australia Bank, 3.26%, due 7/06/2005(e)                   1,184,068
    770,825 Park Avenue Receivables Corp., 3.23%, due 7/20/2005(e)               770,825
    770,825 Prefco, 3.26%, due 7/26/2005(e)                                      770,825
    602,605 Rabobank Nederland, 3.35%, due 7/01/2005(e)                          602,605
    758,595 Ranger Funding, 3.19%, due 7/15/2005(e)                              758,595
    770,824 Royal Bank of Canada, 3.25%, due 8/05/2005(e)                        770,824
  1,541,650 Royal Bank of Scotland, 3.29%, due 7/12/2005(e)                    1,541,650
    770,824 Sheffield Receivables Corp., 3.34%, due 7/15/2005(e)                 770,824
    766,675 Yorktown Capital LLC, 3.24%, due 7/20/2005(e)                        766,675
                                                                         ---------------
            Total Short Term Investments (Identified Cost $24,682,279)        24,682,279
                                                                         ---------------

      Total Investments -- 115.9%
      (Identified Cost $125,199,125)(b)                                                 $148,090,106
      Other assets less liabilities                                                      (20,342,763)
                                                                                        ------------
      Total Net Assets -- 100%                                                          $127,747,343
                                                                                        ============
  (a) See Note 2a of Notes to Financial Statements.
  (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
      At June 30, 2005, the net unrealized appreciation on investments based on cost of $125,199,125 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an
      excess of value over tax cost                                                     $ 24,360,776
      Aggregate gross unrealized depreciation for all investments in which there is an
      excess of tax cost over value                                                       (1,469,795)
                                                                                        ------------
      Net unrealized appreciation                                                       $ 22,890,981
                                                                                        ============
  (c) All or a portion of this security was on loan to brokers at June 30, 2005.
  (d) Non-income producing security.
  (e) Represents investments of securities lending collateral.
  ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs Real Estate Investment Trusts

Holdings at June 30, 2005 as a Percentage of Net Assets (unaudited)

                      Retail                         10.4%
                      Diversified Financial Services  8.6
                      Media                           7.8
                      Oil & Gas                       7.5
                      Banks                           5.1
                      Electric                        4.5
                      Insurance                       4.2
                      Beverages                       4.1
                      Telecommunications              3.8
                      Health Care -- Products         3.7
                      Pharmaceuticals                 3.7
                      Savings & Loans                 3.6
                      Health Care -- Services         2.9
                      Miscellaneous -- Manufacturing  2.2
                      Commercial Services             2.1
                      Semiconductors                  2.1
                      Other, less than 2% each       20.3

                See accompanying notes to financial statements.

        VAUGHAN NELSON SMALL CAP VALUE FUND -- SCHEDULE OF INVESTMENTS

Investments as of June 30, 2005 (unaudited)

   Shares    Description                                  Value (a)
----------------------------------------------------------------------
Common Stocks -- 98.9% of Total Net Assets
             Aerospace & Defense -- 6.3%
      30,125 Alliant Techsystems, Inc.(c)(d)           $     2,126,825
      48,825 DRS Technologies, Inc.(d)                       2,503,746
      29,075 Esterline Technologies Corp.(c)                 1,165,326
      28,612 Moog, Inc., Class A(c)(d)                         900,992
                                                       ---------------
                                                             6,696,889
                                                       ---------------
             Automobiles -- 1.3%
      77,925 Monaco Coach Corp.(d)                           1,339,531
                                                       ---------------
             Banks -- 6.1%
      18,775 City Holding Co.                                  685,663
      26,976 MB Financial, Inc.                              1,074,454
      47,375 Provident Bankshares Corp.                      1,511,736
     138,240 Republic Bancorp, Inc.                          2,070,835
      40,850 WesBanco, Inc.                                  1,226,317
                                                       ---------------
                                                             6,569,005
                                                       ---------------
             Building Materials -- 2.4%
     182,800 U.S. Concrete, Inc.(c)                          1,182,716
      36,000 York International Corp.                        1,368,000
                                                       ---------------
                                                             2,550,716
                                                       ---------------
             Commercial Services -- 7.1%
      34,300 Consolidated Graphics, Inc.(c)                  1,398,411
      51,150 Dollar Thrifty Automotive Group, Inc.(c)        1,942,677
      64,050 McGrath Rentcorp                                1,517,985
      25,675 Monro Muffler, Inc.(c)                            757,669
       3,575 Strayer Education, Inc.                           308,379
      75,325 Team, Inc.(c)                                   1,619,487
                                                       ---------------
                                                             7,544,608
                                                       ---------------
             Distribution & Wholesale -- 1.3%
      32,700 Watsco, Inc.                                    1,393,020
                                                       ---------------
             Diversified Financial Services -- 3.3%
      30,850 Financial Federal Corp.                         1,192,044
      83,975 Raymond James Financial, Inc.                   2,372,294
                                                       ---------------
                                                             3,564,338
                                                       ---------------
             Electric -- 1.6%
      71,900 Westar Energy Inc.                              1,727,757
                                                       ---------------
             Electrical Components & Equipment -- 1.8%
      57,300 MTS Systems Corp.                               1,924,134
                                                       ---------------
             Food -- 1.7%
      48,125 Corn Products International, Inc.               1,143,450
      32,050 Gold Kist, Inc.(c)(d)                             691,639
                                                       ---------------
                                                             1,835,089
                                                       ---------------
             Health Care -- Products -- 1.6%
      38,800 Invacare Corp.                                  1,721,168
                                                       ---------------
             Health Care -- Services -- 5.2%
      52,762 Healthcare Services Group, Inc.                 1,059,461
      28,300 Pediatrix Medical Group, Inc.(c)                2,081,182
      45,175 Triad Hospitals, Inc.(c)                        2,468,362
                                                       ---------------
                                                             5,609,005
                                                       ---------------
             Household Products & Wares -- 1.5%
      48,625 Yankee Candle Co. (The), Inc.                   1,560,862
                                                       ---------------
             Insurance -- 5.7%
      40,875 Allmerica Financial Corp.(c)                    1,516,054
      70,300 HCC Insurance Holdings, Inc.                    2,662,261
      54,275 Hilb, Rogal & Hobbs Co.                         1,867,060
                                                       ---------------
                                                             6,045,375
                                                       ---------------

   Shares    Description                                 Value (a)
---------------------------------------------------------------------
             Investment Companies -- 5.0%
      58,050 iShares Russell 2000 Value Index Fund(d) $     3,732,615
      96,100 MCG Capital Corp.                              1,641,388
                                                      ---------------
                                                            5,374,003
                                                      ---------------
             Iron & Steel -- 1.1%
      60,862 Gibraltar Industries, Inc.                     1,128,381
                                                      ---------------
             Leisure Time -- 1.7%
     139,375 K2, Inc.(c)                                    1,767,275
                                                      ---------------
             Lodging -- 0.8%
      90,775 La Quinta Corp.(c)                               846,931
                                                      ---------------
             Machinery -- Diversified -- 3.2%
      48,950 Briggs & Stratton Corp.(d)                     1,694,649
      50,300 Nordson Corp.                                  1,724,284
                                                      ---------------
                                                            3,418,933
                                                      ---------------
             Media -- 1.3%
      82,050 Journal Register Co.(c)                        1,436,695
                                                      ---------------
             Miscellaneous -- Manufacturing -- 2.1%
     209,725 Jacuzzi Brands, Inc.(c)                        2,250,349
                                                      ---------------
             Oil & Gas -- 8.7%
      86,025 Comstock Resources, Inc.(c)                    2,175,572
      39,425 GMX Resources, Inc.(c)                           567,326
      87,875 Oil States International, Inc.(c)              2,211,814
      48,200 Petrohawk Energy Corp.(c)(d)                     520,560
      26,400 Southwestern Energy Co.(c)(d)                  1,240,272
      27,200 Ultra Petroleum Corp.(c)(d)                      825,792
      49,050 Whiting Petroleum Corp.(c)                     1,781,005
                                                      ---------------
                                                            9,322,341
                                                      ---------------
             Oil & Gas Services -- 2.0%
      57,875 Universal Compression Holdings, Inc.(c)        2,097,390
                                                      ---------------
             Pipelines -- 1.7%
      26,425 Equitable Resources, Inc.                      1,796,900
                                                      ---------------
             Real Estate -- 2.0%
      49,275 CB Richard Ellis Group, Inc., Class A(c)       2,161,202
                                                      ---------------
             REITs -- Healthcare -- 1.3%
      37,425 Healthcare Realty Trust, Inc.                  1,444,979
                                                      ---------------
             REITs -- Hotels -- 3.8%
     224,825 Ashford Hospitality Trust, Inc.                2,428,110
     153,300 Highland Hospitality Corp.                     1,601,985
                                                      ---------------
                                                            4,030,095
                                                      ---------------
             REITs -- Mortgage -- 1.0%
      20,100 Redwood Trust, Inc.(d)                         1,037,160
                                                      ---------------
             REITs -- Office Buildings -- 1.1%
      79,425 American Financial Realty Trust                1,221,557
                                                      ---------------
             Retail -- 7.1%
      43,850 Regis Corp.                                    1,713,658
     143,450 Triarc Cos., Inc., Class B(d)                  2,131,667
      68,925 United Auto Group, Inc.(d)                     2,053,965
      54,000 Zale Corp.(c)                                  1,711,260
                                                      ---------------
                                                            7,610,550
                                                      ---------------
             Semiconductors -- 1.1%
      40,675 ATMI, Inc.(c)(d)                               1,179,982
                                                      ---------------
             Software -- 1.4%
      56,750 Reynolds & Reynolds Co. (The), Class A         1,533,953
                                                      ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2005 (unaudited)

  Shares    Description                                                              Value (a)
---------------------------------------------------------------------------------------------------
            Transportation -- 4.1%
     81,825 Arlington Tankers, Ltd.                                               $     1,782,967
     81,650 Genesee & Wyoming, Inc., Class A(c)(d)                                      2,221,697
     13,150 Landstar System, Inc.(c)                                                      396,078
                                                                                  ---------------
                                                                                        4,400,742
                                                                                  ---------------
            Trucking & Leasing -- 1.5%
     29,860 AMERCO, Inc.                                                                1,599,003
                                                                                  ---------------
            Total Common Stocks (Identified Cost $92,202,088)                         105,739,918
                                                                                  ---------------
 Principal
  Amount
---------------------------------------------------------------------------------------------------
Short Term Investments -- 18.7%
$ 1,424,573 Repurchase Agreement with Investors Bank & Trust Co. dated
            6/30/2005 at $1,424,652 on 7/01/2005, collateralized by
            $1,383,523 Small Business Administration Bond, 6.125% due
            08/25/2026 valued at $1,495,801                                             1,424,573
    858,806 American Beacon Fund, 3.18%, due 7/01/2005(e)                                 858,806
  1,228,075 Bank of Nova Scotia, 3.11%, due 7/11/2005(e)                                1,228,075
    275,972 Bank of Nova Scotia, 3.16%, due 7/15/2005(e)                                  275,972
    689,930 Bank of Nova Scotia, 3.30%, due 7/29/2005(e)                                  689,930
  1,130,041 BGI Institutional Money Market Fund(e)                                      1,130,041
  1,127,749 Calyon, 3.09%, due 7/01/2005(e)                                             1,127,749
    689,930 Clipper Receivables Corp., 3.19%, due 7/14/2005(e)                            689,930
    745,124 Compass Securitization, 3.16%, due 7/11/2005(e)                               745,124
    753,237 Fairway Finance, 3.26%, due 7/25/2005(e)                                      753,237
    689,930 Falcon Asset Securitization Corp., 3.17%, due 7/12/2005(e)                    689,930
    551,944 General Electric Capital Corp., 3.25%, due 7/08/2005(e)                       551,944
    584,935 Goldman Sachs Financial Square Prime Obligations Fund(e)                      584,935
    710,351 Greyhawk Funding, 3.26%, due 8/01/2005(e)                                     710,351
    689,930 Jupiter Securitization Corp., 3.21%, due 7/15/2005(e)                         689,930
    689,929 Lexington Parker Capital Corp., 3.26%, due 7/19/2005(e)                       689,929
     88,317 Merrimac Cash Fund-Premium Class(e)                                            88,317
  1,059,802 National Australia Bank, 3.26%, due 7/06/2005(e)                            1,059,802
    689,929 Park Avenue Receivables Corp., 3.23%, due 7/20/2005(e)                        689,929
    689,929 Prefco, 3.26%, due 7/26/2005(e)                                               689,929
    539,364 Rabobank Nederland, 3.35%, due 7/01/2005(e)                                   539,364
    678,983 Ranger Funding, 3.19%, due 7/15/2005(e)                                       678,983
    689,930 Royal Bank of Canada, 3.25%, due 8/05/2005(e)                                 689,930
  1,379,859 Royal Bank of Scotland, 3.29%, due 7/12/2005(e)                             1,379,859
    689,929 Sheffield Receivables Corp., 3.34%, due 7/15/2005(e)                          689,929
    686,215 Yorktown Capital LLC, 3.24%, due 7/20/2005(e)                                 686,215
                                                                                  ---------------
            Total Short Term Investments (Identified Cost $20,032,713)                 20,032,713
                                                                                  ---------------
            Total Investments -- 117.6%
            (Identified Cost $112 ,234,801)(b)                                        125,772,631
            Other assets less liabilities                                             (18,866,193)
                                                                                  ---------------
            Total Net Assets -- 100%                                              $   106,906,438
                                                                                  ===============
        (a) See Note 2a of Notes to Financial Statements.
        (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the
            Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
            At June 30, 2005, the net unrealized appreciation on investments based on cost of
            $112,234,801 for federal income tax purposes was as follows:
            Aggregate gross unrealized appreciation for all investments in which
            there is an excess of value over tax cost                             $    15,206,656
            Aggregate gross unrealized depreciation for all investments in which
            there is an excess of tax cost over value                                  (1,668,826)
                                                                                  ---------------
            Net unrealized appreciation                                           $    13,537,830
                                                                                  ===============

      At December 31, 2004, the Fund had a capital loss carryover of approximately $42,306,805 of which $15,016,855 expires on December 31, 2009 and $27,289,950 expires on December 31,
      2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
  (c) Non-income producing security.
  (d) All or a portion of this security was on loan to brokers at June 30, 2005.
  (e) Represents investments of securities lending collateral.
REITs Real Estate Investment Trusts

Holdings at June 30, 2005 as a Percentage of Net Assets (unaudited)

                      Oil & Gas                       8.7%
                      Retail                          7.1
                      Commercial Services             7.1
                      Aerospace & Defense             6.3
                      Banks                           6.1
                      Insurance                       5.7
                      Health Care -- Services         5.2
                      Investment Companies            5.0
                      Transportation                  4.1
                      REITs -- Hotels                 3.8
                      Diversified Financial Services  3.3
                      Machinery -- Diversified        3.2
                      Building Materials              2.4
                      Miscellaneous -- Manufacturing  2.1
                      Real Estate                     2.0
                      Oil & Gas Services              2.0
                      Other, less than 2% each       24.8

                See accompanying notes to financial statements.

            WESTPEAK CAPITAL GROWTH FUND -- SCHEDULE OF INVESTMENTS

Investments as of June 30, 2005 (unaudited)

   Shares    Description                                  Value (a)
----------------------------------------------------------------------
Common Stocks -- 99.1% of Total Net Assets
             Aerospace & Defense -- 2.3%
       8,300 Boeing Co. (The)                          $       547,800
       5,800 General Dynamics Corp.                            635,332
       8,300 Teledyne Technologies, Inc.(c)                    270,414
                                                       ---------------
                                                             1,453,546
                                                       ---------------
             Apparel Retailers -- 0.5%
       4,700 Abercrombie & Fitch Co.(d)                        322,890
                                                       ---------------
             Banks -- 0.8%
      17,700 U.S. Bancorp(d)                                   516,840
                                                       ---------------
             Beverages -- 2.5%
       9,500 Anheuser-Busch Cos., Inc.                         434,625
      35,700 Pepsi Bottling Group, Inc.                      1,021,377
       2,900 PepsiCo, Inc.                                     156,397
                                                       ---------------
                                                             1,612,399
                                                       ---------------
             Biotechnology -- 2.5%
      27,000 Amgen, Inc.(c)(d)                               1,632,420
                                                       ---------------
             Commercial Services -- 0.9%
      26,500 Cendant Corp.(d)                                  592,805
                                                       ---------------
             Computers -- 3.7%
      15,500 Dell, Inc.(c)                                     612,405
      24,300 International Business Machines Corp.           1,803,060
                                                       ---------------
                                                             2,415,465
                                                       ---------------
             Cosmetics & Personal Care -- 2.2%
      20,100 Kimberly-Clark Corp.                            1,258,059
       3,300 Procter & Gamble Co.(d)                           174,075
                                                       ---------------
                                                             1,432,134
                                                       ---------------
             Diversified Financial Services -- 3.0%
      24,700 American Express Co.                            1,314,781
      11,300 E*TRADE Financial Corp.(c)                        158,087
       2,500 Fannie Mae                                        146,000
       3,800 Franklin Resources, Inc.                          292,524
                                                       ---------------
                                                             1,911,392
                                                       ---------------
             Electrical Components & Equipment -- 2.0%
      20,400 Energizer Holdings, Inc.(c)                     1,268,268
                                                       ---------------
             Electronics -- 3.0%
      29,900 Applera Corp.--Applied Biosystems Group           588,133
      47,500 Texas Instruments, Inc.                         1,333,325
                                                       ---------------
                                                             1,921,458
                                                       ---------------
             Food -- 2.2%
       4,400 H.J. Heinz Co.                                    155,848
       6,100 Hershey Co. (The)(d)                              378,810
       3,200 McCormick & Co., Inc.                             104,576
      11,900 Sanderson Farms, Inc.                             540,736
       3,300 WM Wrigley Jr. Co.                                227,172
                                                       ---------------
                                                             1,407,142
                                                       ---------------
             Health Care -- Products -- 9.4%
      23,900 Becton Dickinson & Co.                          1,254,033
      38,700 Boston Scientific Corp.(c)(d)                   1,044,900
      51,900 Johnson & Johnson                               3,373,500
       7,600 Medtronic, Inc.                                   393,604
                                                       ---------------
                                                             6,066,037
                                                       ---------------
             Health Care -- Services -- 5.7%
      10,300 Aetna, Inc.                                       853,046
      10,500 Coventry Health Care, Inc.(c)                     742,875

   Shares    Description                                   Value (a)
-----------------------------------------------------------------------
             Health Care -- Services -- continued
      40,200 UnitedHealth Group, Inc.                   $     2,096,028
                                                        ---------------
                                                              3,691,949
                                                        ---------------
             Home Builders -- 3.3%
      11,500 Meritage Homes Corp.(c)(d)                         914,250
       1,500 NVR, Inc.(c)(d)                                  1,215,000
                                                        ---------------
                                                              2,129,250
                                                        ---------------
             Insurance -- 2.2%
       5,000 AMBAC Financial Group, Inc.                        348,800
      12,200 Genworth Financial Inc., Class A                   368,806
       3,200 Prudential Financial, Inc.                         210,112
       2,600 Radian Group, Inc.                                 122,772
      10,650 W.R. Berkley Corp.                                 379,992
                                                        ---------------
                                                              1,430,482
                                                        ---------------
             Internet -- 0.8%
      13,300 Internet Security Systems(c)                       269,857
       7,700 j2 Global Communications, Inc.(c)(d)               265,188
                                                        ---------------
                                                                535,045
                                                        ---------------
             Machinery -- Construction & Mining -- 1.3%
      22,100 Terex Corp.(c)                                     870,740
                                                        ---------------
             Media -- 1.3%
      32,100 Walt Disney Co. (The)                              808,278
                                                        ---------------
             Mining -- 0.2%
       3,400 Newmont Mining Corp.                               132,702
                                                        ---------------
             Oil & Gas -- 4.3%
       5,900 Burlington Resources, Inc.                         325,916
      26,800 Oil States International, Inc.(c)(d)               674,556
      37,700 Southwestern Energy Co.(c)(d)                    1,771,146
                                                        ---------------
                                                              2,771,618
                                                        ---------------
             Oil & Gas Services -- 0.6%
       5,800 Lone Star Technologies(c)                          263,900
       4,800 Maverick Tube Corp.(c)                             143,040
                                                        ---------------
                                                                406,940
                                                        ---------------
             Pharmaceuticals -- 11.5%
      19,800 AmerisourceBergen Corp.(d)                       1,369,170
      27,000 Cardinal Health, Inc.                            1,554,660
       7,100 Medco Health Solutions, Inc.(c)                    378,856
      51,600 Merck & Co., Inc.(d)                             1,589,280
      91,550 Pfizer, Inc.                                     2,524,949
                                                        ---------------
                                                              7,416,915
                                                        ---------------
             REITs -- Mortgage -- 0.9%
      16,400 American Home Mortgage Investment Corp.            573,344
                                                        ---------------
             Restaurants -- 0.5%
       9,100 Darden Restaurants, Inc.                           300,118
                                                        ---------------
             Retail -- 10.7%
      21,400 American Eagle Outfitters                          655,910
      25,700 Best Buy Co., Inc.                               1,761,735
      55,450 Home Depot, Inc.                                 2,157,005
      17,900 Limited Brands, Inc.                               383,418
      33,000 Target Corp.                                     1,795,530
       3,900 Wal-Mart Stores, Inc.                              187,980
                                                        ---------------
                                                              6,941,578
                                                        ---------------
             Semiconductors -- 5.7%
      26,100 Freescale Semiconductor, Inc., Class B(c)          552,798
     120,200 Intel Corp.                                      3,132,412
                                                        ---------------
                                                              3,685,210
                                                        ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2005 (unaudited)

 Shares   Description                                                       Value (a)
-----------------------------------------------------------------------------------------
          Software -- 8.1%
    2,400 Fiserv, Inc.(c)                                                $       103,080
   22,300 IMS Health, Inc.                                                       552,371
  111,800 Microsoft Corp.                                                      2,777,112
  138,400 Oracle Corp.(c)                                                      1,826,880
                                                                         ---------------
                                                                               5,259,443
                                                                         ---------------
          Telecommunications -- 5.6%
  142,000 Cisco Systems, Inc.(c)                                               2,713,620
   14,600 NII Holdings, Inc., Class B(c)(d)                                      933,524
                                                                         ---------------
                                                                               3,647,144
                                                                         ---------------
          Transportation -- 1.4%
   11,300 FedEx Corp.                                                            915,413
                                                                         ---------------
          Total Common Stocks (Identified Cost $65,833,137)                   64,068,965
                                                                         ---------------
Principal
 Amount
-----------------------------------------------------------------------------------------
Short Term Investments -- 16.9%
$ 824,161 Repurchase Agreement with Investors Bank & Trust Co. dated
          6/30/2005 at $824,207 on 7/01/2005, collateralized by $856,080
          Federal Home Loan Mortgage Corporation Bond, 4.30% due
          12/15/2023 valued at $865,369                                          824,161
  466,844 American Beacon Fund, 3.18%, due 7/01/2005(e)                          466,844
  667,578 Bank of Nova Scotia, 3.11%, due 7/11/2005(e)                           667,578
  150,017 Bank of Nova Scotia, 3.16%, due 7/15/2005(e)                           150,017
  375,044 Bank of Nova Scotia, 3.30%, due 7/29/2005(e)                           375,044
  614,287 BGI Institutional Money Market Fund(e)                                 614,287
  613,041 Calyon, 3.09%, due 7/01/2005(e)                                        613,041
  375,044 Clipper Receivables Corp., 3.19%, due 7/14/2005(e)                     375,044
  405,047 Compass Securitization, 3.16%, due 7/11/2005(e)                        405,047
  409,459 Fairway Finance, 3.26%, due 7/25/2005(e)                               409,459
  375,044 Falcon Asset Securitization Corp., 3.17%, due 7/12/2005(e)             375,044
  300,035 General Electric Capital Corp., 3.25%, due 7/08/2005(e)                300,035
  317,969 Goldman Sachs Financial Square Prime Obligations Fund(e)               317,969
  386,143 Greyhawk Funding, 3.26%, due 8/01/2005(e)                              386,143
  375,043 Jupiter Securitization Corp., 3.21%, due 7/15/2005(e)                  375,043
  375,044 Lexington Parker Capital Corp., 3.26%, due 7/19/2005(e)                375,044
   48,009 Merrimac Cash Fund-Premium Class(e)                                     48,009
  576,105 National Australia Bank, 3.26%, due 7/06/2005(e)                       576,105
  375,044 Park Avenue Receivables Corp., 3.23%, due 7/20/2005(e)                 375,044
  375,044 Prefco, 3.26%, due 7/26/2005(e)                                        375,044
  293,196 Rabobank Nederland, 3.35%, due 7/01/2005(e)                            293,196
  369,093 Ranger Funding, 3.19%, due 7/15/2005(e)                                369,093
  375,043 Royal Bank of Canada, 3.25%, due 8/05/2005(e)                          375,043
  750,087 Royal Bank of Scotland, 3.29%, due 7/12/2005(e)                        750,087
  375,044 Sheffield Receivables Corp., 3.34%, due 7/15/2005(e)                   375,044
  373,024 Yorktown Capital LLC, 3.24%, due 7/20/2005(e)                          373,024
                                                                         ---------------
          Total Short Term Investments (Identified Cost $10,939,489)          10,939,489
                                                                         ---------------
          Total Investments -- 116.0%
          (Identified Cost $76,772,626)(b)                                    75,008,454
          Other assets less liabilities                                      (10,345,838)
                                                                         ---------------
          Total Net Assets -- 100%                                       $    64,662,616
                                                                         ===============

  (a) See Note 2a of Notes to Financial Statements.
  (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
      At June 30, 2005, the net unrealized depreciation on investments based on cost of
      $76,772,626 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is
      an excess of value over tax cost                                              $ 5,734,671
      Aggregate gross unrealized depreciation for all investments in which there is
      an excess of tax cost over value                                               (7,498,843)
                                                                                    -----------
      Net unrealized depreciation                                                   $(1,764,172)
                                                                                    ===========
      At December 31, 2004, the Fund had a capital loss carryover of approximately $53,439,207 of which $22,458,247 expires on December 31, 2009, $26,883,047 expires on December 31,
      2010 and $4,097,913 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
  (c) Non-income producing security.
  (d) All or a portion of this security was on loan to brokers at June 30, 2005.
  (e) Represents investments of securities lending collateral.
REITs Real Estate Investment Trusts

Holdings at June 30, 2005 as a Percentage of Net Assets (unaudited)

                    Pharmaceuticals                   11.5%
                    Retail                            10.7
                    Health Care -- Products            9.4
                    Software                           8.1
                    Health Care -- Services            5.7
                    Semiconductors                     5.7
                    Telecommunications                 5.6
                    Oil & Gas                          4.3
                    Computers                          3.7
                    Home Builders                      3.3
                    Electronics                        3.0
                    Diversified Financial Services     3.0
                    Biotechnology                      2.5
                    Beverages                          2.5
                    Aerospace & Defense                2.3
                    Cosmetics & Personal Care          2.2
                    Insurance                          2.2
                    Food                               2.2
                    Electrical Components & Equipment  2.0
                    Other, less than 2% each           9.2

                See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS & LIABILITIES

June 30, 2005 (unaudited)

                                               CGM Advisor              Hansberger            Harris Associates
                                             Targeted Equity           International            Focused Value
                                                  Fund                     Fund                     Fund
                                          ---------------------    ---------------------    ---------------------
                                          ---------------------    ---------------------    ---------------------
ASSETS
 Investments at cost                      $         740,517,940    $         135,233,237    $         323,362,321
 Net unrealized appreciation
   (depreciation)                                    60,776,057               13,060,495               65,913,959
                                          ---------------------    ---------------------    ---------------------
   Investments at value (a)                         801,293,997              148,293,732              389,276,280
 Cash                                                    31,735                   24,785                    1,503
 Foreign cash at value (identified cost
   $77,384)                                                  --                   77,236                       --
 Receivable for Fund shares sold                         18,029                   26,479                  252,508
 Receivable for securities sold                      64,811,330                  643,538                1,145,021
 Dividends and interest receivable                    1,689,029                  324,490                  361,912
 Tax reclaims receivable                                 54,246                   54,598                       --
 Securities lending income receivable                    23,810                   11,797                    7,948
 Prepaid insurance expense                                3,919                      671                    1,768
                                          ---------------------    ---------------------    ---------------------
   TOTAL ASSETS                                     867,926,095              149,457,326              391,046,940
                                          ---------------------    ---------------------    ---------------------
LIABILITIES
 Collateral on securities loaned, at
   value                                             64,654,350               19,407,485               58,227,858
 Payable for securities purchased                    63,722,768                1,033,971                  128,064
 Payable for Fund shares redeemed                       842,733                  272,857                1,595,192
 Payable to custodian bank                                   --                       --                       --
 Management fees payable                                423,643                   85,491                  273,723
 Deferred Trustees' fees                                575,055                   76,080                   46,543
 Transfer agent fees payable                            171,335                   58,019                   93,683
 Administrative fees payable                             40,321                    6,189                   21,610
 Other accounts payable and accrued
   expenses                                             113,127                   54,537                   57,651
                                          ---------------------    ---------------------    ---------------------
   TOTAL LIABILITIES                                130,543,332               20,994,629               60,444,324
                                          ---------------------    ---------------------    ---------------------
NET ASSETS                                $         737,382,763    $         128,462,697    $         330,602,616
                                          =====================    =====================    =====================
NET ASSETS CONSIST OF:
 Paid-in capital                          $         755,336,207    $         119,638,127    $         254,369,912
 Undistributed (overdistributed) net
   investment income (loss)                           2,558,977                  386,388                 (873,892)
 Accumulated net realized gain (loss)               (81,288,478)              (4,613,348)              11,192,637
 Net unrealized appreciation
   (depreciation) of investments and
   foreign currency translations                     60,776,057               13,051,530               65,913,959
                                          ---------------------    ---------------------    ---------------------
NET ASSETS                                $         737,382,763    $         128,462,697    $         330,602,616
                                          =====================    =====================    =====================
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE:
 Class A shares:
   Net assets                             $         670,502,445    $          75,539,705    $          94,155,861
                                          =====================    =====================    =====================
   Shares of beneficial interest                     71,753,509                4,439,167                7,014,890
                                          =====================    =====================    =====================
   Net asset value and redemption price
    per share                             $                9.34    $               17.02    $               13.42
                                          =====================    =====================    =====================
   Offering price per share
    (100/[100-maximum sales charge] of
    net asset value)                      $                9.91    $               18.06    $               14.24
                                          =====================    =====================    =====================
 Class B shares: (redemption price is
   equal to net asset value less any
   applicable contingent deferred sales
   charges)
   Net assets                             $          53,611,749    $          35,949,764    $         104,689,104
                                          =====================    =====================    =====================
   Shares of beneficial interest                      6,164,604                2,290,190                8,054,196
                                          =====================    =====================    =====================
   Net asset value and offering price
    per share                             $                8.70    $               15.70    $               13.00
                                          =====================    =====================    =====================
 Class C shares: (redemption price is
   equal to net asset value less any
   applicable contingent deferred sales
   charges)
   Net assets                             $           3,403,221    $          16,973,228    $         131,757,651
                                          =====================    =====================    =====================
   Shares of beneficial interest                        391,401                1,080,861               10,135,332
                                          =====================    =====================    =====================
   Net asset value and offering price
    per share                             $                8.69    $               15.70    $               13.00
                                          =====================    =====================    =====================
 Class Y shares:
   Net assets                             $           9,865,348                       --                       --
                                          =====================    =====================    =====================
   Shares of beneficial interest                      1,033,556                       --                       --
                                          =====================    =====================    =====================
   Net asset value, offering and
    redemption price per share            $                9.55                       --                       --
                                          =====================    =====================    =====================
   (a) Including securities on loan
    with market values of                 $          63,083,299    $          18,597,626    $          56,416,027
                                          =====================    =====================    =====================

                See accompanying notes to financial statements.

  Harris Associates                                                      Vaughan Nelson            Westpeak
   Large Cap Value     IXIS U.S. Diversified        IXIS Value             Small Cap            Capital Growth
        Fund                 Portfolio                 Fund                Value Fund                Fund
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
$         287,652,577  $         627,327,599  $         125,199,125  $         112,234,801  $          76,772,626
           41,468,141            100,332,140             22,890,981             13,537,830             (1,764,172)
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
          329,120,718            727,659,739            148,090,106            125,772,631             75,008,454
                  786                  3,670                     --                  2,678                    328
                   --                     --                     --                     --                     --
              126,247                264,343                 10,161                 20,913                  6,660
            8,476,143              7,977,393              1,721,974                     --                     --
              264,435                594,297                157,800                226,378                 58,253
                   --                  6,239                     --                     --                     --
               21,007                 73,279                  3,138                 15,737                  8,011
                1,835                  3,760                    712                    573                    385
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
          338,011,171            736,582,720            149,983,891            126,038,910             75,082,091
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
           25,325,574             91,221,630             20,789,977             18,608,140             10,115,328
            5,366,509              6,470,168                625,342                     --                     --
              465,143              1,322,227                267,999                216,532                 86,392
                   --                     --                223,914                     --                     --
              143,178                554,673                 79,464                 78,797                 40,184
              232,588                311,395                162,254                 81,007                 84,669
               84,325                243,984                 28,040                 62,499                 34,894
               23,406                 44,857                  8,172                  6,405                  5,353
               55,812                118,439                 51,386                 79,092                 52,655
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
           31,696,535            100,287,373             22,236,548             19,132,472             10,419,475
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
$         306,314,636  $         636,295,347  $         127,747,343  $         106,906,438  $          64,662,616
=====================  =====================  =====================  =====================  =====================
$         387,056,971  $         728,961,626  $          97,404,666  $         131,926,158  $         119,690,975
              (40,983)            (3,071,053)              (136,045)              (358,204)              (388,794)
         (122,169,493)          (189,928,237)             7,587,741            (38,199,346)           (52,875,393)
           41,468,141            100,333,011             22,890,981             13,537,830             (1,764,172)
---------------------  ---------------------  ---------------------  ---------------------  ---------------------
$         306,314,636  $         636,295,347  $         127,747,343  $         106,906,438  $          64,662,616
=====================  =====================  =====================  =====================  =====================
$         201,593,454  $         377,214,685  $         100,355,320  $          48,676,743  $          52,848,467
=====================  =====================  =====================  =====================  =====================
           15,695,002             20,189,894             11,374,515              2,941,830              4,649,871
=====================  =====================  =====================  =====================  =====================
$               12.84  $               18.68  $                8.82  $               16.55  $               11.37
=====================  =====================  =====================  =====================  =====================
$               13.62  $               19.82  $                9.36  $               17.56  $               12.06
=====================  =====================  =====================  =====================  =====================
$          66,840,585  $         187,539,069  $          24,337,737  $          44,723,913  $          10,868,857
=====================  =====================  =====================  =====================  =====================
            5,537,011             11,199,263              3,015,797              2,911,365              1,104,488
=====================  =====================  =====================  =====================  =====================
$               12.07  $               16.75  $                8.07  $               15.36  $                9.84
=====================  =====================  =====================  =====================  =====================
$          22,802,850  $          50,236,869  $           3,054,286  $          13,505,782  $             945,292
=====================  =====================  =====================  =====================  =====================
            1,891,536              2,996,716                378,498                878,711                 96,238
=====================  =====================  =====================  =====================  =====================
$               12.06  $               16.76  $                8.07  $               15.37  $                9.82
=====================  =====================  =====================  =====================  =====================
$          15,077,747  $          21,304,724                     --                     --                     --
=====================  =====================  =====================  =====================  =====================
            1,141,260              1,076,801                     --                     --                     --
=====================  =====================  =====================  =====================  =====================
$               13.21  $               19.79                     --                     --                     --
=====================  =====================  =====================  =====================  =====================
$          24,621,602  $          88,651,474  $          20,218,456  $          18,018,961  $           9,818,649
=====================  =====================  =====================  =====================  =====================

                           STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2005 (unaudited)

                                               CGM Advisor            Hansberger          Harris Associates
                                             Targeted Equity         International          Focused Value
                                                  Fund                   Fund                   Fund
                                          ---------------------  ---------------------  ---------------------
                                          ---------------------  ---------------------  ---------------------
NET INVESTMENT INCOME
 Dividends                                $           8,257,983  $           2,498,881  $           2,645,903
 Interest                                                35,148                 14,054                179,128
 Securities lending income                              139,678                 81,506                 24,901
 Less net foreign taxes withheld                       (345,053)              (282,333)                    --
                                          ---------------------  ---------------------  ---------------------
                                                      8,087,756              2,312,108              2,849,932
                                          ---------------------  ---------------------  ---------------------
 Expenses
   Management fees                                    2,565,105                525,751              1,687,318
   Service fees - Class A                               835,286                 92,978                124,342
   Service and distribution fees -
    Class B                                             275,770                200,773                520,120
   Service and distribution fees -
    Class C                                              15,770                 84,502                669,828
   Trustees' fees and expenses                           44,866                 12,135                 15,882
   Administrative fees                                  235,514                 41,228                111,773
   Custodian fees                                        60,697                 77,359                 28,564
   Transfer agent fees - Class A, Class
    B, Class C                                          775,124                284,492                418,175
   Transfer agent fees - Class Y                         12,123                     --                     --
   Audit and tax services                                13,224                 19,000                 11,609
   Legal fees                                            27,769                  5,951                 12,893
   Shareholder reporting                                 59,909                 23,626                 46,236
   Registration                                          32,086                 20,791                 22,839
   Miscellaneous                                         34,483                 10,417                 17,392
                                          ---------------------  ---------------------  ---------------------
 Total expenses                                       4,987,726              1,399,003              3,686,971
   Less reimbursement/waiver                                 --                     --                     --
                                          ---------------------  ---------------------  ---------------------
 Net expenses                                         4,987,726              1,399,003              3,686,971
                                          ---------------------  ---------------------  ---------------------
 Net investment income (loss)                         3,100,030                913,105               (837,039)
                                          ---------------------  ---------------------  ---------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
 Realized gain (loss) on:
   Investments - net                                 60,244,053              4,898,789             21,329,017
   Foreign currency transactions - net                       --               (171,778)                    --
 Change in unrealized appreciation
   (depreciation) of:
   Investments - net                                (39,021,813)            (6,676,135)           (12,814,122)
   Foreign currency transactions - net                       --                (15,221)                    --
                                          ---------------------  ---------------------  ---------------------
 Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                             21,222,240             (1,964,345)             8,514,895
                                          ---------------------  ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $          24,322,270  $          (1,051,240) $           7,677,856
                                          =====================  =====================  =====================

                                            Harris Associates
                                             Large Cap Value
                                                  Fund
                                          ---------------------
                                          ---------------------
NET INVESTMENT INCOME
 Dividends                                $           2,542,409
 Interest                                                73,965
 Securities lending income                               32,916
 Less net foreign taxes withheld                        (33,944)
                                          ---------------------
                                                      2,615,346
                                          ---------------------
 Expenses
   Management fees                                    1,096,496
   Service fees - Class A                               261,199
   Service and distribution fees -
    Class B                                             361,010
   Service and distribution fees -
    Class C                                             122,953
   Trustees' fees and expenses                           22,475
   Administrative fees                                  107,284
   Custodian fees                                        32,728
   Transfer agent fees - Class A, Class
    B, Class C                                          493,939
   Transfer agent fees - Class Y                         15,560
   Audit and tax services                                12,181
   Legal fees                                            11,307
   Shareholder reporting                                 42,638
   Registration                                          28,551
   Miscellaneous                                         18,591
                                          ---------------------
 Total expenses                                       2,626,912
   Less reimbursement/waiver                           (191,766)
                                          ---------------------
 Net expenses                                         2,435,146
                                          ---------------------
 Net investment income (loss)                           180,200
                                          ---------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
 Realized gain (loss) on:
   Investments - net                                 13,988,950
   Foreign currency transactions - net                       --
 Change in unrealized appreciation
   (depreciation) of:
   Investments - net                                (27,625,197)
   Foreign currency transactions - net                       --
                                          ---------------------
 Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                            (13,636,247)
                                          ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $         (13,456,047)
                                          =====================

                See accompanying notes to financial statements.

                                                 Vaughan Nelson             Westpeak
IXIS U.S. Diversified        IXIS Value          Small Cap Value         Capital Growth
      Portfolio                 Fund                  Fund                    Fund
---------------------  ---------------------  ---------------------  ---------------------
$           3,686,549  $           1,105,921  $             792,927  $             334,086
               90,700                 34,393                 31,402                  6,985
              108,415                  8,480                 31,928                 17,697
              (21,299)                (2,954)                    --                     --
---------------------  ---------------------  ---------------------  ---------------------
            3,864,365              1,145,840                856,257                358,768
---------------------  ---------------------  ---------------------  ---------------------
            3,408,166                487,865                473,901                245,923
              469,250                126,664                 56,794                 66,535
              995,545                128,698                235,090                 57,075
              264,235                 15,133                 64,292                  4,682
               33,296                 15,339                 11,747                 10,962
              214,556                 42,338                 34,352                 22,504
               80,929                 39,275                 29,753                 24,397
            1,115,615                213,292                279,583                182,025
               18,552                     --                     --                     --
               18,505                 15,034                 18,505                 12,181
               26,779                  6,943                  4,760                  3,075
               88,788                 18,381                 23,358                 17,133
               33,447                 19,939                 23,946                 18,634
               32,696                  9,721                 10,116                  7,558
---------------------  ---------------------  ---------------------  ---------------------
            6,800,359              1,138,622              1,266,197                672,684
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
            6,800,359              1,138,622              1,266,197                672,684
---------------------  ---------------------  ---------------------  ---------------------
           (2,935,994)                 7,218               (409,940)              (313,916)
---------------------  ---------------------  ---------------------  ---------------------

           37,519,402              7,913,478              4,190,377              1,014,495
              (15,148)                    --                     --                     --
          (39,141,796)            (6,101,624)            (1,093,875)            (1,338,958)
                 (590)                    --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
           (1,638,132)             1,811,854              3,096,502               (324,463)
---------------------  ---------------------  ---------------------  ---------------------
$          (4,574,126) $           1,819,072  $           2,686,562  $            (638,379)
=====================  =====================  =====================  =====================

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                     CGM Advisor Targeted Equity Fund
                                               --------------------------------------------
                                                  Six Months Ended
                                                      June 30,              Year Ended
                                                        2005               December 31,
                                                    (unaudited)                2004
                                               ---------------------  ---------------------
                                               ---------------------  ---------------------
FROM OPERATIONS:
 Net investment income (loss)                  $           3,100,030  $             775,706
 Net realized gain (loss) on investments and
   foreign currency transactions                          60,244,053            186,920,714
 Net change in unrealized appreciation
   (depreciation) on investments and foreign
   currency translations                                 (39,021,813)           (91,588,409)
                                               ---------------------  ---------------------
 Increase (decrease) in net assets resulting
   from operations                                        24,322,270             96,108,011
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income
   Class A                                                  (873,231)                    --
   Class B                                                   (75,336)                    --
   Class C                                                    (4,738)                    --
   Class Y                                                   (12,467)                    --
 Long-Term capital gain
   Class A                                                        --                     --
   Class B                                                        --                     --
   Class C                                                        --                     --
                                               ---------------------  ---------------------
                                                            (965,772)                    --
                                               ---------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS DERIVED
 FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)               (45,831,221)          (127,772,868)
                                               ---------------------  ---------------------
 Redemption Fees
   Class A                                                     4,065                  2,396
   Class B                                                       330                    181
   Class C                                                        20                     12
   Class Y                                                        57                     27
                                               ---------------------  ---------------------
                                                               4,472                  2,616
                                               ---------------------  ---------------------
 Total increase (decrease) in net assets                 (22,470,251)           (31,662,241)
                                               ---------------------  ---------------------
NET ASSETS
 Beginning of period                                     759,853,014            791,515,255
                                               ---------------------  ---------------------
 End of period                                 $         737,382,763  $         759,853,014
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET
 INVESTMENT INCOME (LOSS)                      $           2,558,977  $             424,719
                                               =====================  =====================

                                                       Hansberger International Fund
                                               --------------------------------------------
                                                  Six Months Ended
                                                      June 30,              Year Ended
                                                        2005               December 31,
                                                    (unaudited)                2004
                                               ---------------------  ---------------------
                                               ---------------------  ---------------------
FROM OPERATIONS:
 Net investment income (loss)                  $             913,105  $            (307,118)
 Net realized gain (loss) on investments and
   foreign currency transactions                           4,727,011             25,636,223
 Net change in unrealized appreciation
   (depreciation) on investments and foreign
   currency translations                                  (6,691,356)            (9,265,743)
                                               ---------------------  ---------------------
 Increase (decrease) in net assets resulting
   from operations                                        (1,051,240)            16,063,362
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income
   Class A                                                        --                     --
   Class B                                                        --                     --
   Class C                                                        --                     --
   Class Y                                                        --                     --
 Long-Term capital gain
   Class A                                                        --                     --
   Class B                                                        --                     --
   Class C                                                        --                     --
                                               ---------------------  ---------------------
                                                                  --                     --
                                               ---------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS DERIVED
 FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)                (6,452,528)           (12,713,186)
                                               ---------------------  ---------------------
 Redemption Fees
   Class A                                                       355                    170
   Class B                                                       193                    118
   Class C                                                        78                     38
   Class Y                                                        --                     --
                                               ---------------------  ---------------------
                                                                 626                    326
                                               ---------------------  ---------------------
 Total increase (decrease) in net assets                  (7,503,142)             3,350,502
                                               ---------------------  ---------------------
NET ASSETS
 Beginning of period                                     135,965,839            132,615,337
                                               ---------------------  ---------------------
 End of period                                 $         128,462,697  $         135,965,839
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET
 INVESTMENT INCOME (LOSS)                      $             386,388  $            (526,717)
                                               =====================  =====================

                See accompanying notes to financial statements.

    Harris Associates Focused Value Fund         Harris Associates Large Cap Value Fund
--------------------------------------------  --------------------------------------------
   Six Months Ended                              Six Months Ended
       June 30,              Year Ended              June 30,              Year Ended
         2005               December 31,               2005               December 31,
     (unaudited)                2004               (unaudited)                2004
---------------------  ---------------------  ---------------------  ---------------------
---------------------  ---------------------  ---------------------  ---------------------
                       ---------------------  ---------------------  ---------------------
$            (837,039) $          (2,315,007) $             180,200  $             313,635
           21,329,017             11,304,168             13,988,950             14,432,239

          (12,814,122)            24,626,530            (27,625,197)            14,335,620
---------------------  ---------------------  ---------------------  ---------------------
            7,677,856             33,615,691            (13,456,047)            29,081,494
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --               (231,035)                    --
                   --                     --                (81,762)                    --
                   --                     --                (28,415)                    --
                   --                     --                (16,672)                    --
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --               (357,884)                    --
---------------------  ---------------------  ---------------------  ---------------------

          (40,194,938)             2,079,342            (26,673,578)           (30,720,612)
---------------------  ---------------------  ---------------------  ---------------------
                6,658                    149                     --                     --
                6,927                    149                     --                     --
                8,955                    194                     --                     --
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
               22,540                    492                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
          (32,494,542)              (866,674)           (40,487,509)            (1,639,118)
---------------------  ---------------------  ---------------------  ---------------------
          363,097,158            327,401,633            346,802,145            348,441,263
---------------------  ---------------------  ---------------------  ---------------------
$         330,602,616  $         363,097,158  $         306,314,636  $         346,802,145
=====================  =====================  =====================  =====================
$            (873,892) $             (36,853) $             (40,983) $             136,701
=====================  =====================  =====================  =====================

       IXIS U.S. Diversified Portfolio                       IXIS Value Fund
--------------------------------------------  --------------------------------------------
   Six Months Ended                              Six Months Ended
       June 30,              Year Ended              June 30,              Year Ended
         2005               December 31,               2005               December 31,
     (unaudited)                2004               (unaudited)                2004
---------------------  ---------------------  ---------------------  ---------------------
---------------------  ---------------------  ---------------------  ---------------------
---------------------  ---------------------  ---------------------  ---------------------
$          (2,935,994) $          (7,230,862) $               7,218  $            (187,922)
           37,504,254             92,341,964              7,913,478             14,932,687

          (39,142,386)            (4,149,061)            (6,101,624)              (382,788)
---------------------  ---------------------  ---------------------  ---------------------
           (4,574,126)            80,962,041              1,819,072             14,361,977
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --             (2,637,065)            (1,926,692)
                   --                     --               (697,616)              (548,440)
                   --                     --                (86,916)               (60,195)
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --             (3,421,597)            (2,535,327)
---------------------  ---------------------  ---------------------  ---------------------

          (59,148,482)          (116,500,139)            (6,892,401)           (17,975,676)
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --                     --                     --
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
                   --                     --                     --                     --
---------------------  ---------------------  ---------------------  ---------------------
          (63,722,608)           (53,745,002)            (8,494,926)            (6,149,026)
---------------------  ---------------------  ---------------------  ---------------------
          700,017,955            735,556,053            136,242,269            142,391,295
---------------------  ---------------------  ---------------------  ---------------------
$         636,295,347  $         700,017,955  $         127,747,343  $         136,242,269
=====================  =====================  =====================  =====================
$          (3,071,053) $            (135,059) $            (136,045) $            (143,263)
=====================  =====================  =====================  =====================

                                                                                         Vaughan Nelson
                                                                                      Small Cap Value Fund
                                                                          --------------------------------------------
                                                                             Six Months Ended
                                                                                 June 30,              Year Ended
                                                                                   2005               December 31,
                                                                               (unaudited)                2004
                                                                          ---------------------  ---------------------
                                                                          ---------------------  ---------------------
FROM OPERATIONS:
  Net investment (loss)                                                   $            (409,940) $          (1,476,110)
  Net realized gain (loss) on investments                                             4,190,377             19,642,237
  Net change in unrealized appreciation (depreciation) on investments                (1,093,875)            (3,213,186)
                                                                          ---------------------  ---------------------
  Increase (decrease) in net assets resulting from operations                         2,686,562             14,952,941
                                                                          ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
                                                                                             --                     --
                                                                          ---------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS            (9,119,411)           (14,761,490)
                                                                          ---------------------  ---------------------
  Redemption Fees
   Class A                                                                                  616                    188
   Class B                                                                                  643                    225
   Class C                                                                                  173                     52
                                                                          ---------------------  ---------------------
                                                                                          1,432                    465
                                                                          ---------------------  ---------------------
  Total increase (decrease) in net assets                                            (6,431,417)               191,916
                                                                          ---------------------  ---------------------
NET ASSETS
  Beginning of period                                                               113,337,855            113,145,939
                                                                          ---------------------  ---------------------
  End of period                                                           $         106,906,438  $         113,337,855
                                                                          =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)              $            (358,204) $              51,736
                                                                          =====================  =====================

                                                                                            Westpeak
                                                                                       Capital Growth Fund
                                                                          --------------------------------------------
                                                                             Six Months Ended
                                                                                 June 30,              Year Ended
                                                                                   2005               December 31,
                                                                               (unaudited)                2004
                                                                          ---------------------  ---------------------
                                                                          ---------------------  ---------------------
FROM OPERATIONS:
  Net investment (loss)                                                   $            (313,916) $            (255,163)
  Net realized gain (loss) on investments                                             1,014,495              3,895,820
  Net change in unrealized appreciation (depreciation) on investments                (1,338,958)              (286,959)
                                                                          ---------------------  ---------------------
  Increase (decrease) in net assets resulting from operations                          (638,379)             3,353,698
                                                                          ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
                                                                                             --                     --
                                                                          ---------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS            (6,046,758)           (13,044,934)
                                                                          ---------------------  ---------------------
  Redemption Fees
   Class A                                                                                   --                     --
   Class B                                                                                   --                     --
   Class C                                                                                   --                     --
                                                                          ---------------------  ---------------------
                                                                                             --                     --
                                                                          ---------------------  ---------------------
  Total increase (decrease) in net assets                                            (6,685,137)            (9,691,236)
                                                                          ---------------------  ---------------------
NET ASSETS
  Beginning of period                                                                71,347,753             81,038,989
                                                                          ---------------------  ---------------------
  End of period                                                           $          64,662,616  $          71,347,753
                                                                          =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME (LOSS)              $            (388,794) $             (74,878)
                                                                          =====================  =====================

                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.


                                    Income (loss) from investment operations:                  Less distributions:
                                 ----------------------------------------------  ----------------------------------------------

                    Net asset
                     value,           Net         Net realized                     Dividends      Distributions
                    beginning      investment    and unrealized    Total from         from          from net
                       of            income      gain (loss) on    investment    net investment     realized          Total
                     period        (loss) (b)     investments      operations        income       capital gains   distributions
                  -------------  --------------  --------------  --------------  --------------  --------------  --------------
CGM ADVISOR TARGETED EQUITY FUND
   Class A
  6/30/2005(g)    $        9.05  $         0.04  $         0.26  $         0.30  $        (0.01) $           --  $        (0.01)
  12/31/2004               7.94            0.01            1.10            1.11              --              --              --
  12/31/2003               5.56           (0.03)           2.41            2.38              --              --              --
  12/31/2002               7.81           (0.06)          (2.19)          (2.25)             --              --              --
  12/31/2001               9.36           (0.03)          (1.49)          (1.52)          (0.03)             --           (0.03)
  12/31/2000              11.00            0.09           (0.60)          (0.51)          (0.06)          (1.07)          (1.13)
   Class B
  6/30/2005(g)             8.45            0.01            0.25            0.26           (0.01)             --           (0.01)
  12/31/2004               7.47           (0.04)           1.02            0.98              --              --              --
  12/31/2003               5.28           (0.07)           2.26            2.19              --              --              --
  12/31/2002               7.47           (0.11)          (2.08)          (2.19)             --              --              --
  12/31/2001               9.02           (0.09)          (1.43)          (1.52)          (0.03)             --           (0.03)
  12/31/2000              10.67            0.01           (0.58)          (0.57)          (0.01)          (1.07)          (1.08)
   Class C
  6/30/2005(g)             8.45            0.01            0.24            0.25           (0.01)             --           (0.01)
  12/31/2004               7.47           (0.04)           1.02            0.98              --              --              --
  12/31/2003               5.27           (0.07)           2.27            2.20              --              --              --
  12/31/2002               7.47           (0.11)          (2.09)          (2.20)             --              --              --
  12/31/2001               9.02           (0.09)          (1.43)          (1.52)          (0.03)             --           (0.03)
  12/31/2000              10.67            0.01           (0.58)          (0.57)          (0.01)          (1.07)          (1.08)
   Class Y
  6/30/2005(g)             9.23            0.05            0.28            0.33           (0.01)             --           (0.01)
  12/31/2004               8.07            0.04            1.12            1.16              --              --              --
  12/31/2003               5.63            0.01            2.43            2.44              --              --              --
  12/31/2002               7.85           (0.02)          (2.20)          (2.22)             --              --              --
  12/31/2001               9.37            0.01           (1.50)          (1.49)          (0.03)             --           (0.03)
  12/31/2000              11.01            0.12           (0.60)          (0.48)          (0.09)          (1.07)          (1.16)
HANSBERGER INTERNATIONAL FUND
   Class A
  6/30/2005(g)    $       17.12  $         0.15  $        (0.25) $        (0.10) $           --  $           --  $           --
  12/31/2004              15.07            0.02            2.03            2.05              --              --              --
  12/31/2003              10.84           (0.04)           4.27            4.23              --              --              --
  12/31/2002              13.02           (0.05)          (2.08)          (2.13)          (0.05)             --           (0.05)
  12/31/2001              14.42            0.13           (1.42)          (1.29)          (0.03)          (0.08)          (0.11)
  12/31/2000              19.90           (0.02)          (2.43)          (2.45)             --           (3.03)          (3.03)
   Class B
  6/30/2005(g)            15.85            0.07           (0.22)          (0.15)             --              --              --
  12/31/2004              14.06           (0.09)           1.88            1.79              --              --              --
  12/31/2003              10.19           (0.12)           3.99            3.87              --              --              --
  12/31/2002              12.32           (0.14)          (1.94)          (2.08)          (0.05)             --           (0.05)
  12/31/2001              13.74            0.03           (1.36)          (1.33)          (0.01)          (0.08)          (0.09)
  12/31/2000              19.26           (0.16)          (2.33)          (2.49)             --           (3.03)          (3.03)






                   Redemption fee
                     Per Share
                  --------------
CGM ADVISOR TARGETED EQUITY FUND
   Class A
  6/30/2005(g)             0.00(e)
  12/31/2004               0.00(e)
  12/31/2003                 --
  12/31/2002                 --
  12/31/2001                 --
  12/31/2000                 --
   Class B
  6/30/2005(g)             0.00(e)
  12/31/2004               0.00(e)
  12/31/2003                 --
  12/31/2002                 --
  12/31/2001                 --
  12/31/2000                 --
   Class C
  6/30/2005(g)             0.00(e)
  12/31/2004               0.00(e)
  12/31/2003                 --
  12/31/2002                 --
  12/31/2001                 --
  12/31/2000                 --
   Class Y
  6/30/2005(g)             0.00(e)
  12/31/2004               0.00(e)
  12/31/2003                 --
  12/31/2002                 --
  12/31/2001                 --
  12/31/2000                 --
HANSBERGER INTERNATIONAL FUND
   Class A
  6/30/2005(g)             0.00(e)
  12/31/2004               0.00(e)
  12/31/2003                 --
  12/31/2002                 --
  12/31/2001                 --
  12/31/2000                 --
   Class B
  6/30/2005(g)             0.00(e)
  12/31/2004               0.00(e)
  12/31/2003                 --
  12/31/2002                 --
  12/31/2001                 --
  12/31/2000                 --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Had certain expenses not been reduced during the period total return would have been lower.
(d)The investment adviser waived a portion of its advisory fee during the period. Without this waiver, expense would have been higher

                See accompanying notes to financial statements.

                                                 Ratios to average net assets:
                                        -----------------------------------------------


 Net asset                Net assets,                   Expenses after
   value,      Total        end of                      reimbursement/   Net investment      Portfolio
   end of     return      the period      Expenses          waiver           income          turnover
 the period   (%) (a)       (000's)      (%) (f) (h)       (%) (h)       (loss) (%) (h)      rate (%)
------------- -------   --------------- -------------- --------------    --------------    --------------
$        9.34    3.3    $       670,502           1.30            N/A              0.90               154
         9.05   14.0            689,967           1.42            N/A              0.16               265
         7.94   42.8            724,214           1.57            N/A             (0.40)              261
         5.56  (28.8)           602,989           1.47            N/A             (0.86)              223
         7.81  (16.2)         1,012,161           1.38            N/A             (0.39)              243
         9.36   (4.6)         1,413,685           1.18            N/A              0.83               266
         8.70    3.1             53,612           2.05            N/A              0.14               154
         8.45   13.1             57,527           2.17            N/A             (0.58)              265
         7.47   41.5             56,880           2.32            N/A             (1.14)              261
         5.28  (29.3)            45,633           2.23            N/A             (1.62)              223
         7.47  (16.8)            78,744           2.13            N/A             (1.14)              243
         9.02   (5.2)           107,594           1.93            N/A              0.08               266
         8.69    3.0              3,403           2.05            N/A              0.15               154
         8.45   13.1              3,214           2.17            N/A             (0.58)              265
         7.47   41.8              2,647           2.32            N/A             (1.14)              261
         5.27  (29.5)             2,187           2.23            N/A             (1.62)              223
         7.47  (16.8)             4,162           2.13            N/A             (1.14)              243
         9.02   (5.2)             5,830           1.93            N/A              0.08               266
         9.55    3.6              9,865           1.09            N/A              1.12               154
         9.23   14.4              9,145           1.08            N/A              0.51               265
         8.07   43.3              7,773           1.03            N/A              0.16               261
         5.63  (28.3)             5,522           0.92            N/A             (0.31)              223
         7.85  (15.9)             8,785           0.87            N/A              0.13               243
         9.37   (4.2)            12,260           0.85            N/A              1.16               266
$       17.02   (0.6)   $        75,540           1.80            N/A              1.73                24
        17.12   13.6(c)          73,707           1.92           1.91(d)           0.14                81
        15.07   39.0(c)          59,762           2.32           2.30(d)          (0.34)               92
        10.84  (16.4)            50,053           2.19            N/A             (0.45)               91
        13.02   (9.0)            71,536           2.12            N/A              0.98               110
        14.42  (12.2)           102,507           2.01            N/A             (0.13)              175
        15.70   (1.0)            35,950           2.55            N/A              0.92                24
        15.85   12.7(c)          45,213           2.67           2.66(d)          (0.60)               81
        14.06   38.0(c)          60,296           3.07           3.05(d)          (1.09)               92
        10.19  (17.0)            53,306           2.94            N/A             (1.20)               91
        12.32   (9.7)            82,861           2.87            N/A              0.23               110
        13.74  (12.8)           114,450           2.76            N/A             (0.88)              175

(e)Amount rounds to less than $0.01 per share
(f)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses. Prior to 2004, expenses in this table were presented net of such waivers and/or reimbursements.
(g)For the six months ended June 30, 2005 (unaudited)
(h)Computed on an annualized basis for periods less than one year.

For a share outstanding throughout each period.

                                                  Income (loss) from investment operations:
                                                  ---------------------------------------
                                       Net asset      Net         Net realized
                                        value,     investment    and unrealized Total from
                                       beginning     income      gain (loss) on investment
                                       of period   (loss) (b)     investments   operations
                                       ---------- ----------     -------------- ----------
HANSBERGER INTERNATIONAL FUND (continued)
   Class C
  6/30/2005(j)                              15.86       0.08            (0.24)       (0.16)
  12/31/2004                                14.06      (0.09)            1.89         1.80
  12/31/2003                                10.19      (0.12)            3.99         3.87
  12/31/2002                                12.33      (0.14)           (1.95)       (2.09)
  12/31/2001                                13.75       0.03            (1.36)       (1.33)
  12/31/2000                                19.27      (0.16)           (2.33)       (2.49)
HARRIS ASSOCIATES FOCUSED VALUE FUND
   Class A
  6/30/2005(j)                         $    13.06 $     0.00(h)    $     0.36   $     0.36
  12/31/2004                                11.79      (0.02)            1.29         1.27
  12/31/2003                                 9.24      (0.03)            2.58         2.55
  12/31/2002                                10.96      (0.03)           (1.69)       (1.72)
  12/31/2001(f)                             10.00      (0.01)            0.97         0.96
   Class B
  6/30/2005(j)                              12.69      (0.04)            0.35         0.31
  12/31/2004                                11.55      (0.11)            1.25         1.14
  12/31/2003                                 9.12      (0.10)            2.53         2.43
  12/31/2002                                10.90      (0.11)           (1.67)       (1.78)
  12/31/2001(f)                             10.00      (0.07)            0.97         0.90
   Class C
  6/30/2005(j)                              12.69      (0.04)            0.35         0.31
  12/31/2004                                11.55      (0.11)            1.25         1.14
  12/31/2003                                 9.12      (0.10)            2.53         2.43
  12/31/2002                                10.90      (0.11)           (1.67)       (1.78)
  12/31/2001(f)                             10.00      (0.07)            0.97         0.90
HARRIS ASSOCIATES LARGE CAP VALUE FUND
   Class A
  6/30/2005(j)                         $    13.37 $     0.02       $    (0.54)  $    (0.52)
  12/31/2004                                12.25       0.04             1.08         1.12
  12/31/2003                                 9.42       0.01             2.82         2.83
  12/31/2002                                11.78       0.01            (2.37)       (2.36)
  12/31/2001                                13.79      (0.01)           (2.00)       (2.01)
  12/31/2000                                15.33       0.01            (1.09)       (1.08)
   Class B
  6/30/2005(j)                              12.62      (0.03)           (0.51)       (0.54)
  12/31/2004                                11.64      (0.05)            1.03         0.98
  12/31/2003                                 9.02      (0.07)            2.69         2.62
  12/31/2002                                11.37      (0.07)           (2.28)       (2.35)
  12/31/2003                                13.40      (0.10)           (1.93)       (2.03)
  12/31/2000                                15.03      (0.10)           (1.07)       (1.17)

                                                  Less distributions:
                                       -----------------------------------------
                                         Dividends    Distributions
                                            from        from net
                                       net investment   realized        Total     Redemption fee
                                           income     capital gains distributions   Per Share
                                       -------------- ------------- ------------- --------------
HANSBERGER INTERNATIONAL FUND (continued)
   Class C
  6/30/2005(j)                                   --            --            --          0.00(h)
  12/31/2004                                     --            --            --          0.00(h)
  12/31/2003                                     --            --            --            --
  12/31/2002                                  (0.05)           --         (0.05)           --
  12/31/2001                                  (0.01)        (0.08)        (0.09)           --
  12/31/2000                                     --         (3.03)        (3.03)           --
HARRIS ASSOCIATES FOCUSED VALUE FUND
   Class A
  6/30/2005(j)                           $       --    $       --    $       --          0.00(h)
  12/31/2004                                     --            --            --          0.00(h)
  12/31/2003                                     --            --            --            --
  12/31/2002                                     --            --            --            --
  12/31/2001(f)                                  --            --            --            --
   Class B
  6/30/2005(j)                                   --            --            --          0.00(h)
  12/31/2004                                     --            --            --          0.00(h)
  12/31/2003                                     --            --            --            --
  12/31/2002                                     --            --            --            --
  12/31/2001(f)                                  --            --            --            --
   Class C
  6/30/2005(j)                                   --            --            --          0.00(h)
  12/31/2004                                     --            --            --          0.00(h)
  12/31/2003                                     --            --            --            --
  12/31/2002                                     --            --            --            --
  12/31/2001(f)                                  --            --            --            --
HARRIS ASSOCIATES LARGE CAP VALUE FUND
   Class A
  6/30/2005(j)                           $    (0.01)   $       --    $    (0.01)           --
  12/31/2004                                     --            --            --            --
  12/31/2003                                     --            --            --            --
  12/31/2002                                     --            --            --            --
  12/31/2001                                     --            --            --            --
  12/31/2000                                     --         (0.46)        (0.46)           --
   Class B
  6/30/2005(j)                                (0.01)           --         (0.01)           --
  12/31/2004                                     --            --            --            --
  12/31/2003                                     --            --            --            --
  12/31/2002                                     --            --            --            --
  12/31/2003                                     --            --            --            --
  12/31/2000                                     --         (0.46)        (0.46)           --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)The investment adviser waived a portion of its advisory fee during the period. Without this waiver, expense would have been higher
(d)Had certain expenses been reduced during the period, total return would have been lower.
(e)Portfolio turnover excludes the impact of assets as a result of a merger with another Fund.

                See accompanying notes to financial statements.

                                             Ratios to average net assets:
                                        --------------------------------------
                            Net assets,            Expenses after      Net
  Net asset       Total       end of               reimbursement   investment    Portfolio
 value, end      return     the period   Expenses     /waiver     income (loss)  turnover
of the period    (%) (a)      (000's)   (%) (g)(i)    (%) (g)        (%) (g)     rate (%)
------------- ---------     ----------- ---------- -------------- ------------- ---------
      15.70        (1.0)        16,973       2.55          N/A           0.98          24
      15.86        12.8(d)      17,046       2.67         2.66(c)       (0.63)         81
      14.06        38.0(d)      12,557       3.07         3.05(c)       (1.09)         92
      10.19       (17.0)        11,013       2.94          N/A          (1.20)         91
      12.33        (9.7)        16,493       2.87          N/A           0.23         110
      13.75       (12.8)        23,949       2.76          N/A          (0.88)        175
 $    13.42         2.8     $   94,156       1.66          N/A           0.04          12
      13.06        10.8        108,042       1.70          N/A          (0.15)         26
      11.79        27.6(d)      95,957       1.84         1.70(c)       (0.28)         30
       9.24       (15.7)(d)     68,660       1.79         1.70(c)       (0.35)         12
      10.96         9.6(d)      45,987       2.08         1.70(c)       (0.08)         10
      13.00         2.4        104,689       2.41          N/A          (0.72)         12
      12.69         9.9        110,275       2.45          N/A          (0.90)         26
      11.55        26.6(d)     107,017       2.59         2.45(c)       (1.03)         30
       9.12       (16.3)(d)     85,794       2.54         2.45(c)       (1.10)         12
      10.90         9.0(d)      62,671       2.83         2.45(c)       (0.83)         10
      13.00         2.4        131,758       2.41          N/A          (0.72)         12
      12.69         9.9        144,780       2.45          N/A          (0.90)         26
      11.55        26.6(d)     124,427       2.59         2.45(c)       (1.03)         30
       9.12       (16.3)(d)     86,269       2.54         2.45(c)       (1.10)         12
      10.90         9.0(d)      34,406       2.83         2.45(c)       (0.86)         10
 $    12.84        (3.9)(d) $  201,593       1.43         1.30(c)        0.32          19
      13.37         9.1(d)     222,434       1.49         1.30(c)        0.30          27
      12.25        30.0(d)     215,259       1.62         1.45(c)        0.07          30(e)
       9.42       (20.0)       130,751       1.56          N/A           0.07         195
      11.78       (14.6)       211,138       1.46          N/A          (0.05)        154
      13.79        (7.3)       290,714       1.31          N/A           0.04         139
      12.07        (4.2)(d)     66,841       2.18         2.05(c)       (0.42)         19
      12.62         8.4(d)      79,949       2.24         2.05(c)       (0.46)         27
      11.64        29.1(d)      91,085       2.37         2.20(c)       (0.69)         30(e)
       9.02       (20.7)        71,436       2.31          N/A          (0.68)        195
      11.37       (15.1)       120,361       2.21          N/A          (0.80)        154
      13.40        (8.1)       165,767       2.06          N/A          (0.71)        139

(f)For the period March 15, 2001, (inception) through December 31, 2001.
(g)Computed on an annualized basis for periods less than one year.
(h)Amount rounds to less than $0.01 per share
(i)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses. Prior to 2004, expenses in this table were presented net of such waivers and/or reimbursements.
(j)For the six months ended June 30, 2005 (unaudited)

For a share outstanding throughout each period.

                                                              Income (loss) from investment operations:
                                                              ----------------------------------------

                                                   Net asset
                                                    value,       Net        Net realized
                                                   beginning  investment   and unrealized  Total from
                                                      of        income     gain (loss) on  investment
                                                    period     loss (b)     investments    operations
                                                   ---------- ----------   --------------  ----------
HARRIS ASSOCIATES LARGE CAP VALUE FUND (continued)
   Class C
  6/30/2005(g)                                          12.60      (0.03)         (0.50)        (0.53)
  12/31/2004                                            11.63      (0.05)          1.02          0.97
  12/31/2003                                             9.01      (0.07)          2.69          2.62
  12/31/2002                                            11.36      (0.07)         (2.28)        (2.35)
  12/31/2001                                            13.38      (0.10)         (1.92)        (2.02)
  12/31/2000                                            15.01      (0.10)         (1.07)        (1.17)
   Class Y
  6/30/2005(g)                                          13.74       0.04          (0.56)        (0.52)
  12/31/2004                                            12.54       0.07           1.13          1.20
  12/31/2003                                             9.59       0.06           2.89          2.95
  12/31/2002                                            11.93       0.07          (2.41)        (2.34)
  12/31/2001                                            13.87       0.06          (2.00)        (1.94)
  12/31/2000                                            15.36       0.07          (1.10)        (1.03)
IXIS U.S. DIVERSIFIED PORTFOLIO
   Class A
  6/30/2005(g)                                     $    18.75 $    (0.06)    $    (0.01)   $    (0.07)
  12/31/2004                                            16.61      (0.12)          2.26          2.14
  12/31/2003                                            12.43      (0.13)          4.31          4.18
  12/31/2002                                            15.90      (0.11)         (3.36)        (3.47)
  12/31/2001                                            17.55      (0.05)         (1.59)        (1.64)
  12/31/2000                                            24.50      (0.06)         (3.87)        (3.93)
   Class B
  6/30/2005(g)                                          16.87      (0.11)         (0.01)        (0.12)
  12/31/2004                                            15.06      (0.23)          2.04          1.81
  12/31/2003                                            11.35      (0.22)          3.93          3.71
  12/31/2002                                            14.64      (0.20)         (3.09)        (3.29)
  12/31/2001                                            16.29      (0.16)         (1.48)        (1.64)
  12/31/2000                                            23.14      (0.22)         (3.61)        (3.83)
   Class C
  6/30/2005(g)                                          16.89      (0.11)         (0.02)        (0.13)
  12/31/2004                                            15.08      (0.23)          2.04          1.81
  12/31/2003                                            11.37      (0.22)          3.93          3.71
  12/31/2002                                            14.66      (0.20)         (3.09)        (3.29)
  12/31/2001                                            16.30      (0.16)         (1.47)        (1.63)
  12/31/2000                                            23.16      (0.22)         (3.62)        (3.84)
   Class Y
  6/30/2005(g)                                          19.82      (0.02)         (0.01)        (0.03)
  12/31/2004                                            17.46      (0.05)          2.41          2.36
  12/31/2003                                            12.98      (0.04)          4.52          4.48
  12/31/2002                                            16.50      (0.02)         (3.50)        (3.52)
  12/31/2001                                            18.13       0.04          (1.66)        (1.62)
  12/31/2000                                            25.08       0.03          (3.96)        (3.93)

                                                              Less distributions:
                                                   -----------------------------------------


                                                     Dividends    Distributions
                                                        from        from net
                                                   net investment   realized        Total
                                                       income     capital gains distributions
                                                   -------------- ------------- -------------
HARRIS ASSOCIATES LARGE CAP VALUE FUND (continued)
   Class C
  6/30/2005(g)                                           (0.01)            --         (0.01)
  12/31/2004                                                --             --            --
  12/31/2003                                                --             --            --
  12/31/2002                                                --             --            --
  12/31/2001                                                --             --            --
  12/31/2000                                                --          (0.46)        (0.46)
   Class Y
  6/30/2005(g)                                           (0.01)            --         (0.01)
  12/31/2004                                                --             --            --
  12/31/2003                                                --             --            --
  12/31/2002                                                --             --            --
  12/31/2001                                                --             --            --
  12/31/2000                                                --          (0.46)        (0.46)
IXIS U.S. DIVERSIFIED PORTFOLIO
   Class A
  6/30/2005(g)                                              --     $       --    $       --
  12/31/2004                                                --             --            --
  12/31/2003                                                --             --            --
  12/31/2002                                                --             --            --
  12/31/2001                                                --          (0.01)        (0.01)
  12/31/2000                                                --          (3.02)        (3.02)
   Class B
  6/30/2005(g)                                              --             --            --
  12/31/2004                                                --             --            --
  12/31/2003                                                --             --            --
  12/31/2002                                                --             --            --
  12/31/2001                                                --          (0.01)        (0.01)
  12/31/2000                                                --          (3.02)        (3.02)
   Class C
  6/30/2005(g)                                              --             --            --
  12/31/2004                                                --             --            --
  12/31/2003                                                --             --            --
  12/31/2002                                                --             --            --
  12/31/2001                                                --          (0.01)        (0.01)
  12/31/2000                                                --          (3.02)        (3.02)
   Class Y
  6/30/2005(g)                                              --             --            --
  12/31/2004                                                --             --            --
  12/31/2003                                                --             --            --
  12/31/2002                                                --             --            --
  12/31/2001                                                --          (0.01)        (0.01)
  12/31/2000                                                --          (3.02)        (3.02)

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)The investment adviser waived a portion of its advisory fee during the period. Without this waiver, expense would have been higher

                See accompanying notes to financial statements.

                                           Ratios to average net assets:
                                     -----------------------------------------

Net asset                Net assets,              Expenses after
  value,       Total       end of                 reimbursement/ Net investment  Portfolio
  end of      return     the period    Expenses       waiver         income      turnover
the period    (%) (a)      (000's)     (%) (h)       (%) (h)     (loss) (%) (h)  rate (%)
---------- ---------     ----------- ---------    -------------- -------------- ---------
     12.06      (4.2)(d)     22,803       2.18(f)        2.05(c)       (0.43)          19
     12.60       8.3(d)      26,392       2.24(f)        2.05(c)       (0.42)          27
     11.63      29.1(d)      15,553       2.37(f)        2.20(c)       (0.69)          30(e)
      9.01     (20.7)         6,440       2.31(f)         N/A          (0.68)         195
     11.36     (15.1)        10,553       2.21(f)         N/A          (0.80)         154
     13.38      (8.1)        19,373       2.06(f)         N/A          (0.71)         139
     13.21      (3.8)        15,078       1.04(f)         N/A           0.59           19
     13.74       9.6         18,027       0.99(f)         N/A           0.58           27
     12.54      30.8         26,545       1.01(f)         N/A           0.51           30(e)
      9.59     (19.6)        10,569       0.96(f)         N/A           0.66          195
     11.93     (14.0)        11,918       0.91(f)         N/A           0.52          154
     13.87      (7.0)        10,131       0.87(f)         N/A           0.48          139
$    18.68      (0.4)    $  377,215       1.82            N/A          (0.63)          49
     18.75      12.9        392,726       1.87            N/A          (0.71)         104
     16.61      33.6        354,755       1.99            N/A          (0.94)         102
     12.43     (21.8)       269,180       1.89            N/A          (0.75)          95
     15.90      (9.4)       389,405       1.83            N/A          (0.31)         183
     17.55     (17.0)       525,479       1.62            N/A          (0.25)         524
     16.75      (0.7)       187,539       2.57            N/A          (1.38)          49
     16.87      12.0        223,349       2.62            N/A          (1.50)         104
     15.06      32.7        272,533       2.74            N/A          (1.69)         102
     11.35     (22.5)       282,361       2.64            N/A          (1.50)          95
     14.64     (10.1)       491,614       2.58            N/A          (1.06)         183
     16.29     (17.6)       649,107       2.37            N/A          (1.00)         524
     16.76      (0.8)        50,237       2.57            N/A          (1.38)          49
     16.89      12.0         58,883       2.62            N/A          (1.48)         104
     15.08      32.6         60,783       2.74            N/A          (1.69)         102
     11.37     (22.4)        54,291       2.64            N/A          (1.50)          95
     14.66     (10.0)        87,245       2.58            N/A          (1.06)         183
     16.30     (17.6)       118,921       2.37            N/A          (1.00)         524
     19.79      (0.2)        21,305       1.38            N/A          (0.19)          49
     19.82      13.5         25,060       1.33            N/A          (0.27)         104
     17.46      34.5         47,485       1.34            N/A          (0.30)         102
     12.98     (21.3)        37,911       1.29            N/A          (0.15)          95
     16.50      (9.0)        55,970       1.29            N/A           0.23          183
     18.13     (16.6)        73,310       1.25            N/A           0.12          524

(d)Had certain expenses been reduced during the period, total return would have been lower.
(e)Portfolio turnover excludes the impact of assets as a result of a merger with another Fund.
(f)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses. Prior to 2004, expenses in this table were presented net of such waivers and/or reimbursements.
(g)For the six months ended June 30, 2005 (unaudited)
(h)Computed on an annualized basis for periods less than one year.

For a share outstanding throughout each period.

                                           Income (loss) from investment operations:              Less distributions:
                                          ------------------------------------------  ------------------------------------------

                               Net asset
                                value,          Net         Net realized                Dividends     Distributions
                               beginning     investment    and unrealized Total from       from         from net
                                  of           income      gain (loss) on investment  net investment    realized        Total
                                period         (loss)       investments   operations      income      capital gains distributions
                               ---------- ----------       -------------- ----------  --------------  ------------- -------------
IXIS VALUE FUND
   Class A
  6/30/2005(e)                 $     8.92 $     0.01(b)      $     0.13   $     0.14    $       --     $    (0.24)   $    (0.24)
  12/31/2004                         8.16       0.00(b)(c)         0.93         0.93            --          (0.17)        (0.17)
  12/31/2003                         6.20      (0.01)(b)           1.97         1.96            --             --            --
  12/31/2002                         7.70      (0.01)(b)          (1.49)       (1.50)           --             --            --
  12/31/2001                         7.60      (0.02)(b)           0.12         0.10            --             --            --
  12/31/2000                         7.45       0.01               0.14         0.15          0.00(c)          --          0.00
   Class B
  6/30/2005(e)                       8.21      (0.02)(b)           0.12         0.10            --          (0.24)        (0.24)
  12/31/2004                         7.57      (0.06)(b)           0.87         0.81            --          (0.17)        (0.17)
  12/31/2003                         5.80      (0.06)(b)           1.83         1.77            --             --            --
  12/31/2002                         7.26      (0.06)(b)          (1.40)       (1.46)           --             --            --
  12/31/2001                         7.22      (0.07)(b)           0.11         0.04            --             --            --
  12/31/2000                         7.13      (0.04)              0.13         0.09          0.00(c)          --          0.00
   Class C
  6/30/2005(e)                       8.21      (0.02)(b)           0.12         0.10            --          (0.24)        (0.24)
  12/31/2004                         7.57      (0.05)(b)           0.86         0.81            --          (0.17)        (0.17)
  12/31/2003                         5.80      (0.06)(b)           1.83         1.77            --             --            --
  12/31/2002                         7.26      (0.06)(b)          (1.40)       (1.46)           --             --            --
  12/31/2001                         7.22      (0.07)(b)           0.11         0.04            --             --            --
  12/31/2000                         7.14      (0.05)              0.13         0.08          0.00(c)          --          0.00
VAUGHAN NELSON SMALL CAP VALUE
   Class A
  6/30/2005(e)                 $    16.07 $    (0.03)(b)     $     0.51   $     0.48    $       --     $       --    $       --
  12/31/2004                        13.94      (0.13)(b)           2.26         2.13            --             --            --
  12/31/2003                        10.05      (0.19)(b)           4.08         3.89            --             --            --
  12/31/2002                        14.52      (0.21)(b)          (4.26)       (4.47)           --             --            --
  12/31/2001                        16.51      (0.21)(b)          (1.78)       (1.99)           --             --            --
  12/31/2000                        23.42      (0.28)             (2.30)       (2.58)           --          (4.33)        (4.33)
   Class B
  6/30/2005(e)                      14.97      (0.08)(b)           0.47         0.39            --             --            --
  12/31/2004                        13.08      (0.22)(b)           2.11         1.89            --             --            --
  12/31/2003                         9.51      (0.26)(b)           3.83         3.57            --             --            --
  12/31/2002                        13.84      (0.28)(b)          (4.05)       (4.33)           --             --            --
  12/31/2001                        15.86      (0.30)(b)          (1.72)       (2.02)           --             --            --
  12/31/2000                        22.85      (0.44)             (2.22)       (2.66)           --          (4.33)        (4.33)
   Class C
  6/30/2005(e)                      14.98      (0.08)(b)           0.47         0.39            --             --            --
  12/31/2004                        13.09      (0.22)(b)           2.11         1.89            --             --            --
  12/31/2003                         9.51      (0.26)(b)           3.84         3.58            --             --            --
  12/31/2002                        13.84      (0.28)(b)          (4.05)       (4.33)           --             --            --
  12/31/2001                        15.86      (0.30)(b)          (1.72)       (2.02)           --             --            --
  12/31/2000                        22.85      (0.44)             (2.22)       (2.66)           --          (4.33)        (4.33)






                               Redemption fee
                                 Per Share
                               --------------
IXIS VALUE FUND
   Class A
  6/30/2005(e)                          --
  12/31/2004                            --
  12/31/2003                            --
  12/31/2002                            --
  12/31/2001                            --
  12/31/2000                            --
   Class B
  6/30/2005(e)                          --
  12/31/2004                            --
  12/31/2003                            --
  12/31/2002                            --
  12/31/2001                            --
  12/31/2000                            --
   Class C
  6/30/2005(e)                          --
  12/31/2004                            --
  12/31/2003                            --
  12/31/2002                            --
  12/31/2001                            --
  12/31/2000                            --
VAUGHAN NELSON SMALL CAP VALUE
   Class A
  6/30/2005(e)                        0.00(c)
  12/31/2004                          0.00(c)
  12/31/2003                            --
  12/31/2002                            --
  12/31/2001                            --
  12/31/2000                            --
   Class B
  6/30/2005(e)                        0.00(c)
  12/31/2004                          0.00(c)
  12/31/2003                            --
  12/31/2002                            --
  12/31/2001                            --
  12/31/2000                            --
   Class C
  6/30/2005(e)                        0.00(c)
  12/31/2004                          0.00(c)
  12/31/2003                            --
  12/31/2002                            --
  12/31/2001                            --
  12/31/2000                            --

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

                See accompanying notes to financial statements.

                                           Ratios to average net assets:
                                           ----------------------------

      Net asset                Net assets,
        value,        Total      end of                 Net investment   Portfolio
        end of       return    the period  Expenses         income       turnover
      the period     (%) (a)     (000's)   (%) (d)      (loss) (%) (d)   rate (%)
      ----------    ---------  -----------  ---------   --------------   ---------
      $     8.82          1.5  $  100,355       1.58           0.18             30
            8.92         11.4     105,359       1.66           0.03             56
            8.16         31.6     110,228       1.81          (0.15)            75
            6.20        (19.5)     99,894       1.68          (0.21)            67
            7.70          1.3     137,855       1.64          (0.28)            77
            7.60          2.0     154,179       1.62           0.10            129
            8.07          1.2      24,338       2.33          (0.57)            30
            8.21         10.7      27,804       2.41          (0.72)            56
            7.57         30.5      30,029       2.56          (0.90)            75
            5.80        (20.1)     27,808       2.43          (0.96)            67
            7.26          0.6      44,325       2.39          (1.03)            77
            7.22          1.3      45,364       2.37          (0.65)           129
            8.07          1.2       3,054       2.33          (0.57)            30
            8.21         10.7       3,079       2.41          (0.70)            56
            7.57         30.5       2,134       2.56          (0.90)            75
            5.80        (20.1)      2,047       2.43          (0.96)            67
            7.26          0.6       2,833       2.39          (1.03)            77
            7.22          1.1       2,496       2.40          (0.68)           129
      $    16.55          3.0  $   48,677       1.98          (0.33)            36
           16.07         15.3      45,138       2.01          (0.89)           172
           13.94         38.7      45,442       2.33          (1.69)           156
           10.05        (30.8)     38,441       2.13          (1.72)           160
           14.52        (12.1)     69,873       2.08          (1.43)           174
           16.51        (12.2)     89,714       1.88          (1.19)           216
           15.36          2.6      44,724       2.73          (1.12)            36
           14.97         14.5      54,652       2.76          (1.65)           172
           13.08         37.5      55,662       3.08          (2.44)           156
            9.51        (31.3)     46,215       2.88          (2.47)           160
           13.84        (12.7)     82,060       2.83          (2.18)           174
           15.86        (12.9)    107,083       2.63          (1.94)           216
           15.37          2.6      13,506       2.73          (1.09)            36
           14.98         14.4      13,549       2.76          (1.63)           172
           13.09         37.6      12,042       3.08          (2.44)           156
            9.51        (31.3)     10,930       2.88          (2.47)           160
           13.84        (12.7)     22,047       2.83          (2.18)           174
           15.86        (12.9)     28,090       2.63          (1.94)           216

(c)Amount rounds to less than $0.01 per share.
(d)Computed on an annualized basis for periods less than one year.
(e)For the six months ended June 30, 2005 (unaudited)

For a share outstanding throughout each period.

                                   Income (loss) from investment operations:     Less distributions:
                                   ----------------------------------------  --------------------------

                        Net asset
                         value,                    Net realized              Distributions
                        beginning       Net       and unrealized Total from    from net
                           of        investment   gain (loss) on investment    realized        Total
                         period       loss(b)      investments   operations  capital gains distributions
                        ---------- ----------     -------------- ----------  ------------- -------------
WESTPEAK CAPITAL GROWTH
   Class A
  6/30/2005(d)          $    11.43 $    (0.04)      $    (0.02)  $    (0.06)  $       --    $       --
  12/31/2004                 10.87      (0.02)(c)         0.58         0.56           --            --
  12/31/2003                  8.58      (0.08)            2.37         2.29           --            --
  12/31/2002                 11.93      (0.09)           (3.26)       (3.35)          --            --
  12/31/2001                 15.04      (0.13)           (2.95)       (3.08)       (0.03)        (0.03)
  12/31/2000                 22.86      (0.18)           (4.14)       (4.32)       (3.50)        (3.50)
   Class B
  6/30/2005(d)                9.94      (0.07)           (0.03)       (0.10)          --            --
  12/31/2004                  9.52      (0.09)(c)         0.51         0.42           --            --
  12/31/2003                  7.56      (0.13)            2.09         1.96           --            --
  12/31/2002                 10.61      (0.15)           (2.90)       (3.05)          --            --
  12/31/2001                 13.47      (0.20)           (2.63)       (2.83)       (0.03)        (0.03)
  12/31/2000                 21.06      (0.32)           (3.77)       (4.09)       (3.50)        (3.50)
   Class C
  6/30/2005(d)                9.92      (0.07)           (0.03)       (0.10)          --            --
  12/31/2004                  9.50      (0.09)(c)         0.51         0.42           --            --
  12/31/2003                  7.56      (0.13)            2.07         1.94           --            --
  12/31/2002                 10.60      (0.14)           (2.90)       (3.04)          --            --
  12/31/2001                 13.47      (0.20)           (2.64)       (2.84)       (0.03)        (0.03)
  12/31/2000                 21.06      (0.32)           (3.77)       (4.09)       (3.50)        (3.50)

(a)A sales charge for Class A shares and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

                See accompanying notes to financial statements.

                                         Ratios to average net assets:
                                         ------------------------

                             Net assets,
      Net asset     Total      end of                Net investment    Portfolio
     value, end    return    the period  Expenses    income (loss)     turnover
    of the period  (%) (a)      (000)    (%) (e)        (%) (e)        rate (%)
    ------------- ---------  -----------  ---------  --------------    ---------
     $    11.37        (0.5) $   52,848       1.91         (0.82)             64
          11.43         5.2      57,420       1.89         (0.18)(c)         121
          10.87        26.7      63,380       1.93         (0.85)            107
           8.58       (28.1)     58,729       1.75         (0.84)            103
          11.93       (20.5)     98,412       1.62         (0.99)             90
          15.04       (19.5)    143,425       1.40         (0.80)            118
           9.84        (1.0)     10,869       2.66         (1.57)             64
           9.94         4.4      12,916       2.64         (0.97)(c)         121
           9.52        25.9      16,485       2.68         (1.60)            107
           7.56       (28.8)     16,267       2.50         (1.59)            103
          10.61       (21.0)     35,409       2.37         (1.74)             90
          13.47       (20.1)     56,884       2.15         (1.55)            118
           9.82        (1.0)        945       2.66         (1.57)             64
           9.92         4.4       1,013       2.64         (0.94)(c)         121
           9.50        25.7       1,174       2.68         (1.60)            107
           7.56       (28.7)        847       2.50         (1.59)            103
          10.60       (21.1)      1,745       2.37         (1.74)             90
          13.47       (20.1)      2,487       2.15         (1.55)            118

(c)Includes special one-time distribution from Microsoft Corp. Without this distribution, net investment loss per share would have been $(0.08), $(0.14) and $(0.14) for Class A, Class B, Class C shares, respectively, and the ratio of net investment loss to average net assets would have been (0.76)%, (1.52)% and (1.51)% for Class A, Class B and Class C shares, respectively.
(d)For the six months ended June 30, 2005 (unaudited).
(e)Computed on an annual basis for periods less than one year.

                         NOTES TO FINANCIAL STATEMENTS

June 30, 2005 (unaudited)

1. Organization. IXIS Advisor Funds Trust I (formerly CDC Nvest Funds Trust I), IXIS Advisor Funds Trust II (formerly CDC Nvest Funds Trust II) and IXIS Advisor Funds Trust III (formerly CDC Nvest Funds Trust III) (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts. Each Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and collectively, the "Funds"). Information presented in these financial statements pertains to the equity funds of the Trusts; the financial statements of the other Funds of the Trusts are presented in separate reports. The following Funds are included in this report:

IXIS Advisor Funds Trust I:
IXIS U.S. Diversified Portfolio (the "U.S. Diversified Portfolio"), formerly the CDC Nvest Star Advisers Fund
IXIS Value Fund (the "Value Fund"), formerly the CDC Nvest Star Value Fund CGM Advisor Targeted Equity Fund (the "Targeted Equity Fund")
Hansberger International Fund (the "International Fund")
Vaughan Nelson Small Cap Value Fund (the "Small Cap Value Fund")
Westpeak Capital Growth Fund (the "Capital Growth Fund")

IXIS Advisor Funds Trust II:
Harris Associates Large Cap Value Fund (the "Large Cap Value Fund")

IXIS Advisor Funds Trust III:
Harris Associates Focused Value Fund (the "Focused Value Fund")

Each Fund offers Class A, Class B, and Class C shares. U.S. Diversified Portfolio, Targeted Equity Fund and Large Cap Value Fund also offer Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay higher ongoing Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front end sales charge, do not convert to any other class of shares and pay a higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a CDSC or Rule 12b-1 fees. They are generally intended for institutional investors with a minimum initial investment of $1,000,000, though some categories of investors are excepted from the minimum investment amount.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which cannot be directly attributed are generally apportioned based on the relative net assets of each of the Funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on foreign exchanges are valued at the market price on the non-U.S. exchange, unless a Fund believes that an occurrence after the closing of that exchange will materially affect a security's value. In that case the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment advisers and subadvisers, pursuant to the procedures approved by the Board of Trustees.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon thereafter as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion

June 30, 2005 (unaudited)

of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when recovery of such taxes is uncertain. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal period, resulting from changes in exchange rates.

d. Forward Foreign Currency Contracts. The U.S. Diversified Portfolio, the Value Fund and the International Fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage their currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Funds' investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds' Statement of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell, if any, is shown in the portfolio composition under the caption "Forward Currency Contracts Outstanding." These amounts represent the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as distributions from real estate investment trusts, net operating losses, non-deductible expenses, foreign currency transactions and gains realized from passive foreign investment companies. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

g. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Each Fund's subadviser (or adviser for the Targeted Equity Fund) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

h. Indemnifications. Under the Funds' organizational documents, their officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

June 30, 2005 (unaudited)


3. Purchases and Sales of Securities. For the six months ended June 30, 2005, purchases and sales of securities (excluding short-term investments) were as follows:

            Fund                         Purchases        Sales
            ----                       -------------- --------------
            Targeted Equity Fund       $1,141,483,529 $1,186,301,955
            International Fund             30,839,476     35,532,336
            Focused Value Fund             36,756,416     69,102,579
            Large Cap Value Fund           60,204,082     82,452,367
            U.S. Diversified Portfolio    317,681,623    372,601,683
            Value Fund                     37,576,112     47,912,890
            Small Cap Value Fund           37,279,170     46,335,275
            Capital Growth Fund            41,724,340     47,492,819

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. IXIS Asset Management Advisors, L.P. ("IXIS Advisors"), formerly CDC IXIS Asset Management Advisers, L.P., is the investment adviser to each of the Funds except the Targeted Equity Fund. Capital Growth Management Limited Partnership ("CGM") is the investment adviser to the Targeted Equity Fund. Under the terms of the management agreements each Fund paid a management fee at the following annual rates, calculated daily and payable monthly, based on each Funds' average daily net assets:

                                Percentage of Average Daily Net Assets
-                    ------------------------------------------------------------
                        First         Next         Next        Next       Over
Fund                 $200 million $300 million $500 million $1 billion $2 billion
----                 ------------ ------------ ------------ ---------- ----------
Targeted Equity Fund    0.75%        0.70%        0.65%       0.65%      0.60%
International Fund      0.80%        0.75%        0.75%       0.75%      0.75%
Focused Value Fund      1.00%        1.00%        1.00%       0.95%      0.95%
Large Cap Value Fund    0.70%        0.65%        0.60%       0.60%      0.60%
Value Fund              0.75%        0.70%        0.65%       0.65%      0.65%
Small Cap Value Fund    0.90%        0.90%        0.90%       0.90%      0.90%
Capital Growth Fund     0.75%        0.70%        0.65%       0.65%      0.65%

During the period ended June 30, 2005, U.S. Diversified Portfolio paid management fees at the annual rate of 1.05% of the first $750 million of the Fund's average daily net assets and 0.95% of such assets in excess of $750 million. Effective July 1, 2005, the management fee was reduced to an annual rate of 0.90% of the first $1 billion of the Fund's average daily net assets and 0.80% of such assets in excess of $1 billion.

For the six months ended June 30, 2005, the management fees for each Fund were as follows:

                                          Gross     Percentage of
                                        Management     Average
                        Fund               Fee     Daily Net Assets
                        ----            ---------- ----------------
             Targeted Equity Fund       $2,565,105       0.70%
             International Fund            525,751       0.80%
             Focused Value Fund          1,687,318       1.00%
             Large Cap Value Fund        1,096,496       0.68%
             U.S. Diversified Portfolio  3,408,166       1.05%
             Value Fund                    487,865       0.75%
             Small Cap Value Fund          473,901       0.90%
             Capital Growth Fund           245,923       0.75%

June 30, 2005 (unaudited)


IXIS Advisors has entered into subadvisory agreements for each Fund listed below. Payments to IXIS Advisors are reduced in the amount of payments to the subadvisers.

U.S. Diversified Portfolio Harris Associates L.P. ("Harris")
                           Loomis, Sayles & Company, L.P. ("Loomis Sayles")
                           Mercury Advisors
Value Fund                 Harris
                           Loomis Sayles
                           Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson")
                           Westpeak Global Advisors, L.P. ("Westpeak")
International Fund         Hansberger Global Investors, Inc. ("Hansberger")
Focused Value Fund         Harris
Large Cap Value Fund       Harris
Small Cap Value Fund       Vaughan Nelson
Capital Growth Fund        Westpeak

IXIS Advisors, CGM, Harris, Loomis Sayles, Vaughan Nelson and Westpeak are subsidiaries of IXIS Asset Management North America, L.P. ("IXIS North America"). Hansberger is an affiliated money manager of IXIS North America. Certain officers and directors of IXIS Advisors and its affiliates are also officers or Trustees of the Funds.

For the six months ended June 30, 2005, broker commissions paid to affiliated broker/dealers by the Funds were as follows:

                     Fund                       Commission
                     ----                       ----------
                     U.S. Diversified Portfolio  $62,478

b. Administrative Expense. During the period, IXIS Advisors performed certain administrative services for the Funds and subcontracted with Investors Bank & Trust Company ("IBT") to serve as subadministrator. Pursuant to an agreement among IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV and IXIS Advisor Cash Management Trust ("IXIS Advisor Funds Trusts") and Loomis Sayles Funds I and Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and IXIS Advisors, each Fund pays IXIS Advisors its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

             (1)Percentage of Eligible Average Daily Net Assets

                           First       Next       Over
                         $5 billion $5 billion $10 billion
                     -   ---------- ---------- -----------
                          0.0675%    0.0625%     0.0500%

                or
             (2)Each Funds' pro rata portion, allocated based on the combined assets of the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, of the annual aggregate minimum fee of $5 million.

For the six months ended June 30, 2005, amounts paid to IXIS Advisors for administrative expense were as follows:

                   Fund                       Administrative
                   ----                       --------------
                   Targeted Equity Fund          $235,514
                   International Fund              41,228
                   Focused Value Fund             111,773
                   Large Cap Value Fund           107,284
                   U.S. Diversified Portfolio     214,556
                   Value Fund                      42,338
                   Small Cap Value                 34,352
                   Capital Growth Fund             22,504

c. Transfer Agent Fees. IXIS Asset Management Services Company ("IXIS Services"), formerly CDC IXIS Asset Management Services, Inc., a wholly-owned subsidiary of IXIS North America, is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services, Inc. ("BFDS") to serve as sub-transfer agent. During the period, each Load Equity Fund, for its Class A, B and C shares, paid service fees monthly equal to $25.44 for each open account and $2.00 for each closed account, subject to a monthly minimum of $1,500 per class and an annual aggregate minimum fee for all Load Equity Funds of approximately $6.8 million.

June 30, 2005 (unaudited)


Each Load Equity Fund, for its Class Y shares, paid service fees monthly equal to $25.44 for each open account and $2.00 for each closed account, subject to a monthly minimum of $1,500 per class and an aggregate minimum fee for all No-Load Retail Funds* and Load Funds Class Y** of approximately $1million.

* No-Load Retail Funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

** Load Funds - Class Y consist of all Funds with Class Y offered within the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts.

In addition, pursuant to other servicing agreements, each class pays service fees to other firms that provide similar services for their own shareholder accounts.

IXIS Services, BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses. For the six months ended June 30, 2005, amounts paid to IXIS Services as compensation for its services as transfer agent were as follows:

                                                 Transfer
                      Fund                       Agent Fee
                      ----                       ---------
                      Targeted Equity Fund       $601,990
                      International Fund          229,460
                      Focused Value Fund          278,773
                      Large Cap Value Fund        410,149
                      U.S. Diversified Portfolio  914,493
                      Value Fund                  179,213
                      Small Cap Value Fund        226,971
                      Capital Growth Fund         151,292

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), the Fund's distributor (a wholly-owned subsidiary of IXIS North America), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the six months ended June 30, 2005, the Funds paid the following service and distribution fees:

                                      Service Fee         Distribution Fee
    -                          -------------------------- -----------------
    Fund                       Class A  Class B  Class C  Class B  Class C
    ----                       -------  -------  -------  -------  -------
    Targeted Equity Fund       $835,286 $ 68,943 $  3,943 $206,827 $ 11,827
    International Fund           92,978   50,193   21,126  150,580   63,376
    Focused Value Fund          124,342  130,030  167,457  390,090  502,371
    Large Cap Value Fund        261,199   90,253   30,738  270,757   92,215
    U.S. Diversified Portfolio  469,250  248,886   66,059  746,659  198,176
    Value Fund                  126,664   32,175    3,783   96,523   11,350
    Small Cap Value Fund         56,794   58,773   16,073  176,317   48,219
    Capital Growth Fund          66,535   14,269    1,171   42,806    3,511

June 30, 2005 (unaudited)


Commissions (including CDSC) on Fund shares paid to IXIS Distributors by investors in shares of the Funds during the six months ended June 30, 2005 were as follows:

                      Fund
                      ----                       -
                      Targeted Equity Fund       $188,406
                      International Fund           56,910
                      Focused Value Fund          246,763
                      Large Cap Value Fund        112,590
                      U.S. Diversified Portfolio  346,821
                      Value Fund                   49,771
                      Small Cap Value Fund         72,691
                      Capital Growth Fund          41,928

e. Trustees Fees and Expenses. The IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS North America, IXIS Services or their affiliates. Each Trustee who is an independent Trustee of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts receives, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees attended. Each committee chairman receives an additional retainer fee at the annual rate of $7,000. Each committee member receives a meeting attendance fee of $3,750 per committee meeting attended. The co-chairmen of the Board each receive an additional annual retainer of $25,000. These fees are allocated to the various series of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the IXIS Advisor Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

Additionally, the Board of Trustees has approved the use of Fund assets to pay its portion of the annual salary for 2005 of an employee of IXIS Advisors who supports the Fund's Chief Compliance Officer. For the period ended June 30, 2005, each Fund's portion of such expense was $354.

f. Redemption fees. Class A shareholders of Targeted Equity Fund, Focused Value Fund, Small Cap Value Fund, and International Fund are charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares of these Funds within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund. The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchange shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange. These fees are broken out on the Statements of Changes in Net Assets.

g. Publishing Services. IXIS Services performs certain desktop publishing services for the Funds. Fees for these services are presented in the Statements of Operations as a part of shareholder reporting. For the six months ended June 30, 2005 there were no amounts paid to IXIS Services.

5. Line of Credit. Each Fund, along with certain other portfolios, participates in a $50,000,000 committed line of credit provided by IBT under a credit agreement (the "Agreement") dated April 30, 2002. Advances under the Agreement are taken primarily for temporary or emergency purposes. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.45%. In addition, the Funds are charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings during the six months ended June 30, 2005.

6. Security Lending. Each Fund has entered into an agreement with IBT, as an agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Funds receive fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at June 30, 2005 were as follows:

June 30, 2005 (unaudited)


                                   Market Value of   Value of Collateral
       Fund                       Securities on Loan      Received
       ----                       ------------------      --------
       Targeted Equity Fund          $63,083,299         $64,654,350
       International Fund             18,597,626          19,407,485
       Focused Value Fund             56,416,027          58,227,858
       Large Cap Value Fund           24,621,602          25,325,574
       U.S. Diversified Portfolio     88,651,474          91,221,630
       Value Fund                     20,218,456          20,789,977
       Small Cap Value Fund           18,018,961          18,608,140
       Capital Growth Fund             9,818,649          10,115,328

7. Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are presented as realized gains in the Statements of Operations. For the six months ended June 30, 2005, amounts rebated under these agreements were as follows:

                     Fund                       Reductions
                     ----                       ----------
                     Targeted Equity Fund        $274,367
                     International Fund            16,289
                     Focused Value Fund            18,549
                     Large Cap Value Fund          30,589
                     U.S. Diversified Portfolio   110,799
                     Value Fund                    20,342
                     Small Cap Value Fund          33,715
                     Capital Growth Fund           10,623

Previously, such rebates were presented as a reduction of expenses in Statement of Operations. This reclassification has no impact on total net assets of the Funds.

8. Contingent Expense Obligations. IXIS Advisors has given binding undertakings to certain Funds to defer its management fees and, if necessary, bear certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until the dates under "Expiration of Waiver" below and will be reevaluated on an annual basis. For the six months ended June 30, 2005, certain class level expenses have been reimbursed as follows: Large Cap Value Fund: $191,766.

IXIS Advisors shall be permitted to recover expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent the Funds' expenses fall below the expense limits, provided, however, that the Funds are not obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

At June 30, 2005, the expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreements were as follows:

                                                                               Expenses      Expenses
                     Expense Limit as a Percentage of Average                 Subject to    Subject to
                            Daily Net Assets                                   Possible      Possible
-                    ---------------------------------------  Expiration of  Reimbursement Reimbursement
Fund                 Class A    Class B   Class C   Class Y      Waiver      through 2005  through 2006
----                 -------    -------   -------   -------   -------------- ------------- -------------
Focused Value Fund    1.70%      2.45%     2.45%       --%    April 30, 2006   $     --      $     --
Large Cap Value Fund  1.30%      2.05%     2.05%     1.05%    April 30, 2006    613,592       191,766

9. Concentration of Risk. Focused Value Fund is a non-diversified Fund. Compared with diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular company. Therefore, the Fund's returns could be significantly affected by the performance of any one of the small number of stocks in its portfolio.

International Fund had the following geographic concentrations in excess of 10% of its total net assets at June 30, 2005: France 13.1%, Japan 16.7%, and the United Kingdom 18.7%. The Fund pursues its objectives by investing in foreign securities. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

June 30, 2005 (unaudited)


10. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                                            Six Months Ended
                                                                             June 30, 2005
                                                                  -----------------------------------
CGM Advisor Targeted Equity Fund                                       Shares             Amount
--------------------------------                                  ----------------  -----------------
Class A
   Shares sold                                                             988,835  $       9,002,202
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                                  90,813            839,111
                                                                  ----------------  -----------------
                                                                         1,079,648          9,841,313
   Shares repurchased                                                   (5,573,352)       (50,723,382)
                                                                  ----------------  -----------------
   Net increase (decrease)                                              (4,493,704) $     (40,882,069)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             234,073  $       1,988,078
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                                   8,192             70,535
                                                                  ----------------  -----------------
                                                                           242,265          2,058,613
   Shares repurchased                                                     (882,103)        (7,510,418)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (639,838) $      (5,451,805)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                              60,368  $         514,469
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                                     427              3,675
                                                                  ----------------  -----------------
                                                                            60,795            518,144
   Shares repurchased                                                      (49,593)          (421,366)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                  11,202  $          96,778
                                                                  ----------------  -----------------
Class Y
   Shares sold                                                              91,867  $         853,770
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                                   1,321             12,467
                                                                  ----------------  -----------------
                                                                            93,188            866,237
   Shares repurchased                                                      (50,091)          (460,362)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                  43,097  $         405,875
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (5,079,243) $     (45,831,221)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
CGM Advisor Targeted Equity Fund                                       Shares             Amount
--------------------------------                                  ----------------  -----------------
Class A
   Shares sold                                                           2,521,858  $      20,870,954
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                                      --                 --
                                                                  ----------------  -----------------
                                                                         2,521,858         20,870,954
   Shares repurchased                                                  (17,497,433)      (142,925,716)
                                                                  ----------------  -----------------
   Net increase (decrease)                                             (14,975,575) $    (122,054,762)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             584,350  $       4,509,878
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                                      --                 --
                                                                  ----------------  -----------------
                                                                           584,350          4,509,878
   Shares repurchased                                                   (1,391,402)       (10,654,125)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (807,052) $      (6,144,247)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             105,596  $         786,319
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                                      --                 --
                                                                  ----------------  -----------------
                                                                           105,596            786,319
   Shares repurchased                                                      (79,774)          (611,842)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                  25,822  $         174,477
                                                                  ----------------  -----------------
Class Y
   Shares sold                                                             129,331  $       1,094,935
   Shares Issued in connection with the reinvestment of:
      Dividends from net investment income                                      --                 --
                                                                  ----------------  -----------------
                                                                           129,331          1,094,935
   Shares repurchased                                                     (101,673)          (843,271)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                  27,658  $         251,664
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions        (15,729,147) $    (127,772,868)
                                                                  ================  =================

June 30, 2005 (unaudited)

10. Capital Shares (continued).


                                                                            Six Months Ended
                                                                             June 30, 2005
                                                                  -----------------------------------
Hansberger International Fund                                          Shares             Amount
-----------------------------                                     ----------------  -----------------
Class A
   Shares sold                                                             568,330  $       9,750,800
   Shares repurchased                                                     (434,015)        (7,412,519)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 134,315  $       2,338,281
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             110,584  $       1,754,922
   Shares repurchased                                                     (672,203)       (10,638,121)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (561,619) $      (8,883,199)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                              92,590  $       1,463,489
   Shares repurchased                                                      (86,623)        (1,371,099)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                   5,967  $          92,390
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions           (421,337) $      (6,452,528)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
Hansberger International Fund                                          Shares             Amount
-----------------------------                                     ----------------  -----------------
Class A
   Shares sold                                                           1,378,026  $      21,181,534
   Shares repurchased                                                   (1,039,791)       (15,979,778)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 338,235  $       5,201,756
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             234,404  $       3,365,251
   Shares repurchased                                                   (1,672,509)       (23,865,174)
                                                                  ----------------  -----------------
   Net increase (decrease)                                              (1,438,105) $     (20,499,923)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             324,631  $       4,638,364
   Shares repurchased                                                     (142,798)        (2,053,383)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 181,833  $       2,584,981
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions           (918,037) $     (12,713,186)
                                                                  ================  =================

June 30, 2005 (unaudited)


10. Capital Shares (continued).

                                                                            Six Months Ended
                                                                             June 30, 2005
                                                                  -----------------------------------
Harris Associates Focused Value Fund                                   Shares             Amount
------------------------------------                              ----------------  -----------------
Class A
   Shares sold                                                             641,417  $       8,224,257
   Shares repurchased                                                   (1,900,102)       (24,582,855)
                                                                  ----------------  -----------------
   Net increase (decrease)                                              (1,258,685) $     (16,358,598)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             195,352  $       2,434,884
   Shares repurchased                                                     (829,149)       (10,389,311)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (633,797) $      (7,954,427)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             429,381  $       5,354,872
   Shares repurchased                                                   (1,698,689)       (21,236,785)
                                                                  ----------------  -----------------
   Net increase (decrease)                                              (1,269,308) $     (15,881,913)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (3,161,790) $     (40,194,938)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
Harris Associates Focused Value Fund                                   Shares             Amount
------------------------------------                              ----------------  -----------------
Class A
   Shares sold                                                           2,211,604  $      26,494,287
   Shares repurchased                                                   (2,074,206)       (24,982,274)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 137,398  $       1,512,013
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             773,815  $       9,061,361
   Shares repurchased                                                   (1,352,436)       (15,825,604)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (578,621) $      (6,764,243)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                           2,570,290  $      30,041,268
   Shares repurchased                                                   (1,937,670)       (22,709,696)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 632,620  $       7,331,572
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions            191,397  $       2,079,342
                                                                  ================  =================

June 30, 2005 (unaudited)

10. Capital Shares (continued).


                                                                            Six Months Ended
                                                                             June 30, 2005
                                                                  -----------------------------------
Harris Associates Large Cap Value Fund                                 Shares             Amount
--------------------------------------                            ----------------  -----------------
Class A
   Shares sold                                                             604,456  $       7,859,481
   Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                    14,687            191,231
                                                                  ----------------  -----------------
                                                                           619,143          8,050,712
   Shares repurchased                                                   (1,554,986)       (20,198,445)
                                                                  ----------------  -----------------
   Net decrease                                                           (935,843) $     (12,147,733)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             155,517  $       1,902,126
   Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                     6,033             73,844
                                                                  ----------------  -----------------
                                                                           161,550          1,975,970
   Shares repurchased                                                     (960,869)       (11,757,194)
                                                                  ----------------  -----------------
   Net decrease                                                           (799,319) $      (9,781,224)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             151,841  $       1,857,251
   Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                       976             11,938
                                                                  ----------------  -----------------
                                                                           152,817          1,869,189
   Shares repurchased                                                     (355,854)        (4,350,287)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (203,037) $      (2,481,098)
                                                                  ----------------  -----------------
Class Y
   Shares sold                                                              45,250  $         604,566
   Shares issued in connection with the reinvestment of:
    Dividends from net investment income                                     1,195             16,006
                                                                  ----------------  -----------------
                                                                            46,445            620,572
   Shares repurchased                                                     (217,392)        (2,884,095)
                                                                  ----------------  -----------------
   Net decrease                                                           (170,947) $      (2,263,523)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (2,109,146) $     (26,673,578)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
Harris Associates Large Cap Value Fund                                 Shares             Amount
--------------------------------------                            ----------------  -----------------
Class A
   Shares sold                                                           2,114,459  $      26,293,904
   Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                        --                 --
                                                                  ----------------  -----------------
                                                                         2,114,459         26,293,904
   Shares repurchased                                                   (3,058,528)       (38,152,674)
                                                                  ----------------  -----------------
   Net decrease                                                           (944,069) $     (11,858,770)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             539,873  $       6,373,696
   Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                        --                 --
                                                                  ----------------  -----------------
                                                                           539,873          6,373,696
   Shares repurchased                                                   (2,028,413)       (23,942,400)
                                                                  ----------------  -----------------
   Net decrease                                                         (1,488,540) $     (17,568,704)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                           1,068,463  $      12,555,826
   Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                        --                 --
                                                                  ----------------  -----------------
                                                                         1,068,463         12,555,826
   Shares repurchased                                                     (311,574)        (3,687,561)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 756,889  $       8,868,265
                                                                  ----------------  -----------------
Class Y
   Shares sold                                                             278,070  $       3,599,061
   Shares issued in connection with the reinvestment of:
    Dividends from net investment income                                        --                 --
                                                                  ----------------  -----------------
                                                                           278,070          3,599,061
   Shares repurchased                                                   (1,082,092)       (13,760,464)
                                                                  ----------------  -----------------
   Net decrease                                                           (804,022) $     (10,161,403)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (2,479,742) $     (30,720,612)
                                                                  ================  =================

June 30, 2005 (unaudited)

10. Capital Shares (continued).

                                                                            Six Months Ended
                                                                             June 30, 2005
                                                                  -----------------------------------
IXIS U.S. Diversified Portfolio                                        Shares             Amount
-------------------------------                                   ----------------  -----------------
Class A
   Shares sold                                                           1,437,447  $      26,345,179
   Shares repurchased                                                   (2,190,111)       (40,175,338)
                                                                  ----------------  -----------------
   Net decrease                                                           (752,664) $     (13,830,159)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             374,802  $       6,156,108
   Shares repurchased                                                   (2,414,955)       (39,756,412)
                                                                  ----------------  -----------------
   Net decrease                                                         (2,040,153) $     (33,600,304)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                              56,183  $         928,570
   Shares repurchased                                                     (546,002)        (8,991,129)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (489,819) $      (8,062,559)
                                                                  ----------------  -----------------
Class Y
   Shares sold                                                              68,927  $       1,330,957
   Shares repurchased                                                     (256,724)        (4,986,417)
                                                                  ----------------  -----------------
   Net decrease                                                           (187,797) $      (3,655,460)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (3,470,433) $     (59,148,482)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
IXIS U.S. Diversified Portfolio                                        Shares             Amount
-------------------------------                                   ----------------  -----------------
Class A
   Shares sold                                                           3,621,946  $      61,819,311
   Shares repurchased                                                   (4,042,630)       (69,134,083)
                                                                  ----------------  -----------------
   Net decrease                                                           (420,684) $      (7,314,772)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                           1,023,105  $      15,892,084
   Shares repurchased                                                   (5,878,024)       (90,809,102)
                                                                  ----------------  -----------------
   Net decrease                                                         (4,854,919) $     (74,917,018)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             189,049  $       2,929,359
   Shares repurchased                                                     (734,192)       (11,393,435)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (545,143) $      (8,464,076)
                                                                  ----------------  -----------------
Class Y
   Shares sold                                                             218,190  $       3,966,766
   Shares repurchased                                                   (1,673,188)       (29,771,039)
                                                                  ----------------  -----------------
   Net decrease                                                         (1,454,998) $     (25,804,273)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (7,275,744) $    (116,500,139)
                                                                  ================  =================

June 30, 2005 (unaudited)

10. Capital Shares (continued).


                                                                            Six Months Ended
                                                                             June 30, 2005
                                                                  -----------------------------------
IXIS Value Fund                                                        Shares             Amount
---------------                                                   ----------------  -----------------
Class A
   Shares sold                                                             415,947  $       3,694,757
   Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                       (22)                --
    Distributions from net realized gain                                   291,053          2,570,629
                                                                  ----------------  -----------------
                                                                           706,978          6,265,386
   Shares repurchased                                                   (1,145,811)       (10,147,451)
                                                                  ----------------  -----------------
   Net decrease                                                           (438,833) $      (3,882,065)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             141,027  $       1,150,736
   Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                        (2)                --
    Distributions from net realized gain                                    82,723            668,587
                                                                  ----------------  -----------------
                                                                           223,748          1,819,323
   Shares repurchased                                                     (595,455)        (4,855,765)
                                                                  ----------------  -----------------
   Net decrease                                                           (371,707) $      (3,036,442)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                              29,804  $         244,388
   Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                        --                 --
    Distributions from net realized gain                                     7,866             63,582
                                                                  ----------------  -----------------
                                                                            37,670            307,970
   Shares repurchased                                                      (34,362)          (281,864)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                   3,308  $          26,106
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions           (807,232) $      (6,892,401)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
IXIS Value Fund                                                        Shares             Amount
---------------                                                   ----------------  -----------------
Class A
   Shares sold                                                             963,269  $       8,089,262
   Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                        --                 --
    Distributions from net realized gain                                   214,596          1,883,282
                                                                  ----------------  -----------------
                                                                         1,177,865          9,972,544
   Shares repurchased                                                   (2,880,533)       (24,188,526)
                                                                  ----------------  -----------------
   Net decrease                                                         (1,702,668) $     (14,215,982)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             406,698  $       3,154,676
   Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                        --                 --
    Distributions from net realized gain                                    65,280            527,181
                                                                  ----------------  -----------------
                                                                           471,978          3,681,857
   Shares repurchased                                                   (1,049,412)        (8,162,688)
                                                                  ----------------  -----------------
   Net decrease                                                           (577,434) $      (4,480,831)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             139,514  $       1,078,896
   Shares Issued in connection with the reinvestment of:
    Dividends from net investment income                                        --                 --
    Distributions from net realized gain                                     5,506             44,489
                                                                  ----------------  -----------------
                                                                           145,020          1,123,385
   Shares repurchased                                                      (51,629)          (402,248)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                  93,391  $         721,137
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (2,186,711) $     (17,975,676)
                                                                  ================  =================

June 30, 2005 (unaudited)


10. Capital Shares (continued).

                                                                            Six Months Ended
                                                                             June 30, 2005
                                                                  -----------------------------------
Vaughan Nelson Small Cap Value Fund                                    Shares             Amount
-----------------------------------                               ----------------  -----------------
Class A
   Shares sold                                                             550,137  $       8,668,939
   Shares repurchased                                                     (417,386)        (6,598,206)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 132,751  $       2,070,733
                                                                  ----------------  -----------------
Class B
   Shares sold                                                              96,421  $       1,411,516
   Shares repurchased                                                     (834,949)       (12,229,487)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (738,528) $     (10,817,971)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                              92,260  $       1,357,477
   Shares repurchased                                                     (117,887)        (1,729,650)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 (25,627) $        (372,173)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions           (631,404) $      (9,119,411)
                                                                  ================  =================

                                                                            Six Months Ended
                                                                             June 30, 2005
                                                                  -----------------------------------
Westpeak Capital Growth Fund                                           Shares             Amount
----------------------------                                      ----------------  -----------------
Class A
   Shares sold                                                             146,537  $       1,620,890
   Shares repurchased                                                     (518,334)        (5,736,305)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (371,797) $      (4,115,415)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                              55,996  $         537,338
   Shares repurchased                                                     (251,042)        (2,413,268)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (195,046) $      (1,875,930)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                               3,472  $          33,048
   Shares repurchased                                                       (9,294)           (88,461)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                  (5,822) $         (55,413)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions           (572,665) $      (6,046,758)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
Vaughan Nelson Small Cap Value Fund                                    Shares             Amount
-----------------------------------                               ----------------  -----------------
Class A
   Shares sold                                                             397,634  $       5,765,216
   Shares repurchased                                                     (849,371)       (12,182,549)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (451,737) $      (6,417,333)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             291,248  $       3,924,012
   Shares repurchased                                                     (895,799)       (12,076,096)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (604,551) $      (8,152,084)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             171,240  $       2,309,106
   Shares repurchased                                                     (186,838)        (2,501,179)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 (15,598) $        (192,073)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (1,071,886) $     (14,761,490)
                                                                  ================  =================

                                                                               Year Ended
                                                                           December 31, 2004
                                                                  -----------------------------------
Westpeak Capital Growth Fund                                           Shares             Amount
----------------------------                                      ----------------  -----------------
Class A
   Shares sold                                                             313,633  $       3,392,393
   Shares repurchased                                                   (1,124,317)       (12,133,801)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (810,684) $      (8,741,408)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             142,812  $       1,353,045
   Shares repurchased                                                     (575,435)        (5,454,484)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (432,623) $      (4,101,439)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                              14,061  $         133,009
   Shares repurchased                                                      (35,626)          (335,096)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 (21,565) $        (202,087)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (1,264,872) $     (13,044,934)
                                                                  ================  =================

                            ADDITIONAL INFORMATION



Shareholder Meetings (Unaudited)

At a special shareholders' meeting held on June 2, 2005, shareholders of IXIS Advisor Funds Trust I of which the CGM Advisor Targeted Equity Fund, Hansberger International Fund, IXIS U.S. Diversified Portfolio (formerly CDC Nvest Star Advisers Fund), IXIS Value Fund (formerly CDC Nvest Star Value Fund), Vaughan Nelson Small Cap Value Fund and Westpeak Capital Growth Fund are series, voted for the following proposals:

1. Election of Trustees for IXIS Advisor Funds Trust I ("Trust I")

                                                Votes
                                Votes For      Withheld      Total Votes
      -                         ---------      --------      -----------
      Graham T. Allison, Jr. 131,745,061.272 3,213,785.211 134,958,846.483
      Edward A. Benjamin     131,812,753.170 3,146,093.313 134,958,846.483
      Daniel M. Cain         131,896,620.650 3,062,225.833 134,958,846.483
      Paul G. Chenault       131,736,188.725 3,222,657.758 134,958,846.483
      Kenneth J. Cowan       131,624,646.555 3,334,199.928 134,958,846.483
      Richard Darman         131,920,983.533 3,037,862.950 134,958,846.483
      Sandra O. Moose        131,873,816.605 3,085,029.878 134,958,846.483
      John A. Shane          131,718.823.070 3,240,023.413 134,958,846.483
      Charles D. Baker       131,824.162.901 3,134,683.582 134,958,846.483
      Cynthia L. Walker      131,866.957.031 3,091,889.452 134,958,846.483
      Robert J. Blanding     131,879,975.460 3,078,871.023 134,958,846.483
      John T. Hailer         131,817,344.611 3,141,501.872 134,958,846.483

2. Approval of an Amended and Restated Agreement and Declaration of Trust for Trust I

                    Voted
   Voted For       Against    Abstained Votes Broker Non-Votes   Total Votes
   ---------       -------    --------------- ----------------   -----------
 96,227,281.438 3,171,004.690  3,467,338.355   32,093,222.000  134,958,846.483

At a special shareholders' meeting held on June 2, 2005, shareholders of IXIS Advisor Funds Trust II of which the Harris Associates Large Cap Value Fund is a series, voted for the following proposals:

1. Election of Trustees for IXIS Advisor Funds Trust II ("Trust II")

                                                Votes
                                 Votes For     Withheld    Total Votes
        -                        ---------     --------    -----------
        Graham T. Allison, Jr. 22,764,239.374 514,958.204 23,279,197.578
        Edward A. Benjamin     22,770,172.406 509,025.172 23,279,197.578
        Daniel M. Cain         22,772,091.712 507,105.866 23,279,197.578
        Paul G. Chenault       22,749,975.557 529,222.021 23,279,197.578
        Kenneth J. Cowan       22,758,192.528 521,005.050 23,279,197.578
        Richard Darman         22,761,355.077 517,842.501 23,279,197.578
        Sandra O. Moose        22,783,421.156 495,776.422 23,279,197.578
        John A. Shane          22,758,852.839 520,344.739 23,279,197.578
        Charles D. Baker       22,746,708.764 532,488.814 23,279,197.578
        Cynthia L. Walker      22,774,049.885 505,147.693 23,279,197.578
        Robert J. Blanding     22,771,113.391 508,084.187 23,279,197.578
        John T. Hailer         22,773,708.397 505,489.181 23,279,197.578

2. Approval of an Amended and Restated Agreement and Declaration of Trust for Trust II

                     Voted
     Voted For      Against   Abstained Votes Broker Non-Votes  Total Votes
     ---------      -------   --------------- ----------------  -----------
   16,078,256.237 402,230.847   539,405.494    6,259,305.000   23,279,197.578

                            ADDITIONAL INFORMATION



At a special shareholders' meeting held on June 2, 2005, shareholders of IXIS Advisor Funds Trust III, of which the the Harris Associates Focused Value Fund is a series, voted for the following proposals:

1. Election of Trustees for IXIS Advisor Funds Trust III ("Trust III")

                                                Votes
                                 Votes For     Withheld       Total
        -                        ---------     --------       -----
        Graham T. Allison, Jr. 22,076,494.115 290,487.571 22,366,981.686
        Edward A. Benjamin     22,073,775.314 293,206.372 22,366,981.686
        Daniel M. Cain         22,085,370.115 281,611.571 22,366,981.686
        Paul G. Chenault       22,032,781.880 334,199.806 22,366,981.686
        Kenneth J. Cowan       22,018,840.798 348,140.888 22,366,981.686
        Richard Darman         22,085,245.115 281,736.571 22,366,981.686
        Sandra O. Moose        22,076,808.115 290,173.571 22,366,981.686
        John A. Shane          22,049.440.364 317,541.322 22,366,981.686
        Charles D. Baker       22,066,708.875 300,272.811 22,366,981.686
        Cynthia L. Walker      22,060,761.741 306,219.945 22,366,981.686
        Robert J. Blanding     22,080,201.115 286,780.571 22,366,981.686
        John T. Hailer         22,063,445.448 303,536.238 22,366,981.686

2. Approval of an Amended and Restated Agreement and Declaration of Trust for Trust III

                     Voted
     Voted For      Against   Abstained Votes Broker Non-Votes  Total Votes
     ---------      -------   --------------- ----------------  -----------
   12,060,980.712 306,967.971   435,847.003    9,563,186.000   22,366,981.686

With respect to this proposal, the meeting was adjourned initially to June 22, 2005 and again to July 21, 2005 due to insufficient votes to pass the proposal.

Item 2.  Code of Ethics.
Not applicable

Item 3.  Audit Committee Financial Expert.
Not applicable

Item 4.  Principal Accountant Fees and Services.
Not applicable

Item 5.  Audit Committee of Listed Registrants.
Not applicable

Item 6.  Schedule of Investments.
Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable

Item 10.  Submission of Matters to a Vote of Securities Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.  Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

     (a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibit (a)(2)(1) and a(2)(2), respectively.

     (a)  (3)  Not applicable.

     (b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        IXIS Advisor Funds Trust II

                                        By: /s/ John T. Hailer
                                            ------------------------------------

                                        Name:  John T. Hailer
                                        Title: President and Chief Executive
                                                Officer
                                        Date:  August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                        By: /s/ John T. Hailer
                                            ------------------------------------

                                        Name:  John T. Hailer
                                        Title: President and Chief Executive
                                                Officer
                                        Date:  August 26, 2005


                                        By: /s/ Michael C. Kardok
                                            ------------------------------------

                                        Name:  Michael C. Kardok
                                        Title: Treasurer
                                        Date:  August 26, 2005